UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Global Credit Fund (formerly Fidelity® Global Bond Fund) Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Geographic Diversification (% of fund's net assets)

As of June 30, 2017
United States of America	36.5%
Netherlands	10.5%
United Kingdom	10.0%
France	5.5%
Mexico	4.0%
Switzerland	3.8%
Ireland	3.7%
Luxembourg	3.7%
Indonesia	2.4%
Other	19.9%

As of December 31, 2016
United States of America	25.2%
United Kingdom	14.2%
Netherlands	6.9%
Italy	5.8%
Germany	5.6%
Ireland	5.1%
France	5.1%
Japan	4.6%
Luxembourg	4.1%
Other	23.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA	0.3%
A	10.1%
BBB	56.0%
BB and Below	25.0%
Not Rated	6.9%
Short-Term Investments and Net Other Assets*	(0.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	6.6%
AAA	6.7%
AA	5.9%
A	14.1%
BBB	34.3%
BB and Below	22.0%
Not Rated	5.3%
Short-Term Investments and Net Other Assets	5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Corporate Bonds	86.0%
U.S. Government and U.S. Government Agency Obligations	2.2%
Foreign Government and Government Agency Obligations	2.7%
Other Investments	9.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.5)%

 * Futures and Swaps - 0.8%

 ** Foreign Currency Contracts - (49.6)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016*,**
Corporate Bonds	49.2%
U.S. Government and U.S. Government Agency Obligations	6.6%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	0.3%
Foreign Government and Government Agency Obligations	30.6%
Other Investments	5.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Futures and Swaps - 14.4%

 ** Foreign Currency Contracts - (11.9)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments June 30, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.0%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$267,850
Australia - 0.5%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S)	EUR	165,000	193,367
Bailiwick of Jersey - 1.1%
Heathrow Funding Ltd. 6% 3/20/20	GBP	300,000	437,788
Belgium - 0.9%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	295,000	379,347
British Virgin Islands - 2.4%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		550,000	552,303
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	340,000	389,874

TOTAL BRITISH VIRGIN ISLANDS			942,177

Canada - 2.3%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	356,601
4.25% 4/15/27 (b)		162,000	154,342
TELUS Corp. 3.7% 9/15/27		400,000	404,708

TOTAL CANADA			915,651

Cayman Islands - 0.9%
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	300,000	341,564
Cyprus - 1.4%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	500,000	558,236
Denmark - 1.5%
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	170,000	199,395
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	325,000	399,094

TOTAL DENMARK			598,489

France - 3.7%
EDF SA 4.125% (Reg. S) (c)(d)	EUR	200,000	240,994
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	400,000	450,044
LVMH Moet Hennessy - Louis Vuitton SA 0.75% 5/26/24 (Reg. S)	EUR	400,000	456,861
SEB SA 1.5% 5/31/24 (Reg. S)	EUR	300,000	345,283

TOTAL FRANCE			1,493,182

Germany - 1.9%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	200,000	241,519
2.25% 3/24/21 (Reg. S)	EUR	300,000	361,925
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	120,000	138,144

TOTAL GERMANY			741,588

Ireland - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21		150,000	159,148
4.625% 7/1/22		210,000	225,063
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	410,000	498,134
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		200,000	212,884
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	391,183

TOTAL IRELAND			1,486,412

Italy - 1.2%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	150,000	190,810
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		275,000	283,129

TOTAL ITALY			473,939

Luxembourg - 3.7%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	355,000	399,716
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	435,000	488,460
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	495,000	588,205

TOTAL LUXEMBOURG			1,476,381

Mexico - 4.0%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		350,000	382,813
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	100,000	120,680
4.75% 1/11/22 (Reg. S)	EUR	100,000	119,069
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	216,750
Petroleos Mexicanos 3.75% 2/21/24 (Reg. S)	EUR	655,000	774,436

TOTAL MEXICO			1,613,748

Netherlands - 9.2%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	614,683
Compass Group International BV 0.625% 7/3/24 (Reg. S) (e)	EUR	300,000	336,092
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		200,000	213,984
Deutsche Annington Finance BV 5% 10/2/23 (b)		314,000	332,297
Mylan N.V. 2.25% 11/22/24 (Reg. S)	EUR	200,000	236,309
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	116,636
6.125% 1/17/22		236,000	243,434
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	300,000	340,243
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/26		609,000	578,415
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	200,000	228,648
2.7%(Reg. S) (c)(d)	EUR	400,000	453,474

TOTAL NETHERLANDS			3,694,215

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	200,000	68,529
Sweden - 2.0%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	350,000	399,059
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	350,000	394,868

TOTAL SWEDEN			793,927

Switzerland - 3.0%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	620,000	798,123
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	315,000	394,098

TOTAL SWITZERLAND			1,192,221

Turkey - 0.8%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	306,456
United Kingdom - 6.0%
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	128,658
Imperial Tobacco Finance PLC 3.75% 7/21/22 (b)		360,000	374,768
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	145,000	192,557
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	193,256
Tesco PLC 5% 3/24/23	GBP	200,000	287,257
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	140,000	187,823
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	170,000	189,432
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	200,000	293,617
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	370,000	568,919

TOTAL UNITED KINGDOM			2,416,287

United States of America - 34.9%
Abbott Laboratories 3.75% 11/30/26		400,000	408,366
Ally Financial, Inc. 4.125% 2/13/22		570,000	584,250
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	17,076
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		265,000	292,759
AT&T, Inc. 5.45% 3/1/47		360,000	388,065
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (c)	EUR	345,000	397,328
3.95% 4/21/25		215,000	217,866
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	400,774
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	25,852
CBRE Group, Inc. 4.875% 3/1/26		140,000	149,065
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	123,481
Citigroup, Inc. 4.45% 9/29/27		400,000	416,053
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	401,208
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	574,260
DDR Corp. 4.7% 6/1/27		400,000	400,909
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (b)		360,000	379,484
Discover Financial Services 5.2% 4/27/22		150,000	163,265
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		540,000	577,800
Emera U.S. Finance LP 3.55% 6/15/26		400,000	400,966
Exelon Corp. 3.497% 6/1/22 (c)		600,000	615,316
Express Scripts Holding Co. 3.4% 3/1/27		400,000	386,092
General Motors Co. 5.2% 4/1/45		390,000	383,118
Goldman Sachs Group, Inc. 1.25% 5/1/25 (Reg. S)	EUR	355,000	399,310
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	245,000	368,760
Morgan Stanley:
1% 12/2/22	EUR	850,000	976,632
5% 11/24/25		355,000	386,083
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	418,852
Reynolds American, Inc. 7.25% 6/15/37		195,000	266,888
The Mosaic Co. 4.25% 11/15/23		400,000	420,837
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	385,853
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	515,000
Unum Group 4% 3/15/24		555,000	573,281
Voya Financial, Inc. 3.65% 6/15/26		375,000	375,750
Western Gas Partners LP 4% 7/1/22		370,000	379,242
Williams Partners LP 3.35% 8/15/22		380,000	381,997
Willis Group North America, Inc. 3.6% 5/15/24		380,000	383,731

TOTAL UNITED STATES OF AMERICA			13,935,569

TOTAL NONCONVERTIBLE BONDS
(Cost $33,984,791)			34,326,923

U.S. Government and Government Agency Obligations - 2.2%
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bonds:
2.5% 2/15/45		$65,000	$60,757
5% 5/15/37 (g)		310,000	425,814
U.S. Treasury Notes 2.5% 5/15/24 (h)(i)		388,000	397,427
			883,998
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $891,211)			883,998

Foreign Government and Government Agency Obligations - 2.7%
Germany - 0.3%
German Federal Republic 4% 1/4/37	EUR	$75,000	$131,164
Indonesia - 2.4%
Indonesian Republic 2.625% 6/14/23	EUR	805,000	964,742
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,071,050)			1,095,906

Preferred Securities - 9.4%
Austria - 0.6%
Erste Group Bank AG 6.5% (Reg. S) (c)(d)	EUR	200,000	250,073
Denmark - 0.5%
Danske Bank A/S 6.125% (Reg. S) (c)(d)		200,000	212,162
France - 1.7%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	200,000	248,367
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (c)		200,000	217,342
Total SA 2.625% (Reg. S) (c)(d)	EUR	175,000	199,674

TOTAL FRANCE			665,383

Netherlands - 1.3%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)	EUR	225,000	304,108
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	175,000	201,322

TOTAL NETHERLANDS			505,430

Spain - 0.6%
CaixaBank SA 6.75% (Reg. S) (c)(d)	EUR	200,000	241,754
Switzerland - 0.8%
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	250,000	320,077
United Kingdom - 3.9%
Aviva PLC 6.125% (c)(d)	GBP	200,000	304,002
Barclays Bank PLC:
6% (c)(d)	GBP	200,000	266,965
7.625% 11/21/22		278,000	320,343
Barclays PLC 7.25% (Reg. S) (c)(d)	GBP	200,000	275,626
HSBC Holdings PLC 4.75% (Reg. S) (c)(d)	EUR	350,000	398,957

TOTAL UNITED KINGDOM			1,565,893

TOTAL PREFERRED SECURITIES
(Cost $3,492,488)			3,760,772
		Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.10% (j)
(Cost $694,378)		694,239	694,378

Purchased Swaptions - 0.2%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.875%	9/20/17	EUR 1,850,000	$10,493
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.875%	9/20/17	EUR 10,000,000	56,721

TOTAL PUT OPTIONS			67,214

TOTAL PURCHASED SWAPTIONS
(Cost $62,743)			67,214
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $40,196,661)			40,829,191
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(894,732)
NET ASSETS - 100%			$39,934,459

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2017	198,698	$(3,172)
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2017	373,529	(8,943)
1 ICE Long Gilt Contracts (United Kingdom)	Sept. 2017	163,549	(3,124)
TOTAL BOND INDEX CONTRACTS			(15,239)
Treasury Contracts
27 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	5,834,953	(7,678)
15 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	1,767,539	(7,210)
4 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	614,750	3,525
14 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	2,322,250	35,454
5 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2017	541,911	(15,348)
TOTAL TREASURY CONTRACTS			8,743

TOTAL PURCHASED			(6,496)

Sold
Bond Index Contracts
39 Eurex Euro-Bobl Contracts (Germany)	Sept. 2017	5,866,425	51,175
5 Eurex Euro-Bund Contracts (Germany)	Sept. 2017	924,399	13,329
5 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2017	740,378	7,049
TOTAL BOND INDEX CONTRACTS			71,553
Treasury Contracts
18 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	2,259,563	20,962
4 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	539,250	5,867
TOTAL TREASURY CONTRACTS			26,829

TOTAL SOLD			98,382

TOTAL FUTURES CONTRACTS			$91,886

The face value of futures purchased as a percentage of Net Assets is 29.6%

The face value of futures sold as a percentage of Net Assets is 25.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $19,136,438.

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/3/17	AUD	JPMorgan Chase Bank, N.A.	Buy	16,000	$12,273	$24
7/3/17	EUR	JPMorgan Chase Bank, N.A.	Buy	277,000	316,295	80
7/5/17	CAD	Goldman Sachs Bank USA	Buy	10,000	7,705	7
7/5/17	EUR	Goldman Sachs Bank USA	Buy	335,000	381,833	787
8/24/17	AUD	JPMorgan Chase Bank, N.A.	Sell	16,000	12,265	(24)
8/24/17	CAD	BNP Paribas	Sell	22,000	16,312	(668)
8/24/17	CAD	Goldman Sachs Bank USA	Buy	12,000	9,254	8
8/24/17	EUR	Barclays Bank PLC	Buy	40,000	44,750	1,059
8/24/17	EUR	Brown Brothers Harriman & Co.	Sell	382,000	429,230	(8,243)
8/24/17	EUR	Credit Suisse Intl.	Sell	44,000	49,827	(562)
8/24/17	EUR	Goldman Sachs Bank USA	Buy	62,000	69,691	1,313
8/24/17	EUR	Goldman Sachs Bank USA	Buy	226,000	255,889	2,931
8/24/17	EUR	Goldman Sachs Bank USA	Sell	35,000	39,877	(205)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	40,000	44,703	(1,106)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	41,000	45,987	(967)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	317,000	362,244	(790)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Buy	244,000	276,027	3,406
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	95,000	107,006	(1,790)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	269,000	307,979	(85)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	686,000	770,775	(14,845)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	12,887,630	14,554,000	(205,150)
8/24/17	EUR	State Street Bank And Tr Co	Sell	182,000	204,363	(4,067)
8/24/17	GBP	Barclays Bank PLC	Sell	100,000	126,775	(3,678)
8/24/17	GBP	Goldman Sachs Bank USA	Buy	107,000	137,306	2,279
8/24/17	GBP	Goldman Sachs Bank USA	Buy	220,000	285,712	1,284
8/24/17	GBP	Goldman Sachs Bank USA	Sell	30,000	38,877	(259)
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Buy	153,000	196,068	3,525
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Buy	160,000	206,703	2,022
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Sell	49,000	63,287	(635)
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Sell	3,829,577	4,958,000	(37,792)
8/24/17	GBP	State Street Bank And Tr Co	Buy	300,000	380,517	10,842
TOTAL FOREIGN CURRENCY CONTRACTS						$(251,299)

*Contract amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $40,684,330. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,000,000	$(13,786)	$0	$(13,786)
Accor SA		Dec. 2021	Barclays Bank PLC	(1%)	EUR 550,000	(11,568)	2,790	(8,778)
Assicurazioni Generali Spa		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 600,000	22,783	(45,976)	(23,193)
Banca Monte dei Paschi di Siena SpA		Dec. 2017	BNP Paribas	(5%)	EUR 500,000	(10,572)	9,635	(937)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 500,000	(15,048)	(1,340)	(16,388)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas	(1%)	EUR 250,000	(6,565)	219	(6,346)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 550,000	(14,076)	1,269	(12,807)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas	(1%)	EUR 550,000	(3,353)	(14,935)	(18,288)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 250,000	5,213	(18,850)	(13,637)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	(7,916)	(45,600)	(53,516)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 500,000	(17,316)	15,907	(1,409)
TOTAL BUY PROTECTION						(72,204)	(96,881)	(169,085)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,000,000	24,079	0	24,079
Banca Monte dei Paschi di Siena SpA	B3	Dec. 2022	BNP Paribas	5%	EUR 500,000	74,162	(70,515)	3,647
Intesa Sanpaolo Spa	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 600,000	(38,654)	60,848	22,194
Telecom Italia Spa New	Ba1	Jun. 2022	BNP Paribas	1%	EUR 140,000	(3,242)	8,801	5,559
Telecom Italia Spa New	Ba1	Jun. 2022	BNP Paribas	1%	EUR 110,000	(2,547)	6,938	4,391
TOTAL SELL PROTECTION						53,798	6,072	59,870

TOTAL CREDIT DEFAULT SWAPS						$(18,406)	$(90,809)	$(109,215)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $9,085,945.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,815,151 or 4.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $310,432.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,435.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $32,778.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $9,128,978.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,699
Fidelity Mortgage Backed Securities Central Fund	1,719
Total	$11,418

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$163,487	$1,695	$165,246	$--	0.0%
Total	$163,487	$1,695	$165,246	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$34,326,923	$--	$34,326,923	$--
U.S. Government and Government Agency Obligations	883,998	--	883,998	--
Foreign Government and Government Agency Obligations	1,095,906	--	1,095,906	--
Preferred Securities	3,760,772	--	3,760,772	--
Money Market Funds	694,378	694,378	--	--
Purchased Swaptions	67,214	--	67,214	--
Total Investments in Securities:	$40,829,191	$694,378	$40,134,813	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$29,567	$--	$29,567	$--
Futures Contracts	137,361	137,361	--	--
Swaps	126,237	--	126,237	--
Total Assets	$293,165	$137,361	$155,804	$--
Liabilities
Foreign Currency Contracts	$(280,866)	$--	$(280,866)	$--
Futures Contracts	(45,475)	(45,475)	--	--
Swaps	(144,643)	--	(144,643)	--
Total Liabilities	$(470,984)	$(45,475)	$(425,509)	$--
Total Derivative Instruments:	$(177,819)	$91,886	$(269,705)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$67,214	$0
Swaps(b)	126,237	(144,643)
Total Credit Risk	193,451	(144,643)
Foreign Exchange Risk
Foreign Currency Contracts(c)	29,567	(280,866)
Total Foreign Exchange Risk	29,567	(280,866)
Interest Rate Risk
Futures Contracts(d)	137,361	(45,475)
Total Interest Rate Risk	137,361	(45,475)
Total Value of Derivatives	$360,379	$(470,984)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
BNP Paribas	$84,655	$(26,947)	$--	$--	$57,708
Credit Suisse Intl.	56,721	(14,638)	--	--	42,083
JPMorgan Chase Bank, N.A.	31,840	(316,291)	--	284,451	--
State Street Bank And Tr Co	10,842	(4,067)	--	--	6,775
Goldman Sachs Bank USA	8,609	(11,243)	--	--	(2,634)
Citibank, N.A.	5,213	(15,048)	--	--	(9,835)
Barclays Bank PLC	1,059	(15,246)	--	--	(14,187)
Brown Brothers Harriman & Co.	--	(8,243)	--	--	(8,243)
Centrally Cleared OTC Swaps	24,079	(13,786)	--	--	10,293
Exchange Traded Futures	137,361	(45,475)	--	--	91,886
Total	$360,379	$(470,984)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $39,502,283)	$40,134,813
Fidelity Central Funds (cost $694,378)	694,378
Total Investments (cost $40,196,661)		$40,829,191
Cash		6
Foreign currency held at value (cost $91,114)		92,084
Receivable for investments sold		57,970
Unrealized appreciation on foreign currency contracts		29,567
Receivable for swaps		9,668
Receivable for fund shares sold		81,571
Interest receivable		406,433
Distributions receivable from Fidelity Central Funds		1,930
Receivable for daily variation margin for derivative instruments		3,377
Bi-lateral OTC swaps, at value		102,158
Receivable from investment adviser for expense reductions		21,349
Total assets		41,635,304
Liabilities
Payable for investments purchased
Regular delivery	$763,335
Delayed delivery	339,804
Unrealized depreciation on foreign currency contracts	280,866
Payable for swaps	70,760
Payable for fund shares redeemed	3,853
Bi-lateral OTC swaps, at value	130,857
Accrued management fee	18,646
Distribution and service plan fees payable	3,271
Other affiliated payables	7,170
Other payables and accrued expenses	82,283
Total liabilities		1,700,845
Net Assets		$39,934,459
Net Assets consist of:
Paid in capital		$43,223,233
Distributions in excess of net investment income		(499,585)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,149,392)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,203
Net Assets		$39,934,459
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,174,795 ÷ 457,466 shares)		$9.13
Maximum offering price per share (100/96.00 of $9.13)		$9.51
Class M:
Net Asset Value and redemption price per share ($2,059,776 ÷ 225,824 shares)		$9.12
Maximum offering price per share (100/96.00 of $9.12)		$9.50
Class C:
Net Asset Value and offering price per share ($2,361,087 ÷ 259,483 shares)(a)		$9.10
Global Credit:
Net Asset Value, offering price and redemption price per share ($29,934,740 ÷ 3,278,543 shares)		$9.13
Class I:
Net Asset Value, offering price and redemption price per share ($1,404,061 ÷ 153,824 shares)		$9.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017
Investment Income
Dividends		$98,304
Interest		455,432
Income from Fidelity Central Funds		11,418
Income before foreign taxes withheld		565,154
Less foreign taxes withheld		(4,320)
Total income		560,834
Expenses
Management fee	$144,183
Transfer agent fees	34,977
Distribution and service plan fees	25,611
Accounting fees and expenses	13,368
Custodian fees and expenses	8,807
Independent trustees' fees and expenses	102
Registration fees	67,844
Audit	80,614
Legal	49
Miscellaneous	299
Total expenses before reductions	375,854
Expense reductions	(157,265)	218,589
Net investment income (loss)		342,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(616,638)
Fidelity Central Funds	3,053
Foreign currency transactions	(270,071)
Futures contracts	71,332
Swaps	57,733
Total net realized gain (loss)		(754,591)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,820,739
Assets and liabilities in foreign currencies	(251,945)
Futures contracts	167,500
Swaps	(73,659)
Total change in net unrealized appreciation (depreciation)		3,662,635
Net gain (loss)		2,908,044
Net increase (decrease) in net assets resulting from operations		$3,250,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$342,245	$1,108,621
Net realized gain (loss)	(754,591)	(130,820)
Change in net unrealized appreciation (depreciation)	3,662,635	439,149
Net increase (decrease) in net assets resulting from operations	3,250,289	1,416,950
Distributions to shareholders from net investment income	(211,073)	(1,215,883)
Distributions to shareholders from net realized gain	–	(629,668)
Distributions to shareholders from tax return of capital	–	(42,971)
Total distributions	(211,073)	(1,888,522)
Share transactions - net increase (decrease)	(18,143,177)	(3,278,957)
Total increase (decrease) in net assets	(15,103,961)	(3,750,529)
Net Assets
Beginning of period	55,038,420	58,788,949
End of period	$39,934,459	$55,038,420
Other Information
Distributions in excess of net investment income end of period	$(499,585)	$(630,757)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class A

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.052	.156	.205	.199	.172	.088
Net realized and unrealized gain (loss)	.497	.055	(.692)	(.187)	(.553)	.207
Total from investment operations	.549	.211	(.487)	.012	(.381)	.295
Distributions from net investment income	(.029)	(.175)	–	(.006)	–	(.078)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.006)	(.213)	(.186)	(.197)	–
Total distributions	(.029)	(.281)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.13	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	6.39%	2.39%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.68%H	1.52%	1.46%	1.44%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	1.18%H	1.72%	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,175	$4,667	$4,781	$4,770	$3,965	$3,041
Portfolio turnover rateI	199%H	105%	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class M

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.053	.156	.204	.199	.172	.088
Net realized and unrealized gain (loss)	.486	.058	(.691)	(.187)	(.553)	.207
Total from investment operations	.539	.214	(.487)	.012	(.381)	.295
Distributions from net investment income	(.029)	(.178)	–	(.006)	–	(.078)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.006)	(.213)	(.186)	(.197)	–
Total distributions	(.029)	(.284)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.12	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	6.27%	2.42%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.55%	1.48%	1.46%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	.99%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	1.18%H	1.72%	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,060	$2,874	$3,037	$3,012	$2,943	$2,747
Portfolio turnover rateI	199%H	105%	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class C

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$8.67	$9.37	$9.55	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.019	.088	.137	.126	.099	.042
Net realized and unrealized gain (loss)	.491	.056	(.690)	(.185)	(.558)	.208
Total from investment operations	.510	.144	(.553)	(.059)	(.459)	.250
Distributions from net investment income	(.010)	(.110)	–	(.004)	–	(.033)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.004)	(.147)	(.117)	(.129)	–
Total distributions	(.010)	(.214)	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$9.10	$8.60	$8.67	$9.37	$9.55	$10.14
Total ReturnC,D,E	5.93%	1.64%	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.49%H	2.30%	2.25%	2.22%	2.08%	2.36%H
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%	1.75%	1.75%	1.75%H
Expenses net of all reductions	1.75%H	1.75%	1.75%	1.75%	1.75%	1.75%H
Net investment income (loss)	.43%H	.97%	1.51%	1.30%	1.01%	.69%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,361	$3,514	$3,541	$4,340	$3,579	$2,994
Portfolio turnover rateI	199%H	105%	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.064	.179	.227	.223	.199	.103
Net realized and unrealized gain (loss)	.493	.055	(.691)	(.188)	(.556)	.208
Total from investment operations	.557	.234	(.464)	.035	(.357)	.311
Distributions from net investment income	(.037)	(.197)	–	(.007)	–	(.094)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.007)	(.236)	(.208)	(.221)	–
Total distributions	(.037)	(.304)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.13	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	6.49%	2.65%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.33%G	1.14%	1.09%	1.09%	.99%	1.28%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%	.75%G
Net investment income (loss)	1.43%G	1.97%	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,935	$41,569	$44,497	$46,242	$45,300	$155,463
Portfolio turnover rateH	199%G	105%	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class I

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.064	.179	.226	.223	.196	.104
Net realized and unrealized gain (loss)	.493	.055	(.690)	(.188)	(.553)	.207
Total from investment operations	.557	.234	(.464)	.035	(.357)	.311
Distributions from net investment income	(.037)	(.197)	–	(.007)	–	(.094)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.007)	(.236)	(.208)	(.221)	–
Total distributions	(.037)	(.304)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.13	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	6.49%	2.65%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.35%G	1.16%	1.14%	1.15%	1.02%	1.36%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.74%G	.75%	.75%	.75%	.75%	.75%G
Net investment income (loss)	1.43%G	1.97%	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,404	$2,415	$2,932	$2,718	$2,646	$2,580
Portfolio turnover rateH	199%G	105%	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Fidelity Global Credit Fund (formerly Fidelity Global Bond Fund) (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Global Credit and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2016, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$970,762
Gross unrealized depreciation	(347,667)
Net unrealized appreciation (depreciation) on securities	$623,095
Tax cost	$40,206,096

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(745,247)
Long-term	(1,404,998)
Total no expiration	(2,150,245)

The Fund intends to elect to defer to its next fiscal year $650,256 of ordinary losses recognized during the period November 1, 2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(179,780)	$28,580
Swaps	57,733	(73,659)
Total Credit Risk	(122,047)	(45,079)
Foreign Exchange Risk
Foreign Currency Contracts	(357,666)	(281,944)
Total Foreign Exchange Risk	(357,666)	(281,944)
Interest Rate Risk
Futures Contracts	71,332	167,500
Total Interest Rate Risk	71,332	167,500
Totals	$(408,381)	$(159,523)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and also to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $40,875,340 and $53,501,263, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,008	$1,949
Class M	-%	.25%	3,524	1,878
Class C	.75%	.25%	16,079	8,280
			$25,611	$12,107

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$629
Class M	129
Class C(a)	162
$920

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,988.21
Class M	3,748.27
Class C	4,216.26
Global Credit	20,683.11
Class I	1,342.12
	$34,977

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $97 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$16,315
Class M	1.00%	10,486
Class C	1.75%	11,815
Global Credit	.75%	111,827
Class I	.75%	6,584
		$157,027

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $165.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$16,510	$92,401
Class M	9,979	55,704
Class C	3,895	47,791
Global Credit	170,607	947,049
Class I	10,082	72,938
Total	$211,073	$1,215,883
From net realized gain
Class A	$–	$53,606
Class M	–	32,813
Class C	–	40,346
Global Credit	–	475,296
Class I	–	27,607
Total	$–	$629,668

From Return of Capital
Class A	$–	$3,354
Class M	–	2,067
Class C	–	1,750
Global Credit	–	33,440
Class I	–	2,360
Total	$–	$42,971

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	95,873	162,753	$850,923	$1,485,797
Reinvestment of distributions	1,855	16,679	16,347	147,005
Shares redeemed	(182,364)	(187,940)	(1,641,874)	(1,709,345)
Net increase (decrease)	(84,636)	(8,508)	$(774,604)	$(76,543)
Class M
Shares sold	42,386	86,401	$377,003	$783,618
Reinvestment of distributions	1,132	10,293	9,979	90,585
Shares redeemed	(151,629)	(112,517)	(1,370,192)	(1,025,062)
Net increase (decrease)	(108,111)	(15,823)	$(983,210)	$(150,859)
Class C
Shares sold	36,984	194,603	$328,151	$1,770,197
Reinvestment of distributions	437	9,965	3,846	87,282
Shares redeemed	(186,620)	(204,153)	(1,670,157)	(1,836,971)
Net increase (decrease)	(149,199)	415	$(1,338,160)	$20,508
Global Credit
Shares sold	846,678	1,841,358	$7,558,370	$16,889,850
Reinvestment of distributions	18,989	161,672	167,301	1,428,727
Shares redeemed	(2,414,669)	(2,299,420)	(21,629,675)	(20,844,766)
Net increase (decrease)	(1,549,002)	(296,390)	$(13,904,004)	$(2,526,189)
Class I
Shares sold	24,846	306,483	$219,396	$2,791,455
Reinvestment of distributions	1,075	11,026	9,475	98,192
Shares redeemed	(152,575)	(374,693)	(1,372,070)	(3,435,521)
Net increase (decrease)	(126,654)	(57,184)	$(1,143,199)	$(545,874)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and Shareholders of Fidelity Global Credit Fund (formerly Fidelity Global Bond Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Credit Fund (a fund of Fidelity School Street Trust) as of June 30, 2017, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Credit Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 21, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	1.00%
Actual		$1,000.00	$1,063.90	$5.12
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$1,062.70	$5.11
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,059.30	$8.94
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Global Credit	.75%
Actual		$1,000.00	$1,064.90	$3.84
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.75%
Actual		$1,000.00	$1,064.90	$3.84
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GLB-SANN-0817
1.939064.105

Fidelity® Intermediate Municipal Income Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.8	13.7
Florida	13.4	13.2
Texas	9.9	10.9
California	7.4	7.3
New York	7.3	7.0

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.8	35.5
Health Care	14.9	15.5
Transportation	12.2	10.4
Escrowed/Pre-Refunded	11.0	9.8
Electric Utilities	7.6	9.1

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	5.6%
AA,A	65.8%
BBB	13.1%
BB and Below	1.1%
Not Rated	3.7%
Short-Term Investments and Net Other Assets	10.7%

As of December 31, 2016
AAA	5.6%
AA,A	70.6%
BBB	10.5%
BB and Below	1.1%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	9.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,092
5% 3/1/30	6,305	7,338
5% 3/1/31	6,320	7,313
5% 3/1/32	5,075	5,843
5% 3/1/33	7,380	8,461
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,623
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,333
5% 3/1/27	4,030	4,617
5% 3/1/28	4,350	4,945
5% 3/1/29	3,570	4,029
5% 3/1/30	4,305	4,824

TOTAL ALABAMA		64,418

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,528
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	8,912

TOTAL ALASKA		17,440

Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/17 (FSA Insured)	10,000	10,097
5% 10/1/18 (FSA Insured)	2,500	2,621
5.25% 10/1/20 (FSA Insured)	6,695	7,279
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	6,300	6,440
6% 1/1/27 (Pre-Refunded to 1/1/18 @ 100)	1,400	1,434
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,814
Glendale Excise Tax Rev. Series 2017:
5% 7/1/23 (b)	3,675	4,309
5% 7/1/25 (b)	3,345	3,977
5% 7/1/28 (b)	1,510	1,799
5% 7/1/32 (b)	3,000	3,484
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,428
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,382
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,561
5% 7/1/28	7,470	8,832
5% 7/1/29	8,140	9,553
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,177
5% 7/1/25 (FSA Insured)	2,125	2,572
5% 7/1/26 (FSA Insured)	3,670	4,422
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
4% 1/1/24	6,500	7,363
5% 1/1/22	2,500	2,871
5% 1/1/23	5,000	5,858
5% 1/1/24	2,050	2,447
5% 1/1/25	7,785	9,431
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	800	794
6% 1/1/48 (c)	2,855	2,865
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,162
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	2,022
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,168
Series 2011 C, 5% 7/1/21	1,000	1,145
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	7,970
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.3%, tender 8/1/17 (a)(d)	28,380	28,379
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,390
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,287
Series 2012 A:
5% 7/1/22	500	585
5% 7/1/23	1,100	1,286

TOTAL ARIZONA		179,204

California - 7.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,864
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,566
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,308
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,617
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,888
1.5%, tender 4/2/18 (a)	6,800	6,808
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,528
5% 12/1/29	4,865	5,583
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,072
5% 7/1/18 (Escrowed to Maturity)	3,480	3,621
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,835	3,427
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	1,470	1,510
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,837
5% 8/1/26	15,000	18,659
5% 8/1/29	7,175	8,668
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,456
6% 3/1/33	12,375	13,918
6% 4/1/38	7,500	8,122
6% 11/1/39	35,800	39,710
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	107
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,660
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,731
Series 2011 D, 5% 8/15/35	3,000	3,344
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 8/1/17 (a)(c)(d)	24,400	24,399
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,056
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17 (Escrowed to Maturity)	15,275	15,434
Series 2011 A:
5.25% 10/1/24	4,000	4,615
5.25% 10/1/25	4,000	4,612
Series 2012 A:
5% 4/1/21	7,000	7,939
5% 4/1/22	2,100	2,441
5% 4/1/23	5,000	5,755
Series 2012 G:
5% 11/1/23	1,000	1,167
5% 11/1/24	1,000	1,165
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,654
5% 12/1/21	2,500	2,885
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	2,100	2,318
Series 2009 I, 6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,300	1,451
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,100	4,600
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,031
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	671
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,888
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,281
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,783
Series 2017 A1:
5% 6/1/25	4,000	4,732
5% 6/1/26	1,000	1,192
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,403
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	4,156
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,900
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,780	1,937
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2011 A1, 1.07%, tender 7/3/17 (a)	10,800	10,800
Series 2011 A3, 1.07%, tender 7/3/17 (a)	10,075	10,075
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,140
5% 7/1/23	3,800	4,325
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,274
5% 7/1/20	2,000	2,149
5% 7/1/21	1,500	1,611
5% 7/1/22	2,250	2,415
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,598
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28 (Pre-Refunded to 8/1/21 @ 100)	1,860	2,227
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,285
5% 8/1/28	1,000	1,206
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,735
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,768
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,374
5% 9/1/28	1,600	1,831
5% 9/1/32	1,685	1,881
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,326
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	781
5.25% 7/1/21	700	804
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,707
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,036
5.25% 8/1/26	2,200	2,360
5.5% 8/1/20	2,000	2,171
Series 2009 B, 5% 8/1/18	7,355	7,665
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,317
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,147
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,397
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,895
0% 8/1/37	2,000	943
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,017
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,816
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,134
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,243
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,136
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,232
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,155

TOTAL CALIFORNIA		439,069

Colorado - 0.7%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,268
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,185
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,458
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	8,269
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905	4,631
Series 2010 A:
0% 9/1/35	2,000	966
0% 9/1/37	3,000	1,314
0% 9/1/38	3,760	1,567

TOTAL COLORADO		42,658

Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	4,965	5,092
Series 2012 E, 5% 9/15/23	3,000	3,432
Series 2016 A:
4% 3/15/18	21,100	21,527
5% 3/15/26	3,030	3,554

TOTAL CONNECTICUT		33,605

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,454
5% 1/1/24	1,270	1,514
5% 1/1/25	2,750	3,250

TOTAL DELAWARE, NEW JERSEY		8,218

District Of Columbia - 0.5%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,248
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	7,985
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/29 (d)	5,605	6,712
5% 10/1/31 (b)(d)	2,405	2,845
5% 10/1/34 (b)(d)	2,000	2,329
5% 10/1/36 (b)(d)	1,875	2,169

TOTAL DISTRICT OF COLUMBIA		29,288

Florida - 13.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,858
5% 7/1/30	7,455	8,622
Series 2015 C, 5% 7/1/24	3,000	3,565
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,600
Series A:
5% 10/1/29 (d)	4,210	4,820
5% 10/1/31 (d)	3,000	3,402
5% 10/1/32 (d)	4,000	4,517
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/21	5,380	6,106
5% 7/1/22	5,000	5,799
5% 7/1/25	5,635	6,462
5% 7/1/26	24,585	28,131
Series 2015 A:
5% 7/1/26	11,500	13,781
5% 7/1/27	9,165	10,880
5% 7/1/28	4,000	4,704
Series 2015 B:
5% 7/1/25	2,160	2,638
5% 7/1/26	11,670	13,985
5% 7/1/27	7,900	9,378
5% 7/1/28	13,510	15,888
Series 2016, 5% 7/1/32	2,500	2,902
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/18	2,000	2,070
Series 2012 A1, 5% 6/1/21	2,710	3,069
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,500
5% 12/1/23	2,245	2,587
5% 12/1/24	2,365	2,724
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,185
5% 7/1/28	1,000	1,174
5% 7/1/30	6,630	7,693
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,011
Series 2011 C:
5% 6/1/20	12,380	13,725
5% 6/1/22	10,000	11,399
Series 2011 E, 5% 6/1/24	5,000	5,685
Series A, 5.5% 6/1/38	1,800	1,890
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28 (Pre-Refunded to 7/1/17 @ 101)	3,375	3,409
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,205
5% 10/1/28	5,000	5,788
5% 10/1/29	2,725	3,133
5% 10/1/30	2,475	2,828
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,172
5% 10/1/31	2,000	2,363
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,125
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,304
Series 2015 B:
5% 10/1/24	1,000	1,200
5% 10/1/27	1,500	1,791
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,466
5% 6/1/35	2,500	2,748
5% 6/1/46	2,340	2,535
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,638
5% 11/15/18	2,000	2,103
Series 2008 B, 6% 11/15/37	12,000	13,362
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (d)	1,360	1,495
5% 9/1/21 (d)	1,300	1,460
5% 9/1/22 (d)	1,650	1,883
5% 9/1/23 (d)	2,000	2,312
5% 9/1/24 (d)	2,200	2,569
5% 9/1/25 (d)	2,215	2,603
5% 9/1/26 (d)	2,265	2,675
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,142
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,201
5% 7/1/25	2,000	2,428
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,006
5% 9/1/22	2,270	2,455
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,685
5% 10/1/23	5,320	6,144
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,903
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,187
5% 6/1/26 (FSA Insured)	1,800	2,116
5% 6/1/28 (FSA Insured)	500	576
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,418
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,241
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,324
Series 2012 A:
5% 10/1/22 (d)	3,000	3,466
5% 10/1/24 (d)	10,000	11,441
5% 10/1/24	2,165	2,501
Series 2014 A:
5% 10/1/27 (d)	1,325	1,546
5% 10/1/29 (d)	2,805	3,228
5% 10/1/33 (d)	5,600	6,343
5% 10/1/37	7,400	8,382
Series 2015 A, 5% 10/1/35 (d)	2,500	2,814
Series 2016 A:
5% 10/1/30	2,500	2,951
5% 10/1/31	1,000	1,173
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,577
Series 2016:
5% 10/1/28	5,545	6,616
5% 10/1/29	4,105	4,850
5% 10/1/30	7,430	8,719
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,917
Series 2014 A, 5% 7/1/44	2,900	3,234
Series A:
5% 7/1/31	1,500	1,763
5% 7/1/32	3,980	4,651
5% 7/1/33	3,300	3,839
5% 7/1/34	1,000	1,158
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,883
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,918
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	14,011
5% 11/1/25	12,235	14,557
5% 11/1/26	7,950	9,365
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,985
Series 2015 B, 5% 5/1/28	13,690	16,022
Series 2015 D:
5% 2/1/29	4,050	4,762
5% 2/1/30	6,500	7,588
Series 2016 A:
5% 8/1/27	7,560	9,078
5% 5/1/31	19,770	23,013
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,423
5% 7/1/42	1,675	1,876
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,410
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,302
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,737
5.75% 10/1/43	535	556
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,391
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,902
Series 2012 A, 5% 10/1/42	12,650	13,620
Series 2012 B, 5% 10/1/42	5,200	5,599
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,189
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,622
Series 2015 C, 5% 8/1/29	7,000	8,283
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,210
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,627
5% 10/1/20	3,500	3,915
Series 2012 A:
5% 10/1/23	1,700	2,038
5% 10/1/25	900	1,113
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,790
5% 8/1/25	3,200	3,915
Series 2015 B:
5% 8/1/25	1,625	1,988
5% 8/1/27	8,285	9,917
5% 8/1/28	5,485	6,517
Series 2015 D:
5% 8/1/26	24,065	29,042
5% 8/1/27	10,910	13,059
5% 8/1/28	3,730	4,432
5% 8/1/26	10,460	12,623
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,667
5.25% 10/1/18 (Escrowed to Maturity)	2,945	3,096
Series 2011, 5% 10/1/24	8,600	9,869
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	5,200	5,351
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,298
5% 7/1/27	4,255	4,861
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,360
5% 7/1/24	1,750	2,096
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,718
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,876
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	566
5% 12/1/20	100	109
5% 12/1/21	800	890
Series 2015 A, 5% 12/1/40	1,800	1,944
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,623
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,020
5% 10/1/18 (FSA Insured) (d)	10,515	10,992
5% 10/1/19 (FSA Insured) (d)	5,965	6,421
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,147
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,751

TOTAL FLORIDA		799,845

Georgia - 2.1%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18 (d)	1,600	1,630
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,209
5% 11/1/29	2,500	2,979
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	3,300	3,304
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,528
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,354
6.125% 9/1/40	10,795	11,731
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,709
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,311
5% 11/1/19	3,000	3,253
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	8,908
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,635
5.25% 1/1/20	1,625	1,762
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,124
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	103
Series 2011 A, 5% 1/1/21	9,000	9,966
Series GG:
5% 1/1/24	3,625	4,115
5% 1/1/25	1,250	1,415
5% 1/1/26	5,000	5,634
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,669
Series Q, 5% 10/1/22	2,000	2,322
Series S:
5% 10/1/22	1,275	1,480
5% 10/1/24	2,425	2,807
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,465
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,850
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,718

TOTAL GEORGIA		126,981

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	4,060	4,553
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,788

TOTAL HAWAII		8,341

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,880
6.75% 11/1/37	2,600	2,772
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,715

TOTAL IDAHO		7,367

Illinois - 13.6%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,615
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,723
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,144
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,339
Series 2010 F:
5% 12/1/20	1,060	972
5% 12/1/31	20,215	16,143
Series 2011 A:
5% 12/1/41	2,135	1,666
5.5% 12/1/39	5,900	4,854
Series 2012 A, 5% 12/1/42	1,935	1,520
Series 2015 C, 5.25% 12/1/39	1,500	1,215
Series 2016 B, 6.5% 12/1/46	700	630
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,876
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (d)	6,500	7,225
Series 2014 B:
5% 1/1/19	350	370
5% 1/1/22	1,000	1,142
5% 1/1/24	3,330	3,926
Series 2016 A:
5% 1/1/29 (d)	2,220	2,527
5% 1/1/30 (d)	3,390	3,835
5% 1/1/31 (d)	2,500	2,814
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (d)	750	765
5.25% 1/1/19 (d)	5,125	5,419
Series 2011 B, 5% 1/1/20	4,430	4,835
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	17,065
Series 2012 A, 5% 1/1/22	1,750	2,013
Series 2012 B, 5% 1/1/22 (d)	7,000	7,964
Series 2016 C:
5% 1/1/22	2,220	2,554
5% 1/1/23	1,400	1,643
5% 1/1/24	1,500	1,787
5% 1/1/25	2,250	2,714
5% 1/1/26	2,000	2,428
5% 1/1/33	2,375	2,732
5% 1/1/34	2,750	3,142
Series 2017 D:
5% 1/1/27 (d)	2,125	2,522
5% 1/1/28 (d)	475	559
5% 1/1/31 (d)	2,935	3,364
5% 1/1/33 (d)	1,500	1,702
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,759
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,449
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33 (FSA Insured)	4,450	4,665
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	750	791
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,108
5% 12/15/24	1,350	1,487
Series 2012 C, 5% 12/15/25	2,120	2,319
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,703
Series 2010 G, 5% 11/15/25	2,940	3,178
Series 2011 A, 5.25% 11/15/24	1,500	1,664
Series 2012 C:
5% 11/15/22	2,060	2,317
5% 11/15/23	4,980	5,590
5% 11/15/24	18,655	20,861
5% 11/15/25 (FSA Insured)	520	586
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,751
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,692
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,720
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,696
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,802
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,587
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,143
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,680
5% 5/15/19	3,940	4,188
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	2,665	3,013
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,328
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	7,272
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	14,701
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	1,026
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,531
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,940	1,944
Series 2008 A, 5.625% 1/1/37 (Pre-Refunded to 1/1/18 @ 100)	21,070	21,550
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,349
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,338
Series 2009:
5% 8/15/23	3,125	3,455
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,747
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	14,464
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,378
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,605
Series 2012 A, 5% 5/15/23	1,480	1,675
Series 2012:
5% 9/1/32	8,100	8,636
5% 9/1/38	10,910	11,454
5% 11/15/43	3,265	3,504
Series 2013:
5% 11/15/26	2,675	3,018
5% 11/15/29	805	895
5% 5/15/43	7,800	8,275
Series 2015 A:
5% 11/15/21	400	455
5% 11/15/27	1,045	1,214
5% 11/15/28	1,250	1,440
5% 11/15/29	1,885	2,151
5% 11/15/32	3,475	3,893
5% 11/15/45	2,090	2,263
Series 2015 C:
5% 8/15/35	6,100	6,646
5% 8/15/44	29,100	31,348
Series 2016 A:
5% 2/15/24	1,500	1,747
5% 2/15/25	1,000	1,172
5% 2/15/26	1,500	1,762
5% 7/1/30	2,620	2,990
5% 8/15/33	3,300	3,626
5% 7/1/36	3,175	3,537
Series 2016 C:
4% 2/15/36	5,130	4,834
5% 2/15/31	1,700	1,866
5% 2/15/32	10,540	11,505
5% 2/15/33	5,000	5,433
5% 2/15/41	10,915	11,652
Series 2016:
5% 5/15/28	2,450	2,837
5% 5/15/29	1,350	1,548
5% 11/15/26	3,025	3,533
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,269
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,692
Series 2012 A, 5% 1/1/33	3,600	3,614
Series 2012:
5% 8/1/19	4,475	4,601
5% 3/1/20	3,280	3,394
5% 3/1/21	2,750	2,855
5% 8/1/21	1,600	1,667
5% 3/1/22	5,000	5,202
5% 8/1/22	6,600	6,888
5% 8/1/23	3,410	3,545
Series 2013, 5.5% 7/1/38	4,000	4,155
Series 2014:
5% 4/1/23	7,620	7,908
5% 2/1/27	2,665	2,698
5% 4/1/28	2,130	2,148
5% 5/1/28	935	943
5% 5/1/32	2,500	2,516
5% 5/1/33	6,600	6,637
5.25% 2/1/31	10,500	10,716
Series 2016:
5% 1/1/22	7,575	7,880
5% 6/1/25	7,845	8,114
5% 6/1/26	1,065	1,090
5% 2/1/27	7,630	7,816
5% 2/1/28	6,145	6,215
5% 2/1/29	5,770	5,831
5% 2/1/26	2,260	2,302
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,618
5% 2/1/31	3,570	4,065
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	12,700	14,233
Series 2016 A, 5% 12/1/31	1,785	2,067
Series 2016 B, 5% 1/1/41	20,000	22,575
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,264
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,881
0% 12/1/18 (Escrowed to Maturity)	595	585
5% 1/1/26	8,920	10,407
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,887
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,791
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,289
0% 1/15/25	7,735	6,331
0% 1/15/26	5,815	4,580
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,720
5% 2/1/27	6,000	7,060
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,296
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,027
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,708
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,519
0% 6/15/44 (FSA Insured)	37,400	10,150
0% 6/15/47 (FSA Insured)	3,985	927
Series 2012 B, 0% 12/15/51	48,500	6,289
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,395
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	29,205	13,628
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,855	3,464
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17 (Escrowed to Maturity)	580	586
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	853
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	630	636
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,883
Series 2013:
6% 10/1/42	3,900	4,517
6.25% 10/1/38	3,900	4,609
Will County Cmnty. Unit School District #365-U 0% 11/1/17 (FSA Insured)	1,300	1,295

TOTAL ILLINOIS		809,921

Indiana - 2.8%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,809
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	12,891
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,400
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,644
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/17	855	869
Series 2012:
5% 3/1/22	1,000	1,120
5% 3/1/23	1,500	1,690
5% 3/1/30	1,050	1,143
5% 3/1/41	5,310	5,749
Series 2015, 5% 3/1/36	8,300	9,223
Series 2016:
5% 9/1/25	1,000	1,183
5% 9/1/26	1,000	1,187
5% 9/1/29	500	586
5% 9/1/36	2,150	2,420
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,508
Series 2015 A:
5% 10/1/26	2,475	2,964
5% 10/1/28	1,180	1,397
Series 2011 A, 5.25% 10/1/24	4,025	4,633
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,150
5% 1/1/25	1,000	1,145
5% 1/1/26	2,745	3,142
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	1,463
0% 6/1/18 (AMBAC Insured)	1,740	1,721
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	9,225
5% 10/1/21	5,500	6,263
Series 2016 A:
5% 10/1/24	10,900	12,899
5% 10/1/25	11,740	13,989
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,608
5% 7/15/22	1,000	1,159
5% 7/15/23	2,700	3,146
5% 7/15/24	4,185	4,850
5% 7/15/25	4,330	5,001
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	30,640	34,957

TOTAL INDIANA		166,134

Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	309
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,110	1,188
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,085
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,072
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,190
5% 9/1/24	4,415	5,114
Series 2012 B, 5% 9/1/24	1,500	1,738
Series 2016 A:
5% 9/1/30	1,000	1,161
5% 9/1/32	1,150	1,323

TOTAL KANSAS		18,180

Kentucky - 2.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	971
5% 1/1/26	600	711
5% 1/1/29	1,600	1,847
5% 1/1/30	1,675	1,920
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	1,775	2,046
5% 6/1/26	1,870	2,148
5% 6/1/27	1,965	2,240
5% 6/1/28	2,065	2,337
5% 6/1/29	2,170	2,438
5% 6/1/30	2,280	2,546
Series 2017 B, 5% 8/15/41 (Escrowed to Maturity)	6,290	6,869
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,470
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,714
Series 2008:
5.75% 11/1/23	1,395	1,477
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,253
Series 2016 A:
5% 2/1/29	5,720	6,607
5% 2/1/30	5,840	6,698
5% 2/1/32	2,295	2,602
5% 2/1/33	2,850	3,218
Series 2016, 3% 11/1/17	2,470	2,487
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,915
5.75% 10/1/38	6,430	7,512
Series 2016 A:
5% 10/1/29	15,000	17,629
5% 10/1/32	3,325	3,846
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	24,018
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,605	12,637

TOTAL KENTUCKY		145,156

Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/18	4,000	4,138
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,688
Series 2016 B, 5% 8/1/28	6,360	7,575
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,879
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,513
5% 12/15/23	3,000	3,543
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,451
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	2,500	2,936
5% 1/1/25 (d)	3,000	3,561
5% 1/1/27 (d)	2,250	2,632
Series 2017 B:
5% 1/1/29 (d)	400	472
5% 1/1/31 (d)	750	871
5% 1/1/36 (d)	650	740
5% 1/1/37 (d)	500	568
Series 2017 D2:
5% 1/1/26 (b)(d)	750	871
5% 1/1/29 (b)(d)	500	572
5% 1/1/30 (b)(d)	210	239
5% 1/1/32 (b)(d)	500	563
5% 1/1/35 (b)(d)	1,150	1,277
5% 1/1/38 (b)(d)	585	647
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,539

TOTAL LOUISIANA		42,275

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,115	3,178
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,329
Series 2016 A:
4% 7/1/41	2,000	1,737
4% 7/1/46	2,600	2,204
5% 7/1/41	885	902
5% 7/1/46	530	538
Series 2017 D:
5.75% 7/1/38	665	694
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,265	2,370
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,080
Series 2015:
5% 7/1/25	2,295	2,782
5% 7/1/27	2,000	2,400

TOTAL MAINE		20,214

Maryland - 1.7%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,570	4,360
5% 7/1/31	6,775	8,109
5% 7/1/33	6,835	8,093
Series 2017 D, 5% 7/1/33	5,800	6,867
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (d)	1,250	1,444
5% 3/31/51 (d)	2,300	2,551
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,321
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,763
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,190
5% 7/1/18	2,500	2,590
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,882
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	300	307
Bonds:
Series 2012 C, 1.534%, tender 7/3/17 (a)	14,530	14,534
Series 2013 A:
1.284%, tender 7/3/17 (a)	5,015	5,019
1.304%, tender 7/3/17 (a)	8,400	8,408
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,703
Series 2013 A:
5% 7/1/24	1,245	1,434
5% 7/1/25	1,060	1,212
Series 2015:
5% 7/1/27	1,000	1,138
5% 7/1/28	1,300	1,470
5% 7/1/29	2,200	2,474
5% 7/1/31	1,000	1,113
Series 2016 A:
4% 7/1/42	1,450	1,461
5% 7/1/33	2,250	2,508
5% 7/1/34	1,650	1,831
5% 7/1/35	625	692
5% 7/1/36	1,750	1,932

TOTAL MARYLAND		100,406

Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,754
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,829
5% 7/1/45	1,580	1,814
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,979
Series 2013 A, 6.25% 11/15/28 (c)	5,000	5,525
Series 2015 D, 5% 7/1/44	4,855	5,257
Series 2015 H1, 4% 7/1/17	3,770	3,770
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	15,561
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,310
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,012
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	11,357
Series C, 5% 4/1/23	17,965	21,299
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,081
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,092
5% 7/1/21	4,700	5,072
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,350

TOTAL MASSACHUSETTS		96,062

Michigan - 2.7%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	1,989
Series 2006 D, 1.369% 7/1/32 (a)	5,520	4,790
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,095
5% 5/1/31 (FSA Insured)	5,000	5,820
5% 5/1/32 (FSA Insured)	750	869
5% 5/1/33 (FSA Insured)	3,120	3,590
5% 5/1/27 (FSA Insured)	1,350	1,655
5% 5/1/29 (FSA Insured)	1,945	2,334
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,965
5% 5/15/28	2,550	2,972
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,033
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,114
5% 11/15/21	650	742
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	19,837
5% 4/15/35	2,800	3,219
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,754
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,684
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,753
Series 2012 B, 5% 7/1/22	580	580
Series 2012:
5% 11/15/36	7,100	7,865
5% 11/15/42	1,560	1,714
Series 2013:
5% 8/15/28	5,585	6,381
5% 8/15/29	2,000	2,272
Series 2015 D1:
5% 7/1/27	425	493
5% 7/1/29	1,000	1,143
5% 7/1/31	1,200	1,360
5% 7/1/32	1,000	1,128
5% 7/1/33	850	955
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,884
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,200	6,336
Series 1999:
0.95%, tender 2/1/18 (a)	195	195
0.95%, tender 2/1/18 (a)	5,810	5,807
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,693
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,027
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	193
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,849
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,147
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,066
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,497
5% 11/1/29	3,170	3,731
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,159
5% 9/1/24	2,000	2,369
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,271
5% 5/1/31	4,800	5,547
5% 5/1/32	5,100	5,864

TOTAL MICHIGAN		162,741

Minnesota - 0.4%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	2,000	2,322
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,539
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,144
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,353
5% 1/1/20	4,500	4,910
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,570
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,540
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,461

TOTAL MINNESOTA		26,839

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	3,165	3,166
Missouri - 0.4%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	560	591
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	713
5% 2/1/30	2,465	2,852
5% 2/1/32	2,725	3,119
5% 2/1/36	2,210	2,498
5% 2/1/45	3,600	4,030
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,165
5% 5/15/30	1,000	1,156
5% 5/15/31	1,000	1,150
5% 5/15/36	3,000	3,384

TOTAL MISSOURI		21,029

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,397
5% 2/15/22	1,300	1,476
5% 2/15/23	2,050	2,364
5% 2/15/24	2,140	2,499
5% 2/15/25	2,000	2,357
5% 2/15/26	3,195	3,788

TOTAL MONTANA		13,881

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,001
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,528
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,632
Series 2014, 4% 7/1/18	4,000	4,117
Series 2016 B:
5% 1/1/31	4,000	4,674
5% 1/1/34	4,360	5,002
5% 1/1/36	5,290	6,039

TOTAL NEBRASKA		24,993

Nevada - 0.7%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	12,062
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,167
5% 6/1/23	2,000	2,316
5% 6/1/24	2,000	2,315
5% 6/1/25	1,050	1,215
Series 2016 A:
3% 6/1/18	1,825	1,859
5% 6/1/32	2,900	3,430
5% 6/1/33	5,000	5,887
5% 6/1/34	5,300	6,208
Series 2016 B, 3% 6/1/18	1,600	1,630
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,595
Series 2013 D1, 5% 3/1/25	2,825	3,337

TOTAL NEVADA		43,021

New Hampshire - 0.7%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (c)	345	344
6.125% 7/1/37 (c)	325	325
6.125% 7/1/52 (c)	520	515
6.25% 7/1/42 (c)	325	328
Series 2017 B, 4.125% 7/1/24 (c)	1,755	1,752
Series 2017 C, 3.5% 7/1/22 (c)	580	579
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007:
5% 10/1/37	1,070	1,078
5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	3,570	3,605
Series 2012:
4% 7/1/22	1,350	1,446
5% 7/1/26	1,280	1,406
Series 2013 A, 5% 10/1/43	2,430	2,615
Series 2016:
4% 10/1/38	825	840
5% 10/1/26	4,695	5,476
5% 10/1/27	5,005	5,794
5% 10/1/28	2,000	2,298
5% 10/1/30	7,280	8,246
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,589
5% 2/1/23	2,215	2,513
5% 2/1/24	1,775	2,012

TOTAL NEW HAMPSHIRE		43,761

New Jersey - 3.0%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,690
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,140
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,135
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,296
5% 2/15/25	1,000	1,149
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	4,098
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,852
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	11,414
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,054
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,791
Series 2013:
5% 3/1/23	9,300	9,950
5% 3/1/24	12,800	13,621
5% 3/1/25	1,400	1,482
Series 2015 XX, 5% 6/15/26	20,000	20,906
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,132
5% 7/1/33	3,000	3,318
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,069
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,751
Series 2016 A:
5% 7/1/21	295	329
5% 7/1/22	795	900
5% 7/1/23	3,030	3,469
5% 7/1/24	815	943
5% 7/1/25	880	1,023
5% 7/1/26	295	343
5% 7/1/27	440	506
5% 7/1/28	1,220	1,391
5% 7/1/28	1,305	1,488
5% 7/1/28	455	534
5% 7/1/33	1,510	1,720
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,325	1,496
5% 12/1/24 (d)	3,500	4,017
Series 2017 1B, 5% 12/1/21 (d)	1,405	1,563
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,229
Series 2012 AA:
5% 6/15/23	7,500	8,034
5% 6/15/24	12,000	12,833
Series 2014 AA:
5% 6/15/25	12,500	13,228
5% 6/15/26	7,500	7,909
Series 2016 A, 5% 6/15/27	9,230	10,070

TOTAL NEW JERSEY		177,873

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,954
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	2,966

TOTAL NEW MEXICO		14,920

New York - 4.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,323
5% 7/1/25	2,500	3,039
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,176
5.75% 7/1/40	1,000	1,100
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	4,000	4,740
5% 2/15/35	7,500	8,778
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,531
Series 2016 B:
5% 9/1/22	2,000	2,336
5% 9/1/23	1,500	1,782
5% 9/1/24	1,350	1,628
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,838
New York City Gen. Oblig. Series 2015 C, 5% 8/1/27	3,055	3,665
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,574
Series 2009 S2, 6% 7/15/38	7,000	7,351
Series 2009 S3:
5.25% 1/15/34	17,500	18,532
5.25% 1/15/39	2,600	2,752
Series 2009 S4, 5.75% 1/15/39	6,400	6,838
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,477
5% 2/1/21	3,510	3,967
Series 2012 A, 5% 11/1/21	5,460	6,296
Series B:
5% 11/1/20	26,595	28,951
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,529
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,517
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,600	2,795
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A:
5% 2/15/19	5	5
5% 2/15/20 (Escrowed to Maturity)	2,985	3,275
Series 2016 B:
5% 2/15/19	995	1,059
5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,383
5% 7/1/21	12,335	13,278
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,627
Series 2016, 6.5% 11/15/28	2,170	2,325
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,055
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,019
Series 2011 A, 5% 4/1/19	2,000	2,136
Series 2011 A1, 5% 4/1/20	2,220	2,448
Series 2011 A2, 5% 4/1/21	2,000	2,272
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	8,400	9,118
Series 2016 A, 5.25% 1/1/50 (d)	13,700	14,992
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,613
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,612
5% 11/15/24	4,000	4,814

TOTAL NEW YORK		264,562

North Carolina - 0.5%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,678
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.3%, tender 9/15/17 (a)(d)	3,650	3,650
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,232
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	485
Series 2017:
5% 10/1/28 (b)	515	627
5% 10/1/29 (b)	750	905
5% 10/1/33 (b)	190	224
5% 10/1/35 (b)	1,000	1,168
5% 10/1/36 (b)	470	548
5% 10/1/18	810	818
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,589
5% 6/1/22	4,000	4,394
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	516
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,280

TOTAL NORTH CAROLINA		27,114

Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,292
5% 2/15/23	2,175	2,494
Series 2012:
5% 2/15/21	1,500	1,680
5% 2/15/24	2,000	2,284
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,967
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,178
5% 1/1/28 (FSA Insured)	1,525	1,773
5% 1/1/29 (FSA Insured)	2,230	2,572
5% 1/1/30 (FSA Insured)	2,000	2,297
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,430
5% 1/1/27	1,500	1,714
Columbus City School District 5% 12/1/32	1,825	2,160
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,100
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,719
5% 6/15/26	2,590	2,837
5% 6/15/27	2,720	2,966
5% 6/15/28	2,855	3,096
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,415
5% 11/1/26	2,100	2,546
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,629
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,498
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,374
Series 2013, 5% 2/15/20	1,195	1,270
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,352
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,385
5% 10/1/22	2,000	2,161
5% 10/1/23	3,000	3,240
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,145
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,222
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,325
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,200	5,541
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,696

TOTAL OHIO		93,358

Oklahoma - 1.0%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/27	4,000	4,777
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,433
5% 6/1/28	1,500	1,779
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,255
5% 10/1/26	1,500	1,763
5% 10/1/27	1,190	1,387
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,510
5% 2/15/42	7,185	7,812
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,340
5% 1/1/22 (FSA Insured)	12,455	13,512
Series 2014 A:
5% 1/1/26	1,700	2,024
5% 1/1/27	6,000	7,081
5% 1/1/28	2,000	2,344
5% 1/1/29	1,570	1,827
Series 2014 B, 5% 1/1/27	2,145	2,532

TOTAL OKLAHOMA		57,376

Pennsylvania - 4.6%
East Stroudsburg Area School District Series 2015 A:
7.5% 9/1/22	280	283
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	2,120	2,141
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,940
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (a)	15,395	15,390
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,404
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,041
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,136
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	340	390
Series 2016 A:
5% 10/1/28	1,425	1,591
5% 10/1/29	1,540	1,709
5% 10/1/32	4,810	5,260
5% 10/1/36	5,860	6,308
5% 10/1/40	3,595	3,856
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,268
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,474
5% 3/1/22	2,000	2,279
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,180
5% 7/1/22	1,740	1,740
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.25%, tender 8/1/17 (a)(d)	17,400	17,399
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,381
Series 2012, 5% 6/1/18	5,165	5,349
Series 2013, 5% 10/15/27	10,000	11,703
Series 2015 1:
5% 3/15/29	15,000	17,472
5% 3/15/31	3,725	4,283
Series 2016, 5% 9/15/29	28,000	32,911
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,280
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,342
5% 12/1/33 (FSA Insured)	4,430	5,034
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	8,846
Series 2013 A, 1.51% 12/1/17 (a)	7,600	7,602
Series 2013 A2:
0% 12/1/28 (e)	1,250	1,376
0% 12/1/33 (e)	1,250	1,334
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,511
5% 8/1/29	10,465	12,077
5% 8/1/30	11,025	12,646
5% 8/1/31	11,615	13,269
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,201
5% 9/1/21	6,000	6,488
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,618
5% 9/1/20 (FSA Insured)	1,000	1,111
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	1,999
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,701
State Pub. School Bldg. Auth. Lease Rev.:
(Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,556
(Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,216
5% 4/1/24	1,365	1,493

TOTAL PENNSYLVANIA		272,588

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	7,695
5% 9/1/36	320	354
Series 2016, 5% 5/15/39	5,140	5,528
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,813
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,041
5% 6/1/28	2,400	2,664

TOTAL RHODE ISLAND		28,095

South Carolina - 1.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18	1,000	1,025
5% 3/1/22	1,000	1,162
5% 3/1/24	1,000	1,206
5% 3/1/25	1,000	1,225
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,651
5% 12/1/29	3,250	3,721
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,503
5% 2/1/24	1,000	1,174
5% 2/1/26	1,700	2,026
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,074
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,002
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,485	7,172
Series 2014 A:
5% 12/1/49	2,700	2,909
5.5% 12/1/54	17,800	19,816
Series 2014 C:
5% 12/1/25	4,000	4,643
5% 12/1/26	4,000	4,605
5% 12/1/27	3,100	3,531
5% 12/1/46	3,595	3,898
Series 2016 B:
5% 12/1/35	6,370	7,108
5% 12/1/36	9,555	10,638
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	3,670	3,806

TOTAL SOUTH CAROLINA		89,895

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,049
Series 2014 B:
5% 11/1/24	1,235	1,477
5% 11/1/25	1,210	1,425
5% 11/1/26	200	234

TOTAL SOUTH DAKOTA		4,185

Tennessee - 0.2%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	972
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,644
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,360
5% 9/1/24	750	867
Series 2017:
5% 4/1/24	1,000	1,152
5% 4/1/25	1,355	1,574
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,517

TOTAL TENNESSEE		14,086

Texas - 9.9%
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,003
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (d)	2,770	3,177
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,160
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,218
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,500	1,744
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,395
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	959
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,185
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	241
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,814
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,379
5% 1/1/32	1,000	1,144
5% 1/1/34	2,000	2,269
5% 1/1/40	5,500	6,135
Series 2016:
5% 1/1/31	2,375	2,744
5% 1/1/32	5,000	5,744
5% 1/1/35	3,335	3,781
5% 1/1/36	1,625	1,837
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B3, 1.05%, tender 8/15/17 (a)	3,075	3,075
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,633
Series 2014 C, 5% 2/15/44	5,800	6,576
Series 2016:
5% 2/15/22	5,000	5,784
5% 2/15/23	5,000	5,902
5% 2/15/24	25,135	30,246
5% 2/15/25	21,430	26,183
5% 2/15/27	3,580	4,387
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,057
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	3,040
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,086
Series 2014 B:
5% 11/1/26 (d)	3,005	3,401
5% 11/1/27(d)	1,280	1,448
5% 11/1/28 (d)	2,845	3,212
5% 11/1/30 (d)	5,435	6,090
5% 11/1/31 (d)	11,485	12,852
5% 11/1/32 (d)	14,530	16,198
5% 11/1/33 (d)	10,000	11,075
5% 11/1/34 (d)	2,365	2,603
Dallas Independent School District:
Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	6,030	6,142
Series 2016 B6, 5%, tender 2/15/22 (a)	3,735	4,292
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,342
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,169
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,277
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,635	4,484
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,784
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,316
5.25% 10/1/51	2,500	2,876
5.5% 4/1/53	5,900	6,737
Series 2013 C, 5.125% 10/1/43	2,500	2,789
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,009
Series 2012 C:
5% 8/15/24	1,075	1,240
5% 8/15/25	3,860	4,452
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,607
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	8,761
Series 2012 A, 5% 7/1/23 (d)	2,400	2,717
Series A, 5.5% 7/1/39	6,000	6,249
Houston Util. Sys. Rev. Series 2007:
5% 11/15/18	605	614
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	1,923
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,019
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (d)	1,400	1,620
5% 11/1/31 (d)	3,160	3,642
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,206
5% 5/15/27	3,000	3,558
5% 5/15/28	2,930	3,450
5% 5/15/29	8,500	9,915
Series 2015 D:
5% 5/15/22	850	982
5% 5/15/23	700	824
5% 5/15/24	1,220	1,457
5% 5/15/26	1,400	1,670
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,364
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.3%, tender 8/1/17 (a)(d)	4,800	4,800
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,586
5% 4/1/28	1,435	1,673
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	5,395	5,355
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,136
4% 12/15/24	1,825	2,011
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,744
6% 9/1/41	1,000	1,181
Series 2014 A:
5% 1/1/23	1,785	2,087
5% 1/1/24	5,000	5,958
Series 2015 B:
5% 1/1/29	10,000	11,675
5% 1/1/30	5,000	5,797
Series 2016 A, 5% 1/1/39	7,000	7,958
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	13,688
6% 1/1/23	275	282
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	1,972
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,170
5% 2/15/19	5,800	6,159
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,376
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,277
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,973
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,571
5% 9/15/24	7,490	8,677
5% 9/15/25	9,295	10,763
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	6,996
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,292
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,365
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,184
5% 8/15/26	1,530	1,796
5% 8/15/28	1,620	1,876
5% 8/15/33	3,800	4,300
5.5% 9/1/43	5,350	5,997
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,018
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,829
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,502
Series 2016 A:
5% 2/15/25	5,750	6,980
5% 2/15/34	2,100	2,442
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (d)	1,545	1,664
5% 8/1/21 (d)	1,530	1,739
Series 2011 C:
5% 8/1/20 (d)	1,625	1,802
5% 8/1/21 (d)	1,460	1,659
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	293
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,003
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (d)	16,000	18,368
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,700
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,654
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	19,174
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,610
Univ. of Houston Univ. Revs.:
Series 2008, 5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,268
Series 2017 A, 5% 2/15/30	6,515	7,725
5.25% 2/15/25 (FSA Insured)	390	400
5.25% 2/15/25 (FSA Insured) (Pre-Refunded to 2/15/18 @ 100)	65	67
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D:
5% 8/15/18	3,000	3,134
5% 8/15/20	2,000	2,232
5% 8/15/21	2,310	2,653
5% 8/15/22	2,500	2,937
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015, 5% 7/1/17	3,015	3,015
Series 2016 B, 5% 7/1/29	1,790	2,159
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,309
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,275
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	4,953

TOTAL TEXAS		587,503

Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,022
5% 8/15/18	2,500	2,608
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (d)	1,155	1,396
5% 7/1/28 (d)	4,000	4,816
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,439
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,405

TOTAL UTAH		21,686

Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,134
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,496
5% 6/15/29	1,425	1,623
5% 6/15/33	1,520	1,707
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	643
5% 6/15/32	1,800	2,026
5% 6/15/34	2,300	2,555
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	7,966
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,280
5% 1/1/33	2,590	2,938

TOTAL VIRGINIA		24,368

Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,738
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,902
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,144
5% 1/1/23	1,000	1,164
5% 1/1/24	2,330	2,712
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,165
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	12,386
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,017
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (d)	4,750	5,583
Series 2016:
5% 2/1/27	1,240	1,504
5% 2/1/29	2,500	2,984
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	1,027
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,325
5% 12/1/19	1,385	1,482
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,358
Series R-2017 A:
5% 8/1/27	1,785	2,196
5% 8/1/28	1,785	2,177
5% 8/1/30	1,785	2,148
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,428
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,593
Series 2015, 5% 1/1/29	1,300	1,502
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	632
5% 10/1/31	1,335	1,478
Series 2016 A, 5% 10/1/30	1,275	1,419

TOTAL WASHINGTON		69,064

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,486
Wisconsin - 0.9%
Pub. Fin. Auth. Sr Liv Rev.:
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (c)	370	377
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (c)	1,280	1,422
5% 5/15/30 (c)	1,170	1,270
5.25% 5/15/37 (c)	355	384
5.25% 5/15/42 (c)	435	467
5.25% 5/15/47 (c)	435	465
5.25% 5/15/52 (c)	815	867
Series 2017 B-2, 3.5% 11/15/23 (c)	470	474
Series 2017 B-3, 3% 11/15/22 (c)	645	647
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,141
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	3,180	3,241
Series 2014 A:
5% 11/15/24	8,765	10,523
5% 11/15/27	6,710	7,846
Series 2014:
5% 5/1/26	835	918
5% 5/1/28	1,800	1,943
5% 5/1/29	890	954
Series 2016, 4% 2/15/38	1,295	1,340
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,953
5.75% 7/1/30	2,000	2,211
Series 2013 B:
5% 7/1/25	1,000	1,144
5% 7/1/36	6,985	7,645
Series 2012:
5% 6/1/27	1,800	1,984
5% 6/1/32	1,025	1,106
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,935
5% 6/1/39	2,415	2,568

TOTAL WISCONSIN		54,825

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,819
TOTAL MUNICIPAL BONDS
(Cost $5,153,766)		5,304,016

Municipal Notes - 5.2%
Connecticut - 0.1%
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	7,800	$7,846
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(f)	10,700	10,700
Kentucky - 0.3%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,260
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)(f)	6,550	6,550
New Jersey - 0.9%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	20,295	20,499
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	13,519	13,562
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	17,100	17,231

TOTAL NEW JERSEY		51,292

New York - 2.9%
Binghamton Gen. Oblig. BAN Series 2016, 2.5% 11/17/17	6,800	6,834
Broome County Gen. Oblig. BAN 2.5% 5/4/18	31,200	31,537
Canton Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	4,950	4,998
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	4,200	4,239
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18 (b)	9,700	9,823
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	4,600	4,636
Suffolk County Gen. Oblig. TAN Series 2017, 2% 7/26/17	108,225	108,292
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17 (b)	3,200	3,204

TOTAL NEW YORK		173,563

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18 (b)	8,500	8,609
Belmont County BAN Series 2016, 1.375% 8/31/17	3,600	3,600

TOTAL OHIO		12,209

Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(f)	11,500	11,500
Series 17 ZF 0540, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,300	1,300
Series Floaters XM 05 06, 1.12% 7/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)(f)	18,315	18,315

TOTAL UTAH		31,115

TOTAL MUNICIPAL NOTES
(Cost $307,517)		307,535
	Shares	Value (000s)

Money Market Funds - 5.6%
Fidelity Municipal Cash Central Fund, 0.95% (g)(h)
(Cost $333,970)	333,973,220	333,959
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $5,795,253)		5,945,510
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,305
NET ASSETS - 100%		$5,962,815

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,799,000 or 0.7% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$720
Total	$720

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,611,551	$--	$5,611,551	$--
Money Market Funds	333,959	333,959	--	--
Total Investments in Securities:	$5,945,510	$333,959	$5,611,551	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.8%
Health Care	14.9%
Transportation	12.2%
Escrowed/Pre-Refunded	11.0%
Electric Utilities	7.6%
Money Market Fund	5.6%
Special Tax	5.1%
Others* (Individually Less Than 5%)	8.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,461,283)	$5,611,551
Fidelity Central Funds (cost $333,970)	333,959
Total Investments (cost $5,795,253)		$5,945,510
Cash		43,399
Receivable for fund shares sold		4,424
Interest receivable		70,901
Distributions receivable from Fidelity Central Funds		196
Other receivables		11
Total assets		6,064,441
Liabilities
Payable for investments purchased
Regular delivery	$11,426
Delayed delivery	59,495
Payable for fund shares redeemed	24,969
Distributions payable	3,794
Accrued management fee	1,239
Distribution and service plan fees payable	74
Other affiliated payables	593
Other payables and accrued expenses	36
Total liabilities		101,626
Net Assets		$5,962,815
Net Assets consist of:
Paid in capital		$5,814,751
Undistributed net investment income		590
Accumulated undistributed net realized gain (loss) on investments		(2,783)
Net unrealized appreciation (depreciation) on investments		150,257
Net Assets		$5,962,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($103,513 ÷ 9,991.4 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class M:
Net Asset Value and redemption price per share ($18,484 ÷ 1,785.3 shares)		$10.35
Maximum offering price per share (100/96.00 of $10.35)		$10.78
Class C:
Net Asset Value and offering price per share ($56,924 ÷ 5,492.4 shares)(a)		$10.36
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,026,335 ÷ 485,495.7 shares)		$10.35
Class I:
Net Asset Value, offering price and redemption price per share ($757,559 ÷ 73,058.4 shares)		$10.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$88,825
Income from Fidelity Central Funds		720
Total income		89,545
Expenses
Management fee	$7,444
Transfer agent fees	3,161
Distribution and service plan fees	464
Accounting fees and expenses	349
Custodian fees and expenses	21
Independent trustees' fees and expenses	11
Registration fees	130
Audit	29
Legal	8
Miscellaneous	31
Total expenses before reductions	11,648
Expense reductions	(21)	11,627
Net investment income (loss)		77,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,783)
Total net realized gain (loss)		(2,783)
Change in net unrealized appreciation (depreciation) on investment securities		87,910
Net gain (loss)		85,127
Net increase (decrease) in net assets resulting from operations		$163,045

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,918	$149,967
Net realized gain (loss)	(2,783)	22,049
Change in net unrealized appreciation (depreciation)	87,910	(185,656)
Net increase (decrease) in net assets resulting from operations	163,045	(13,640)
Distributions to shareholders from net investment income	(77,792)	(149,863)
Distributions to shareholders from net realized gain	–	(22,361)
Total distributions	(77,792)	(172,224)
Share transactions - net increase (decrease)	(48,934)	475,371
Redemption fees	–	54
Total increase (decrease) in net assets	36,319	289,561
Net Assets
Beginning of period	5,926,496	5,636,935
End of period	$5,962,815	$5,926,496
Other Information
Undistributed net investment income end of period	$590	$464

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.51	$10.56	$10.18	$10.66	$10.45
Income from Investment Operations
Net investment income (loss)A	.121	.231	.234	.256	.272	.279
Net realized and unrealized gain (loss)	.149	(.262)	(.048)	.388	(.460)	.213
Total from investment operations	.270	(.031)	.186	.644	(.188)	.492
Distributions from net investment income	(.120)	(.231)	(.234)	(.257)	(.271)	(.275)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.120)	(.269)	(.236)	(.264)	(.292)	(.282)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.36	$10.21	$10.51	$10.56	$10.18	$10.66
Total ReturnC,D,E	2.65%	(.34)%	1.79%	6.38%	(1.78)%	4.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.68%	.69%	.67%	.66%	.65%
Expenses net of fee waivers, if any	.69%H	.68%	.69%	.67%	.66%	.65%
Expenses net of all reductions	.69%H	.67%	.69%	.67%	.65%	.65%
Net investment income (loss)	2.34%H	2.19%	2.24%	2.45%	2.61%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$104	$134	$148	$115	$108	$131
Portfolio turnover rateI	23%H	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.51	$10.55	$10.17	$10.65	$10.45
Income from Investment Operations
Net investment income (loss)A	.121	.235	.239	.260	.273	.280
Net realized and unrealized gain (loss)	.140	(.262)	(.039)	.388	(.460)	.203
Total from investment operations	.261	(.027)	.200	.648	(.187)	.483
Distributions from net investment income	(.121)	(.235)	(.238)	(.261)	(.272)	(.276)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.121)	(.273)	(.240)	(.268)	(.293)	(.283)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.35	$10.21	$10.51	$10.55	$10.17	$10.65
Total ReturnC,D,E	2.56%	(.30)%	1.93%	6.43%	(1.77)%	4.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.64%	.65%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.67%H	.64%	.65%	.63%	.64%	.65%
Expenses net of all reductions	.67%H	.64%	.65%	.63%	.64%	.64%
Net investment income (loss)	2.36%H	2.22%	2.28%	2.48%	2.62%	2.64%
Supplemental Data
Net assets, end of period (in millions)	$18	$19	$19	$18	$17	$20
Portfolio turnover rateI	23%H	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.52	$10.56	$10.18	$10.66	$10.46
Income from Investment Operations
Net investment income (loss)A	.081	.152	.156	.176	.191	.197
Net realized and unrealized gain (loss)	.140	(.262)	(.038)	.389	(.460)	.203
Total from investment operations	.221	(.110)	.118	.565	(.269)	.400
Distributions from net investment income	(.081)	(.152)	(.156)	(.178)	(.190)	(.193)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.081)	(.190)	(.158)	(.185)	(.211)	(.200)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.36	$10.22	$10.52	$10.56	$10.18	$10.66
Total ReturnC,D,E	2.17%	(1.08)%	1.13%	5.58%	(2.54)%	3.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.45%H	1.42%	1.44%	1.43%	1.43%	1.43%
Expenses net of fee waivers, if any	1.45%H	1.42%	1.44%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.45%H	1.42%	1.44%	1.43%	1.43%	1.43%
Net investment income (loss)	1.59%H	1.44%	1.49%	1.69%	1.83%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$57	$61	$60	$61	$62	$81
Portfolio turnover rateI	23%H	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.51	$10.55	$10.17	$10.65	$10.45
Income from Investment Operations
Net investment income (loss)A	.136	.265	.269	.287	.301	.309
Net realized and unrealized gain (loss)	.140	(.262)	(.038)	.389	(.459)	.203
Total from investment operations	.276	.003	.231	.676	(.158)	.512
Distributions from net investment income	(.136)	(.265)	(.269)	(.289)	(.301)	(.305)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.136)	(.303)	(.271)	(.296)	(.322)	(.312)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.35	$10.21	$10.51	$10.55	$10.17	$10.65
Total ReturnC,D	2.72%	(.01)%	2.23%	6.71%	(1.50)%	4.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.35%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%G	.35%	.36%	.37%	.37%	.37%
Expenses net of all reductions	.37%G	.35%	.36%	.36%	.37%	.37%
Net investment income (loss)	2.67%G	2.51%	2.57%	2.75%	2.89%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$5,026	$4,953	$4,746	$4,453	$3,890	$4,571
Portfolio turnover rateH	23%G	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.52	$10.57	$10.19	$10.67	$10.46
Income from Investment Operations
Net investment income (loss)A	.133	.257	.261	.282	.295	.305
Net realized and unrealized gain (loss)	.149	(.261)	(.048)	.389	(.459)	.212
Total from investment operations	.282	(.004)	.213	.671	(.164)	.517
Distributions from net investment income	(.132)	(.258)	(.261)	(.284)	(.295)	(.300)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.132)	(.296)	(.263)	(.291)	(.316)	(.307)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.37	$10.22	$10.52	$10.57	$10.19	$10.67
Total ReturnC,D	2.78%	(.09)%	2.05%	6.65%	(1.55)%	4.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.43%	.44%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.44%G	.43%	.44%	.41%	.42%	.42%
Expenses net of all reductions	.44%G	.43%	.44%	.41%	.42%	.41%
Net investment income (loss)	2.60%G	2.43%	2.49%	2.70%	2.84%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$758	$760	$663	$609	$468	$327
Portfolio turnover rateH	23%G	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Intermediate Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$187,900
Gross unrealized depreciation	(37,247)
Net unrealized appreciation (depreciation) on securities	$150,653
Tax cost	$5,794,857

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $620,263 and $702,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$146	$–
Class M	-%	.25%	24	–
Class C	.75%	.25%	294	37
			$464	$37

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C(a)	4
$9

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$98.17
Class M	14.15
Class C	50.17
Intermediate Municipal Income	2,308.09
Class I	691.17
	$3,161

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$1,353	$3,466
Class M	221	440
Class B	–	6
Class C	464	921
Intermediate Municipal Income	65,271	126,499
Class I	10,483	18,531
Total	$77,792	$149,863
From net realized gain
Class A	$–	$569
Class M	–	70
Class C	–	234
Intermediate Municipal Income	–	18,501
Class I	–	2,987
Total	$–	$22,361

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	952	5,732	$9,787	$60,688
Reinvestment of distributions	121	337	1,247	3,538
Shares redeemed	(4,218)	(7,012)	(43,271)	(73,308)
Net increase (decrease)	(3,145)	(943)	$(32,237)	$(9,082)
Class M
Shares sold	78	293	$797	$3,072
Reinvestment of distributions	20	43	211	457
Shares redeemed	(155)	(286)	(1,596)	(2,998)
Net increase (decrease)	(57)	50	$(588)	$531
Class B
Shares sold	–	1	$–	$7
Reinvestment of distributions	–	–(a)	–	4
Shares redeemed	–	(91)	–	(974)
Net increase (decrease)	–	(90)	$–	$(963)
Class C
Shares sold	215	1,497	$2,225	$15,866
Reinvestment of distributions	40	96	411	1,005
Shares redeemed	(709)	(1,381)	(7,308)	(14,509)
Net increase (decrease)	(454)	212	$(4,672)	$2,362
Intermediate Municipal Income
Shares sold	61,050	138,848	$628,522	$1,453,884
Reinvestment of distributions	4,347	9,716	44,777	102,084
Shares redeemed	(65,192)	(114,937)	(670,231)	(1,196,764)
Net increase (decrease)	205	33,627	$3,068	$359,204
Class I
Shares sold	21,152	37,171	$217,806	$392,949
Reinvestment of distributions	787	1,558	8,122	16,384
Shares redeemed	(23,260)	(27,352)	(240,433)	(286,014)
Net increase (decrease)	(1,321)	11,377	$(14,505)	$123,319

 (a) In the amount of less than five hundred shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	.69%
Actual		$1,000.00	$1,026.50	$3.47
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class M	.67%
Actual		$1,000.00	$1,025.60	$3.36
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.45%
Actual		$1,000.00	$1,021.70	$7.27
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Intermediate Municipal Income	.37%
Actual		$1,000.00	$1,027.20	$1.86
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class I	.44%
Actual		$1,000.00	$1,027.80	$2.21
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

LIM-SANN-0817
1.706327.119

Fidelity® Strategic Income Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.4	13.3
German Federal Republic	2.9	0.5
Japan Government	2.7	2.1
Ginnie Mae guaranteed REMIC pass-thru certificates	2.7	2.8
United Kingdom, Great Britain and Northern Ireland	1.6	0.8
	27.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.1	11.2
Consumer Discretionary	8.9	10.7
Energy	7.0	8.5
Telecommunication Services	6.1	7.0
Information Technology	4.8	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations*	23.3%
AAA,AA,A	13.3%
BBB	5.8%
BB	15.4%
B	20.6%
CCC,CC,C	7.8%
Not Rated	4.1%
Equities	4.9%
Short-Term Investments and Net Other Assets	4.8%

 * Includes NCUA Guaranteed Notes

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations*	20.3%
AAA,AA,A	9.0%
BBB	7.1%
BB	18.4%
B	22.8%
CCC,CC,C	9.3%
Not Rated	3.8%
Equities	5.1%
Short-Term Investments and Net Other Assets	4.2%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Preferred Securities	3.2%
Corporate Bonds	37.5%
U.S. Government and U.S. Government Agency Obligations***	23.3%
Foreign Government & Government Agency Obligations	19.6%
Bank Loan Obligations	6.3%
Stocks	4.9%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 35.8%

 ** Futures and Swaps - 1.5%

 *** Includes NCUA Guaranteed Notes

As of December 31, 2016*,**
Preferred Securities	3.3%
Corporate Bonds	43.9%
U.S. Government and U.S. Government Agency Obligations***	20.3%
Foreign Government & Government Agency Obligations	15.2%
Bank Loan Obligations	7.9%
Stocks	5.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 34.5%

 ** Futures and Swaps - 1.0%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$872	$436
Nonconvertible Bonds - 37.3%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)		3,755	3,849
Exide Technologies:
11% 4/30/20 pay-in-kind		28	21
11% 4/30/22 pay-in-kind (b)(c)		853	712
Lear Corp. 4.75% 1/15/23		5,380	5,566
Metalsa SA de CV 4.9% 4/24/23 (b)		10,163	10,036
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		6,130	6,299
Tenneco, Inc. 5% 7/15/26		2,725	2,756
Tupy Overseas SA 6.625% 7/17/24 (b)		1,445	1,481
			30,720
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		514	529
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,585	1,640
LKQ Corp. 4.75% 5/15/23		935	954
			3,123
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC 6.875% 8/1/25 (b)(d)		1,205	1,226
Laureate Education, Inc. 8.25% 5/1/25 (b)		9,760	10,468
			11,694
Hotels, Restaurants & Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,605	1,489
Carlson Travel, Inc. 6.75% 12/15/23 (b)		1,360	1,384
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,385
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		885	938
FelCor Lodging LP 6% 6/1/25		3,710	3,960
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		5,285	5,450
4.875% 4/1/27 (b)		2,480	2,595
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		860	933
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		2,725	2,783
5% 6/1/24 (b)		2,870	2,992
5.25% 6/1/26 (b)		2,870	3,021
Landry's Acquisition Co. 6.75% 10/15/24 (b)		3,010	3,081
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,475	2,661
MCE Finance Ltd. 4.875% 6/6/25 (b)		1,380	1,381
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,210	2,409
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		700	713
Playa Resorts Holding BV 8% 8/15/20 (b)		3,221	3,366
Scientific Games Corp. 10% 12/1/22		7,425	8,140
Silversea Cruises 7.25% 2/1/25 (b)		1,465	1,562
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		4,070	4,095
5.5% 4/15/27 (b)		2,160	2,225
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,435	2,569
7.25% 11/30/21 (b)		6,335	6,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		8,095	8,292
			74,305
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		2,685	2,779
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,210	2,282
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		7,505	7,796
7% 7/15/24 (b)		2,170	2,328
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,313
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,895	3,090
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	9,378
5.625% 1/15/24		1,105	1,191
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,392
5.875% 6/15/24		5,630	5,940
William Lyon Homes, Inc. 5.875% 1/31/25		2,195	2,261
			40,750
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		3,710	3,701
5.375% 2/1/21 (b)		3,420	3,694
5.75% 3/1/24		3,860	4,212
5.875% 2/15/25		8,940	9,901
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		8,305	8,689
6% 4/1/23		3,950	4,157
			34,354
Leisure Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)		1,975	2,084
Media - 2.9%
Altice SA:
7.625% 2/15/25 (b)		10,056	11,024
7.75% 5/15/22 (b)		23,900	25,364
Altice U.S. Finance SA 5.5% 5/15/26 (b)		3,740	3,927
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,708
Block Communications, Inc. 6.875% 2/15/25 (b)		2,730	2,928
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,000	4,785
Cablevision SA 6.5% 6/15/21 (b)		789	836
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	896
5.625% 2/15/24		935	976
CBS Radio, Inc. 7.25% 11/1/24 (b)		2,440	2,513
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	12,243
5.125% 5/1/23 (b)		4,805	5,045
5.125% 5/1/27 (b)		14,660	14,990
5.375% 5/1/25 (b)		4,805	5,117
5.5% 5/1/26 (b)		5,770	6,123
5.75% 9/1/23		3,975	4,144
5.75% 1/15/24		3,925	4,136
5.75% 2/15/26 (b)		6,505	6,960
Cengage Learning, Inc. 9.5% 6/15/24 (b)		6,540	5,788
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		11,900	12,108
Clear Channel Communications, Inc.:
9% 3/1/21		1,400	1,050
10% 1/15/18		3,660	2,196
11.25% 3/1/21		10,850	8,178
14% 2/1/21 pay-in-kind (c)		4,516	971
Columbus International, Inc. 7.375% 3/30/21 (b)		1,510	1,602
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		3,725	3,762
4.875% 4/11/22 (b)		1,665	1,723
Grupo Televisa SA de CV 6.625% 3/18/25		995	1,176
iHeartCommunications, Inc. 10.625% 3/15/23		9,520	7,188
Liberty Media Corp.:
8.25% 2/1/30		2,710	2,913
8.5% 7/15/29		1,890	2,103
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		1,250	1,316
Myriad International Holding BV 5.5% 7/21/25 (b)		3,070	3,283
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		7,352	6,470
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,155	2,236
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,905
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,100	2,160
5% 8/1/27 (b)		3,550	3,577
5.375% 4/15/25 (b)		4,160	4,300
5.375% 7/15/26 (b)		3,710	3,840
Tegna, Inc. 5.5% 9/15/24 (b)		2,940	3,028
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,665	6,632
7.625% 9/18/20 (Reg S.)		4,438	4,478
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,248	4,407
Videotron Ltd. 5.125% 4/15/27 (b)		3,495	3,591
VTR Finance BV 6.875% 1/15/24 (b)		5,735	6,079
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		966	981
WMG Acquisition Corp. 5.625% 4/15/22 (b)		774	805
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		390	401
6% 1/15/27 (b)		3,740	3,782
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		7,480	7,639
			241,383
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		1,130	1,187
L Brands, Inc. 6.875% 11/1/35		4,240	4,092
Penske Automotive Group, Inc. 5.5% 5/15/26		2,790	2,776
PetSmart, Inc.:
5.875% 6/1/25 (b)		3,730	3,595
8.875% 6/1/25 (b)		5,615	5,186
Sonic Automotive, Inc.:
5% 5/15/23		685	652
6.125% 3/15/27 (b)		1,760	1,751
			19,239
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		1,860	1,888
4.875% 5/15/26 (b)		1,860	1,888
			3,776
TOTAL CONSUMER DISCRETIONARY			461,428
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		930	982
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	4,550	5,162
			6,144
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		6,995	6,505
6.625% 6/15/24 (b)		4,805	4,769
Albertsons, Inc.:
7.45% 8/1/29		4,343	4,213
8% 5/1/31		4,037	3,997
8.7% 5/1/30		560	571
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		8,385	7,169
9.375% 9/15/18 pay-in-kind (b)(c)		5,275	2,268
ESAL GmbH 6.25% 2/5/23 (b)		11,710	10,217
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		5,420	5,582
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,145	1,139
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,025	4,211
			50,641
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,591
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,545	3,049
5.15% 3/15/34		3,545	3,279
5.375% 3/15/44		3,545	3,164
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,550	1,680
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	7,428	8,487
JBS Investments GmbH 7.25% 4/3/24 (b)		13,175	11,759
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,790	6,383
5.875% 7/15/24 (b)		2,085	1,955
7.25% 6/1/21 (b)		2,630	2,629
8.25% 2/1/20 (b)		2,900	2,900
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,475	2,549
4.875% 11/1/26 (b)		2,500	2,591
MHP SA 8.25% 4/2/20 (b)		585	617
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		4,845	4,857
Post Holdings, Inc.:
5% 8/15/26 (b)		5,645	5,631
5.5% 3/1/25 (b)		3,040	3,135
5.75% 3/1/27 (b)		2,325	2,389
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,523
			73,168
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,485	2,600
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (b)		575	574
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		3,975	4,264
			7,438
Personal Products - 0.2%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		2,840	2,897
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		12,515	11,514
			14,411
TOTAL CONSUMER STAPLES			151,802
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		2,820	2,996
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,622
Ensco PLC:
4.5% 10/1/24		4,027	3,101
5.2% 3/15/25		2,495	2,027
5.75% 10/1/44		3,605	2,361
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		3,270	3,335
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,803
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	4,973
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,585
Noble Holding International Ltd.:
4.625% 3/1/21		369	302
6.2% 8/1/40		1,410	846
7.7% 4/1/25 (c)		3,160	2,425
8.7% 4/1/45 (c)		705	504
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		5,115	5,537
Summit Midstream Holdings LLC 5.75% 4/15/25		2,515	2,528
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		1,445	1,373
Unit Corp. 6.625% 5/15/21		785	752
			40,070
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,210
4.875% 3/15/24		2,345	2,457
Afren PLC:
6.625% 12/9/20 (b)(e)		2,625	1
10.25% 4/8/19 (Reg. S) (e)		5,411	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		5,835	6,710
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,455	1,488
Antero Resources Corp.:
5.125% 12/1/22		265	266
5.625% 6/1/23 (Reg. S)		3,740	3,787
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,863
Callon Petroleum Co. 6.125% 10/1/24		1,345	1,369
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,535	2,440
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		3,650	3,741
5.875% 3/31/25		4,590	4,894
7% 6/30/24		4,275	4,756
Chesapeake Energy Corp.:
8% 12/15/22 (b)		8,434	8,919
8% 6/15/27 (b)		6,350	6,239
Citgo Holding, Inc. 10.75% 2/15/20 (b)		16,676	18,114
Concho Resources, Inc. 4.375% 1/15/25		3,660	3,733
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(c)		885	885
6.875% 6/15/25 (b)		1,775	1,828
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (b)		2,640	2,633
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,413
Denbury Resources, Inc.:
4.625% 7/15/23		3,640	1,929
5.5% 5/1/22		5,970	3,343
6.375% 8/15/21		5,075	3,045
Diamondback Energy, Inc.:
4.75% 11/1/24 (b)		3,115	3,099
5.375% 5/31/25 (b)		1,505	1,528
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)		4,715	990
EDC Finance Ltd. 4.875% 4/17/20 (b)		2,225	2,270
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		3,755	3,886
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,868
EnLink Midstream Partners LP:
4.15% 6/1/25		2,800	2,765
4.4% 4/1/24		2,795	2,838
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		2,045	2,040
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	1,763
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,045
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		3,628	3,792
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	955
7% 6/15/23		3,820	3,801
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,550	3,266
5.75% 10/1/25 (b)		3,825	3,605
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		2,345	2,439
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,885	2,811
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		2,475	1,856
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		2,440	2,391
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,597	2,649
7.875% 8/1/21 (b)		2,405	2,453
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		3,935	3,974
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,750	1,820
Newfield Exploration Co.:
5.375% 1/1/26		3,205	3,317
5.625% 7/1/24		635	662
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		3,550	3,248
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,650	5,661
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		2,860	3,221
10% 11/2/21 pay-in-kind (b)(c)		1,305	1,470
Pan American Energy LLC 7.875% 5/7/21 (b)		6,560	7,164
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		2,170	2,165
6.25% 6/1/24 (b)		2,445	2,567
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,335	10,180
7.25% 6/15/25 (b)		3,545	3,416
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,918
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,170	1,188
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		2,835	2,814
6.375% 3/31/25 (b)		3,100	3,054
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,925	12,327
8.625% 12/1/23 (c)		430	512
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(e)		8,125	0
Petrobras Energia SA 7.375% 7/21/23 (b)		1,150	1,217
Petrobras Global Finance BV:
6.125% 1/17/22		9,240	9,531
6.25% 3/17/24		3,550	3,617
8.375% 5/23/21		20,235	22,651
8.75% 5/23/26		7,505	8,631
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		3,455	3,585
6.875% 1/20/40		4,800	4,548
Petroleos de Venezuela SA:
5.375% 4/12/27		2,465	887
5.5% 4/12/37		3,215	1,149
6% 5/16/24 (b)		3,680	1,371
6% 11/15/26 (b)		4,090	1,513
8.5% 10/27/20 (b)		2,340	1,687
9.75% 5/17/35 (b)		13,215	6,148
12.75% 2/17/22 (b)		490	274
Petroleos Mexicanos:
4.625% 9/21/23		3,005	3,041
4.875% 1/24/22		3,455	3,559
4.875% 1/18/24		2,955	2,993
5.5% 1/21/21		1,985	2,082
6.375% 2/4/21		1,755	1,899
6.375% 1/23/45		4,660	4,544
6.5% 6/2/41		14,375	14,274
6.625% (b)(f)		6,620	6,628
6.75% 9/21/47		8,415	8,498
6.875% 8/4/26		1,045	1,158
PT Pertamina Persero 6.5% 5/27/41 (b)		2,915	3,325
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,801
Range Resources Corp. 5% 3/15/23 (b)		7,785	7,610
RSP Permian, Inc.:
5.25% 1/15/25 (b)		1,275	1,277
6.625% 10/1/22		1,645	1,707
Sabine Pass Liquefaction LLC:
5% 3/15/27		5,615	5,977
5.875% 6/30/26		5,595	6,253
SemGroup Corp. 6.375% 3/15/25 (b)		1,760	1,703
SM Energy Co.:
5.625% 6/1/25		1,865	1,683
6.75% 9/15/26		1,495	1,427
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,360	2,401
Southwestern Energy Co. 4.1% 3/15/22		5,585	5,205
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		5,335	5,575
6.375% 4/1/23		2,695	2,832
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,885	1,942
5.375% 2/1/27 (b)		1,885	1,951
Teekay Corp. 8.5% 1/15/20		6,970	6,351
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,205	4,263
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,924
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		940	978
6.375% 5/1/24		1,490	1,613
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		9,291	10,174
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		2,620	2,600
7.125% 4/15/25 (b)		1,745	1,721
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,400	4,741
WPX Energy, Inc.:
5.25% 9/15/24		2,865	2,722
6% 1/15/22		7,990	7,910
YPF SA:
8.5% 3/23/21 (b)		11,145	12,396
8.75% 4/4/24 (b)		11,075	12,624
Zhaikmunai International BV 7.125% 11/13/19 (b)		8,690	8,786
			479,809
TOTAL ENERGY			519,879
FINANCIALS - 6.3%
Banks - 1.6%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,425	1,479
Banco de Bogota SA 6.25% 5/12/26 (b)		1,625	1,731
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,425	3,578
Banco Hipotecario SA 9.75% 11/30/20 (b)		10,710	12,305
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,865	1,940
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		1,090	1,128
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,200	1,211
6.369% 6/16/18 (b)		1,600	1,652
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,955	1,874
Barclays PLC 3.125% 1/17/24 (Reg. S)	GBP	8,551	11,509
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,175	2,379
Biz Finance PLC 9.75% 1/22/25 (b)		600	613
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,740	2,715
CIT Group, Inc.:
5% 8/15/22		7,130	7,683
5.375% 5/15/20		9,060	9,751
Citigroup, Inc. 1.5% 10/26/28	EUR	9,200	10,181
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		2,290	2,377
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	125,600	1,939
GTB Finance BV 6% 11/8/18 (b)		2,838	2,891
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,227
5.5% 8/6/22 (b)		2,655	2,745
JSC BGEO Group 6% 7/26/23 (b)		4,140	4,202
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		620	681
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		4,015	4,124
SB Capital SA 5.5% 2/26/24 (b)(c)		3,010	3,061
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		3,108	3,318
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		1,190	1,178
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		3,320	3,227
4.75% 6/4/19 (b)		2,900	2,908
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		960	985
5.5% 4/21/22 (b)		2,900	2,908
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		4,475	4,544
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,320	10,345
7.375% 5/30/22 (b)		6,000	5,881
			133,270
Capital Markets - 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		3,750	3,759
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		5,635	6,086
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	8,839	10,836
Morgan Stanley 1.75% 3/11/24	EUR	15,860	18,703
MSCI, Inc.:
5.25% 11/15/24 (b)		2,430	2,576
5.75% 8/15/25 (b)		2,375	2,572
			44,532
Consumer Finance - 2.1%
Ally Financial, Inc.:
4.125% 2/13/22		7,825	8,021
4.625% 3/30/25		5,770	5,910
5.125% 9/30/24		18,860	19,896
8% 11/1/31		67,474	82,656
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,880	2,981
General Motors Acceptance Corp. 8% 11/1/31		7,755	9,480
Navient Corp.:
5.875% 10/25/24		9,855	10,030
6.5% 6/15/22		2,705	2,867
7.25% 9/25/23		1,645	1,772
SLM Corp.:
5.5% 1/25/23		13,555	13,775
6.125% 3/25/24		4,880	5,026
7.25% 1/25/22		10,590	11,570
			173,984
Diversified Financial Services - 1.5%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000	1,851
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,275	2,774
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		1,620	1,667
European Financial Stability Facility 1.25% 5/24/33 (Reg. S)	EUR	30,625	34,306
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		2,280	2,480
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		16,530	16,923
6% 8/1/20		5,130	5,281
6.25% 2/1/22		1,695	1,767
6.75% 2/1/24		3,080	3,211
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		2,970	3,163
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		2,370	2,441
Pontis IV Ltd. 5.125% 3/31/27 (b)		2,255	2,238
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,880	2,946
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		3,200	3,200
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,230	4,537
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		9,790	11,246
Springleaf Financial Corp.:
6.125% 5/15/22		2,655	2,801
7.75% 10/1/21		555	621
8.25% 12/15/20		2,795	3,137
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,125	1,186
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)(d)		3,020	3,050
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,235	5,601
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	2,800	3,163
2.75% 10/2/24 (Reg. S)	EUR	5,500	6,855
			126,445
Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,415	10,003
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		8,430	8,788
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,490	3,551
			22,342
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		20,310	22,070
TOTAL FINANCIALS			522,643
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,990	1,913
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,715	1,841
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		1,870	1,968
Hologic, Inc. 5.25% 7/15/22 (b)		4,120	4,326
			8,135
Health Care Providers & Services - 2.1%
Community Health Systems, Inc.:
6.25% 3/31/23		7,815	8,068
6.875% 2/1/22		20,040	17,510
7.125% 7/15/20		4,690	4,567
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		2,205	2,392
Envision Healthcare Corp. 6.25% 12/1/24 (b)		3,725	3,976
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,515
5.25% 4/15/25		11,820	12,707
5.25% 6/15/26		4,600	4,961
5.375% 2/1/25		7,665	8,085
5.875% 3/15/22		10,760	11,930
5.875% 5/1/23		6,100	6,641
5.875% 2/15/26		9,405	10,157
7.5% 2/15/22		10,195	11,737
HealthSouth Corp. 5.75% 11/1/24		8,045	8,256
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		3,730	3,930
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,000	2,133
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		2,960	3,030
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,179
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		3,725	4,037
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		788	789
6.75% 6/15/23		4,280	4,280
6.875% 11/15/31		9,855	9,067
7.5% 1/1/22 (b)		2,130	2,311
8.125% 4/1/22		4,835	5,131
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)		5,300	5,141
THC Escrow Corp. III:
4.625% 7/15/24 (b)		987	990
5.125% 5/1/25 (b)		1,775	1,782
7% 8/1/25 (b)		3,545	3,532
Vizient, Inc. 10.375% 3/1/24 (b)		4,030	4,635
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,715	2,844
			172,313
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		14,490	12,425
6.5% 3/15/22 (b)		3,520	3,692
6.75% 8/15/21 (b)		1,715	1,629
7% 3/15/24 (b)		5,280	5,551
			23,297
TOTAL HEALTH CARE			205,658
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,490	3,747
KLX, Inc. 5.875% 12/1/22 (b)		10,020	10,521
TransDigm, Inc. 6.375% 6/15/26		3,555	3,608
			17,876
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		5,730	5,885
XPO Logistics, Inc. 6.125% 9/1/23 (b)		2,935	3,056
			8,941
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (b)		1,078	1,134
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,214
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		296	311
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,755	1,992
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,764	1,801
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		355	361
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,155	3,638
Series 2012-2 Class B, 6.75% 6/3/21		1,272	1,374
Series 2013-1 Class B, 5.375% 11/15/21		1,658	1,745
			13,570
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,225	1,261
6.125% 4/1/25 (b)		1,225	1,265
USG Corp. 4.875% 6/1/27 (b)		930	957
			3,483
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		3,270	3,368
APX Group, Inc.:
7.875% 12/1/22		8,605	9,336
8.75% 12/1/20		6,550	6,763
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,720
5.875% 7/1/25		950	922
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		2,370	2,524
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		3,030	3,087
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		3,070	3,185
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		1,100	1,147
TMS International Corp. 7.625% 10/15/21 (b)		825	835
			33,887
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		3,565	3,578
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		6,720	6,989
Cementos Progreso Trust 7.125% 11/6/23 (b)		2,045	2,168
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		8,814	3,393
5.25% 6/27/29 (b)		3,235	1,189
7.125% 6/26/42 (b)		4,195	1,688
			19,005
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		3,860	4,037
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,360	1,462
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		5,650	6,003
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		935	792
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		3,645	3,517
			4,309
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		2,770	2,974
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,490	1,636
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,660	1,768
			3,404
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		2,105	2,247
5.5% 2/15/22		3,785	4,126
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,925	4,219
United Rentals North America, Inc. 5.5% 5/15/27		2,355	2,426
			13,018
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		4,055	4,197
Global Ports Finance PLC 6.872% 1/25/22 (b)		2,940	3,098
			7,295
TOTAL INDUSTRIALS			139,264
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,370	8,747
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,922
CommScope Technologies Finance LLC 5% 3/15/27 (b)		3,775	3,766
			15,435
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		8,230	9,588
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		7,275	8,021
Camelot Finance SA 7.875% 10/15/24 (b)		1,670	1,799
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		945	973
5.375% 3/15/27 (b)		810	843
GTT Communications, Inc. 7.875% 12/31/24 (b)		1,745	1,867
j2 Global, Inc. 8% 8/1/20		2,970	3,043
			16,546
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,895	1,966
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,010	2,123
Everi Payments, Inc. 10% 1/15/22		3,725	4,079
Gartner, Inc. 5.125% 4/1/25 (b)		1,750	1,838
			10,006
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6% 4/1/22 (b)		1,150	1,203
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,545	1,604
5.25% 1/15/24 (b)		3,250	3,364
5.5% 2/1/25		2,858	3,015
5.875% 2/15/22		2,320	2,427
7.5% 9/15/23		3,440	3,846
Microsemi Corp. 9.125% 4/15/23 (b)		755	864
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		4,280	4,601
4.625% 6/1/23 (b)		3,520	3,797
5.75% 3/15/23 (b)		13,101	13,789
Qorvo, Inc.:
6.75% 12/1/23		2,750	3,018
7% 12/1/25		8,399	9,533
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,690	4,022
Versum Materials, Inc. 5.5% 9/30/24 (b)		1,935	2,034
			57,117
Software - 0.5%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,240	6,490
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		5,130	5,765
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		1,330	1,383
Open Text Corp. 5.875% 6/1/26 (b)		2,805	3,017
Parametric Technology Corp. 6% 5/15/24		1,135	1,229
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		2,985	3,180
Symantec Corp. 5% 4/15/25 (b)		3,025	3,166
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		4,260	4,580
10.5% 2/1/24 (b)		8,565	9,357
			38,167
TOTAL INFORMATION TECHNOLOGY			146,859
MATERIALS - 3.5%
Chemicals - 1.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,350	3,451
5.75% 4/15/21 (b)		1,800	1,879
6.45% 2/3/24		1,975	2,103
Hexion, Inc. 10.375% 2/1/22 (b)		1,350	1,337
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,370	2,737
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	37,226
4.69% 4/24/22		12,150	11,725
10% 10/15/20 (e)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		37,507	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		4,435	4,418
5.25% 6/1/27 (b)		3,800	3,781
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		1,725	1,762
OCP SA 5.625% 4/25/24 (b)		1,140	1,233
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		3,700	3,820
10.375% 5/1/21 (b)		1,120	1,239
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		2,870	2,834
The Chemours Co. LLC 5.375% 5/15/27		1,460	1,507
TPC Group, Inc. 8.75% 12/15/20 (b)		6,250	5,625
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,370	1,449
			88,126
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,850	1,966
9.375% 10/12/22 (b)		1,920	2,040
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,630	1,864
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,435	1,471
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		1,490	1,527
U.S. Concrete, Inc. 6.375% 6/1/24		1,815	1,915
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,825	1,895
			12,678
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		3,725	3,817
6% 6/30/21 (b)		2,530	2,619
6% 2/15/25 (b)		5,980	6,279
7.25% 5/15/24 (b)		6,655	7,279
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,770	1,819
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	6,065
7.5% 12/15/96		4,010	4,030
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		1,615	1,680
Sealed Air Corp. 5.25% 4/1/23 (b)		2,170	2,327
			35,915
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,525	2,740
7% 9/30/26 (b)		2,090	2,294
Aleris International, Inc. 6% 6/1/20 (b)		30	30
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,145	1,208
Compania Minera Ares SAC 7.75% 1/23/21 (b)		4,745	5,047
EVRAZ Group SA:
5.375% 3/20/23 (b)		5,000	5,015
6.5% 4/22/20 (b)		1,012	1,070
8.25% 1/28/21 (Reg. S)		5,440	6,057
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		124	127
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		970	1,021
10.375% 4/7/19 (b)		4,843	5,097
10.375% 4/7/19 (Reg. S)		650	684
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		4,470	4,582
7.25% 5/15/22 (b)		2,630	2,689
7.25% 4/1/23 (b)		5,120	5,005
7.5% 4/1/25 (b)		4,370	4,272
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		2,325	2,334
5.125% 5/15/24 (b)		2,860	2,860
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,870	1,753
3.875% 3/15/23		5,605	5,213
5.4% 11/14/34		1,770	1,589
5.45% 3/15/43		11,570	9,977
6.75% 2/1/22		5,415	5,605
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		6,505	6,538
4.875% 10/7/20 (Reg. S)		450	452
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,700	1,714
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,450	2,753
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,105	2,381
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,295	1,362
7.875% 11/1/22 (b)		185	202
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		1,275	1,275
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		16,225	14,684
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(e)		13	0
Murray Energy Corp. 11.25% 4/15/21 (b)		4,590	3,465
Polyus Finance PLC 5.25% 2/7/23 (b)		1,750	1,795
Southern Copper Corp. 7.5% 7/27/35		2,205	2,722
Stillwater Mining Co.:
6.125% 6/27/22 (b)		6,015	5,925
7.125% 6/27/25 (b)		1,545	1,520
United States Steel Corp. 8.375% 7/1/21 (b)		7,995	8,795
Vale Overseas Ltd.:
4.375% 1/11/22		2,290	2,331
5.875% 6/10/21		1,125	1,208
6.875% 11/21/36		1,270	1,362
Vedanta Resources PLC:
6% 1/31/19 (b)		4,895	5,054
6.375% 7/30/22 (b)		2,165	2,172
8.25% 6/7/21 (b)		2,045	2,230
VM Holding SA 5.375% 5/4/27 (b)		4,155	4,194
			150,403
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,396
NewPage Corp.:
0% 5/1/12 (c)(e)		2,460	0
11.375% 12/31/2114 (e)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		4,925	0
			1,396
TOTAL MATERIALS			288,518
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		2,725	2,906
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,325	1,377
6.375% 2/15/22		3,670	3,789
			8,072
Real Estate Management & Development - 0.2%
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,500	2,855
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,780	3,865
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	18
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,850	2,086
Mattamy Group Corp. 6.875% 12/15/23 (b)		2,740	2,798
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		6,295	6,452
			18,074
TOTAL REAL ESTATE			26,146
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.6%
Altice Financing SA:
6.5% 1/15/22 (b)		9,695	10,131
6.625% 2/15/23 (b)		7,355	7,803
7.5% 5/15/26 (b)		7,120	7,903
Altice Finco SA 8.125% 1/15/24 (b)		7,845	8,531
AT&T, Inc.:
1.8% 9/4/26	EUR	11,400	12,898
2.35% 9/4/29	EUR	3,525	3,981
3.15% 9/4/36	EUR	3,400	3,829
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,866
9% 8/15/31		3,545	2,845
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,730	2,805
Frontier Communications Corp. 11% 9/15/25		7,455	6,915
GCI, Inc. 6.875% 4/15/25		3,760	4,066
GTH Finance BV:
6.25% 4/26/20 (b)		2,550	2,697
7.25% 4/26/23 (b)		10,070	11,107
Lynx II Corp. 6.375% 4/15/23 (b)		1,555	1,633
Sable International Finance Ltd. 6.875% 8/1/22 (b)		16,730	18,068
SFR Group SA:
6% 5/15/22 (b)		33,090	34,620
6.25% 5/15/24 (b)		33,197	35,064
7.375% 5/1/26 (b)		14,640	15,884
Sprint Capital Corp.:
6.875% 11/15/28		4,132	4,593
8.75% 3/15/32		3,187	4,016
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		3,430	3,582
U.S. West Communications:
6.875% 9/15/33		1,925	1,894
7.25% 9/15/25		420	466
7.25% 10/15/35		1,205	1,203
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,110	4,300
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,363
			217,063
Wireless Telecommunication Services - 2.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,679
Comcel Trust 6.875% 2/6/24 (b)		1,855	1,974
Digicel Group Ltd.:
6% 4/15/21 (b)		745	714
6.75% 3/1/23 (b)		1,330	1,251
7.125% 4/1/22 (b)		16,995	14,808
8.25% 9/30/20 (b)		8,800	8,227
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	10,385
7.25% 10/15/20		19,630	18,550
7.5% 4/1/21		5,670	5,231
9.75% 7/15/25 (b)(d)		4,460	4,454
Millicom International Cellular SA:
4.75% 5/22/20 (b)		1,920	1,964
6% 3/15/25 (b)		6,925	7,267
6.625% 10/15/21 (b)		8,145	8,471
Neptune Finco Corp.:
6.625% 10/15/25 (b)		7,210	7,932
10.125% 1/15/23 (b)		7,455	8,648
10.875% 10/15/25 (b)		17,675	21,276
Sprint Communications, Inc. 6% 11/15/22		9,930	10,526
Sprint Corp.:
7.125% 6/15/24		18,887	21,012
7.625% 2/15/25		10,515	12,105
7.875% 9/15/23		9,580	11,017
T-Mobile U.S.A., Inc.:
6% 4/15/24		5,590	5,981
6.375% 3/1/25		19,464	21,045
6.5% 1/15/24		18,543	19,934
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		2,910	3,266
			229,717
TOTAL TELECOMMUNICATION SERVICES			446,780
UTILITIES - 2.1%
Electric Utilities - 0.2%
CTE Co. 2.125% 7/29/32 (Reg. S)	EUR	3,000	3,437
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	5,600	5,782
InterGen NV 7% 6/30/23 (b)		1,545	1,487
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,481
Pampa Holding SA 7.5% 1/24/27 (b)		2,305	2,405
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		691	674
			15,266
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,394
8% 3/1/32		6,000	8,116
			18,510
Independent Power and Renewable Electricity Producers - 1.7%
Dynegy, Inc.:
7.375% 11/1/22		11,735	11,588
7.625% 11/1/24		13,340	12,940
8% 1/15/25 (b)		4,635	4,496
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		9,438	3,303
11.25% 11/1/17 pay-in-kind (c)(e)		7,535	2,637
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		25,663	33,234
12.25% 3/1/22 (b)(c)(e)		31,213	42,762
Listrindo Capital BV 4.95% 9/14/26 (b)		1,880	1,904
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		1,680	1,768
PPL Energy Supply LLC 6.5% 6/1/25		3,040	2,143
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		10,330	10,743
6.625% 6/15/25 (b)(c)		2,610	2,773
TXU Corp.:
5.55% 11/15/14 (e)		1,623	170
6.5% 11/15/24 (e)		13,610	1,429
6.55% 11/15/34 (e)		26,380	2,770
			134,660
TOTAL UTILITIES			168,436

TOTAL NONCONVERTIBLE BONDS			3,077,413

TOTAL CORPORATE BONDS
(Cost $2,958,912)			3,077,849

U.S. Government and Government Agency Obligations - 18.0%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
1.75% 10/15/18		$12,807	$12,873
5.25% 9/15/39		968	1,272
5.375% 4/1/56		1,700	2,313

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			16,458

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		8,144	8,146
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bonds:
2.5% 2/15/46		16,112	15,023
2.875% 8/15/45		22,540	22,701
3% 11/15/45		1,000	1,032
3% 2/15/47		47,804	49,399
3% 5/15/47		9,000	9,304
3.625% 2/15/44 (g)(h)		65,247	75,279
4.25% 5/15/39		34,900	43,771
4.75% 2/15/37		25,000	33,343
5.25% 2/15/29		7,107	9,180
6.125% 8/15/29 (g)		33,824	47,144
7.875% 2/15/21		5,350	6,506
U.S. Treasury Notes:
0.75% 7/15/19		11,566	11,416
0.875% 6/15/19		51,759	51,256
0.875% 9/15/19		19,901	19,667
1.125% 2/28/19		8,000	7,970
1.125% 7/31/21		15,968	15,563
1.125% 9/30/21		52,169	50,738
1.25% 4/30/19		39,000	38,906
1.25% 5/31/19		23,000	22,945
1.375% 1/31/21		3,000	2,968
1.375% 8/31/23		4,000	3,842
1.5% 1/31/19		10,161	10,182
1.5% 4/15/20		51,324	51,286
1.5% 5/15/20		54,943	54,879
1.5% 8/15/26		2,255	2,110
1.625% 4/30/19		13,195	13,252
1.625% 6/30/19		48,746	48,971
1.75% 5/31/22		18,000	17,892
1.75% 6/30/22		45,665	45,365
1.875% 1/31/22		7,832	7,841
1.875% 3/31/22		119,926	119,992
2% 9/30/20		113,458	114,832
2% 12/31/21		72,680	73,202
2% 6/30/24		139,421	138,158
2% 8/15/25		10,998	10,809
2% 11/15/26		52,495	51,193
2.125% 6/30/21		10,000	10,143
2.125% 3/31/24		20,221	20,230
2.125% 5/15/25		15,858	15,756
2.25% 7/31/21		60,289	61,434
2.25% 2/15/27		16,472	16,399
2.375% 5/15/27		8,500	8,555

TOTAL U.S. TREASURY OBLIGATIONS			1,430,434

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.446% 12/7/20 (NCUA Guaranteed) (c)		1,043	1,043
Series 2011-R1 Class 1A, 1.4417% 1/8/20 (NCUA Guaranteed) (c)		2,476	2,480
Series 2011-R4 Class 1A, 1.3683% 3/6/20 (NCUA Guaranteed) (c)		186	186
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,629

TOTAL OTHER GOVERNMENT RELATED			28,338

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,479,724)			1,483,376

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.7%
2.571% 6/1/42 (c)		202	208
2.615% 10/1/35 (c)		17	18
2.695% 2/1/42 (c)		1,112	1,165
2.773% 1/1/42 (c)		816	856
2.815% 9/1/36 (c)		29	31
2.84% 2/1/36 (c)		9	10
2.842% 11/1/35 (c)		215	223
2.895% 9/1/33 (c)		260	269
2.915% 11/1/33 (c)		13	14
2.932% 1/1/35 (c)		109	113
2.944% 11/1/40 (c)		71	75
3.019% 10/1/41 (c)		58	61
3.023% 9/1/41 (c)		111	118
3.135% 3/1/33 (c)		56	58
3.17% 11/1/36 (c)		19	20
3.25% 7/1/41 (c)		160	167
3.309% 6/1/47 (c)		56	59
3.315% 3/1/37 (c)		22	24
3.33% 7/1/35 (c)		90	95
3.336% 2/1/37 (c)		295	312
3.338% 6/1/36 (c)		25	26
3.384% 10/1/41 (c)		108	115
3.435% 8/1/35 (c)		242	257
3.463% 5/1/36 (c)		20	21
3.567% 7/1/41 (c)		208	217
3.633% 4/1/36 (c)		162	170
4% 5/1/29		8,199	8,618
4% 7/1/47 (d)		5,700	5,990
4% 7/1/47 (d)		9,400	9,878
4% 7/1/47 (d)		12,900	13,556
4% 7/1/47 (d)		3,200	3,363
4.5% 11/1/25		1,335	1,410
5% 2/1/22 to 6/1/39		3,678	4,029
5.5% 10/1/20 to 4/1/21		575	595
6% 1/1/34 to 6/1/36		1,889	2,145
6.5% 8/1/17 to 8/1/36		2,761	3,179

TOTAL FANNIE MAE			57,465

Freddie Mac - 0.1%
2.793% 1/1/36 (c)		51	52
2.82% 3/1/35 (c)		41	42
2.85% 7/1/35 (c)		126	132
2.889% 6/1/33 (c)		158	164
2.915% 2/1/37 (c)		38	40
2.95% 3/1/37 (c)		15	15
2.967% 5/1/37 (c)		24	25
2.97% 8/1/37 (c)		69	72
3.028% 10/1/41 (c)		664	690
3.04% 2/1/36 (c)		4	4
3.05% 6/1/37 (c)		25	27
3.063% 1/1/37 (c)		189	197
3.093% 9/1/41 (c)		1,148	1,214
3.159% 7/1/35 (c)		103	108
3.192% 10/1/42 (c)		674	711
3.222% 9/1/41 (c)		121	125
3.225% 4/1/41 (c)		107	113
3.253% 10/1/36 (c)		223	234
3.282% 6/1/41 (c)		142	148
3.306% 6/1/37 (c)		135	143
3.32% 4/1/37 (c)		32	34
3.324% 10/1/35 (c)		106	112
3.369% 7/1/36 (c)		57	60
3.38% 5/1/37 (c)		476	493
3.385% 5/1/37 (c)		158	167
3.418% 6/1/37 (c)		35	37
3.421% 5/1/41 (c)		113	120
3.62% 5/1/41 (c)		160	168
3.648% 6/1/41 (c)		165	173
4.079% 10/1/35 (c)		27	29
6% 1/1/24		610	658
6.5% 5/1/18 to 3/1/22		182	194

TOTAL FREDDIE MAC			6,501

Ginnie Mae - 0.2%
4.3% 8/20/61 (i)		1,448	1,479
4.649% 2/20/62 (i)		1,425	1,471
4.682% 2/20/62 (i)		1,843	1,898
4.684% 1/20/62 (i)		8,997	9,258
5.47% 8/20/59 (i)		43	44
6% 6/15/36		2,196	2,552

TOTAL GINNIE MAE			16,702

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $80,206)			80,668

Asset-Backed Securities - 0.5%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (c)		$1,689	$1,689
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		18,100	17,974
Goal Capital Funding Trust Series 2005-2 Class A3, 1.3587% 5/28/30 (c)		2,317	2,316
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 2.2062% 4/25/22 (c)		868	872
Navient Student Loan Trust Series 2017-3A:
Class A1, 1.3606% 7/26/66 (b)(c)		5,259	5,259
Class A2, 1.6606% 7/26/66 (b)(c)		5,578	5,601
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.3262% 7/25/23 (c)		4,347	4,346
Series 2007-5 Class A5, 1.2362% 1/25/24 (c)		4,856	4,852
TOTAL ASSET-BACKED SECURITIES
(Cost $43,003)			42,909

Collateralized Mortgage Obligations - 3.2%
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2010-15 Class FJ, 2.1461% 6/25/36 (c)		2,517	2,557
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		276	302
Series 2005-19 Class PA, 5.5% 7/25/34		637	665
Series 2005-27 Class NE, 5.5% 5/25/34		259	261
Series 2005-64 Class PX, 5.5% 6/25/35		728	786
Series 2005-68 Class CZ, 5.5% 8/25/35		2,458	2,749
Series 2010-118 Class PB, 4.5% 10/25/40		2,683	2,842
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		1	1
Series 2003-117 Class MD, 5% 12/25/23		491	521
Series 2004-91 Class Z, 5% 12/25/34		2,244	2,460
Series 2005-117 Class JN, 4.5% 1/25/36		473	501
Series 2005-14 Class ZB, 5% 3/25/35		840	919
Series 2006-72 Class CY, 6% 8/25/26		675	731
Series 2009-59 Class HB, 5% 8/25/39		1,245	1,368
Series 2010-97 Class CX, 4.5% 9/25/25		3,300	3,538
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		102	5
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		151	7
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		1,430	162
Series 2010-39 Class FG, 2.1361% 3/25/36 (c)		1,567	1,602
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		383	23
Series 2011-67 Class AI, 4% 7/25/26 (j)		409	39
Series 2012-27 Class EZ, 4.25% 3/25/42		2,908	3,156
Series 2016-26 Class CG, 3% 5/25/46		5,472	5,591
Freddie Mac:
floater:
Series 2630 Class FL, 1.4891% 6/15/18 (c)		2	2
Series 2711 Class FC, 1.8891% 2/15/33 (c)		804	819
floater planned amortization class Series 2770 Class FH, 1.3891% 3/15/34 (c)		980	985
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		32	34
Series 2996 Class MK, 5.5% 6/15/35		82	90
Series 3415 Class PC, 5% 12/15/37		354	385
Series 3763 Class QA, 4% 4/15/34		252	253
Series 3840 Class VA, 4.5% 9/15/27		1,442	1,491
Series 3857 Class ZP, 5% 5/15/41		1,009	1,189
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		3,999	4,464
Series 2303 Class ZV, 6% 4/15/31		77	86
Series 2877 Class ZD, 5% 10/15/34		2,726	2,980
Series 3745 Class KV, 4.5% 12/15/26		2,565	2,757
Series 3806 Class L, 3.5% 2/15/26		2,700	2,848
Series 3843 Class PZ, 5% 4/15/41		1,012	1,176
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,322	2,437
Series 4341 Class ML, 3.5% 11/15/31		3,015	3,145
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.7122% 7/20/37 (c)		536	539
Series 2008-2 Class FD, 1.6922% 1/20/38 (c)		130	130
Series 2008-73 Class FA, 2.0722% 8/20/38 (c)		861	873
Series 2008-83 Class FB, 2.1122% 9/20/38 (c)		774	791
Series 2009-108 Class CF, 1.7717% 11/16/39 (c)		580	584
Series 2009-116 Class KF, 1.7017% 12/16/39 (c)		436	439
Series 2010-H17 Class FA, 1.3738% 7/20/60 (c)(i)		3,545	3,520
Series 2010-H18 Class AF, 1.2828% 9/20/60 (c)(i)		4,394	4,359
Series 2010-H19 Class FG, 1.2828% 8/20/60 (c)(i)		4,817	4,787
Series 2010-H27 Series FA, 1.3628% 12/20/60 (c)(i)		1,673	1,663
Series 2011-H05 Class FA, 1.4828% 12/20/60 (c)(i)		2,732	2,732
Series 2011-H07 Class FA, 1.4928% 2/20/61 (c)(i)		5,663	5,663
Series 2011-H12 Class FA, 1.4828% 2/20/61 (c)(i)		6,664	6,662
Series 2011-H13 Class FA, 1.4828% 4/20/61 (c)(i)		2,352	2,352
Series 2011-H14:
Class FB, 1.4828% 5/20/61 (c)(i)		2,779	2,775
Class FC, 1.4828% 5/20/61 (c)(i)		2,561	2,559
Series 2011-H17 Class FA, 1.5228% 6/20/61 (c)(i)		3,274	3,277
Series 2011-H21 Class FA, 1.5828% 10/20/61 (c)(i)		3,547	3,558
Series 2012-H01 Class FA, 1.6828% 11/20/61 (c)(i)		3,071	3,088
Series 2012-H03 Class FA, 1.6828% 1/20/62 (c)(i)		1,983	1,994
Series 2012-H06 Class FA, 1.6128% 1/20/62 (c)(i)		2,986	2,996
Series 2012-H07 Class FA, 1.6128% 3/20/62 (c)(i)		1,900	1,908
Series 2012-H21 Class DF, 1.6328% 5/20/61 (c)(i)		1,499	1,502
Series 2013-H19:
Class FC, 1.5828% 8/20/63 (c)(i)		461	462
Class FD, 1.5828% 8/20/63 (c)(i)		1,218	1,221
Series 2015-H13 Class FL, 1.2728% 5/20/63 (c)(i)		5,918	5,916
Series 2015-H19 Class FA, 1.1928% 4/20/63 (c)(i)		5,842	5,835
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,319
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		976	121
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,924
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		1,589	1,584
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		2,149	2,171
Series 2016-H02 Class FM, 1.4928% 9/20/62 (c)(i)		6,672	6,676
Series 2016-H04 Class FE, 1.6428% 11/20/65 (c)(i)		1,884	1,891
Series 2010-169 Class Z, 4.5% 12/20/40		2,245	2,430
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		6,822	7,096
Series 2010-H17 Class XP, 5.2984% 7/20/60 (c)(i)		8,361	8,658
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		6,690	6,937
Series 2012-64 Class KI, 3.5% 11/20/36 (j)		634	48
Series 2013-124:
Class ES, 7.0504% 4/20/39 (c)(k)		2,937	3,092
Class ST, 7.1837% 8/20/39 (c)(k)		6,490	6,981
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)		9,955	9,919
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		7,594	7,659
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		21,382	21,546
Class JA, 2.5% 6/20/65 (i)		1,977	1,993
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		15,780	15,665
Series 2016-H13 Class FB, 0.9866% 5/20/66 (c)(i)		7,951	8,003
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(i)		8,909	8,924
Series 2090-118 Class XZ, 5% 12/20/39		4,860	5,531
TOTAL COLLATRALIZED MORTGAGE OBLIGATIONS
(Cost $264,706)			264,280

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,259
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		9,078	9,577
Series K034 Class A1, 2.669% 2/25/23		6,516	6,619
Series K709 Class A2, 2.086% 3/25/19		6,180	6,220
Series K710 Class A2, 1.883% 5/25/19		5,354	5,373
Series K713 Class A2, 2.313% 3/25/20		1,662	1,680
Series K717 Class A2, 2.991% 9/25/21		9,484	9,808
Series K504 Class A2, 2.566% 9/25/20		905	922
Series K704 Class A2, 2.412% 8/25/18		2,149	2,164
Series K706 Class A2, 2.323% 10/25/18		4,199	4,232
Series K724 Class A1, 2.776% 3/25/23		5,541	5,682
Series K726 Class A1, 2.596% 8/25/23		2,230	2,267
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1.3494% 2/25/20(c)		15,114	15,154
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $71,794)			71,957

Foreign Government and Government Agency Obligations - 19.6%
Arab Republic 5.875% 6/11/25 (b)		1,175	1,149
Arab Republic of Egypt:
5.875% 6/11/25		2,325	2,273
6.125% 1/31/22 (b)		6,460	6,599
7.5% 1/31/27 (b)		1,270	1,349
8.5% 1/31/47 (b)		5,700	6,144
Argentine Republic:
5.625% 1/26/22		5,550	5,683
6.875% 4/22/21		25,395	27,173
7.125% 6/28/2117 (b)		2,830	2,568
22.8075% 10/9/17 (c)	ARS	36,715	2,203
Australian Commonwealth:
1.75% 11/21/20	AUD	50,350	38,368
3% 3/21/47	AUD	7,150	5,000
4.25% 4/21/26	AUD	21,150	18,399
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government:
7% 8/4/22 (b)		1,820	1,565
7.25% 12/15/21 (b)		200	174
Belarus Republic:
6.875% 2/28/23 (b)		3,560	3,635
7.625% 6/29/27 (b)		1,990	2,031
8.95% 1/26/18		13,910	14,266
Brazilian Federative Republic:
5.625% 1/7/41		4,865	4,683
7.125% 1/20/37		9,770	11,162
8.25% 1/20/34		13,240	16,550
10% 1/1/21	BRL	9,400	2,841
Buenos Aires Province:
6.5% 2/15/23 (b)		3,260	3,328
9.95% 6/9/21 (b)		5,305	6,056
10.875% 1/26/21 (b)		2,300	2,623
10.875% 1/26/21 (Reg. S)		13,740	15,670
Buoni del Tesoro Poliennali:
1.35% 4/15/22	EUR	13,750	16,062
2.05% 8/1/27	EUR	24,500	27,627
2.2% 6/1/27	EUR	34,350	39,448
2.7% 3/1/47 (b)	EUR	7,600	7,742
3.45% 3/1/48 (b)	EUR	11,000	12,787
4.5% 3/1/24	EUR	16,225	22,074
Canadian Government:
0.5% 2/1/19	CAD	66,750	51,006
1% 6/1/27	CAD	21,000	15,072
3.5% 12/1/45	CAD	13,750	13,596
Central Bank of Nigeria warrants 11/15/20 (l)		5,500	305
City of Buenos Aires 8.95% 2/19/21 (b)		2,620	2,915
Colombian Republic:
7.375% 9/18/37		2,025	2,604
10.375% 1/28/33		3,905	6,004
Costa Rican Republic 7% 4/4/44 (b)		2,370	2,465
Croatia Republic:
5.5% 4/4/23 (b)		1,265	1,383
6% 1/26/24 (b)		1,100	1,232
6.375% 3/24/21 (b)		1,020	1,132
Danish Kingdom 1.75% 11/15/25	DKK	79,400	13,573
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		715	714
6.25% 10/4/20 (b)		1,385	1,461
6.25% 7/27/21 (b)		1,140	1,207
Dominican Republic:
2.25% 8/30/24 (c)		11,048	10,698
5.95% 1/25/27 (b)		3,150	3,292
6.85% 1/27/45 (b)		1,565	1,667
6.875% 1/29/26 (b)		2,245	2,506
7.45% 4/30/44 (b)		3,105	3,540
7.5% 5/6/21 (b)		540	597
Ecuador Republic:
9.65% 12/13/26 (b)		1,100	1,099
10.5% 3/24/20 (b)		850	893
El Salvador Republic:
7.625% 2/1/41 (b)		5	5
8.625% 2/28/29 (b)		1,155	1,201
French Government:
OAT 3.25% 5/25/45	EUR	4,300	6,522
0% 2/25/20	EUR	78,250	90,271
1% 5/25/27	EUR	8,500	9,873
German Federal Republic:
0% 3/15/19	EUR	17,400	20,074
0% 10/8/21	EUR	134,800	155,920
0.25% 2/15/27	EUR	14,850	16,604
1% 8/15/25(Reg. S)	EUR	20,300	24,619
2.5% 8/15/46	EUR	9,950	14,821
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,382
Indonesian Republic:
6.625% 2/17/37 (b)		960	1,189
7.75% 1/17/38 (b)		4,445	6,133
8.375% 3/15/24	IDR	74,456,000	6,065
8.5% 10/12/35 (Reg. S)		4,860	6,996
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,425	12,027
2% 2/18/45 (Reg.S)	EUR	5,878	6,812
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,105	5,384
8.25% 4/15/24 (b)		1,050	1,191
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	34,418
5.5% 12/4/23		7,426	8,826
Ivory Coast 6.125% 6/15/33 (b)		1,255	1,205
Japan Government:
0.1% 12/20/20	JPY	6,795,550	60,792
0.1% 6/20/26	JPY	6,050,000	54,010
0.4% 3/20/56	JPY	2,130,000	15,353
0.9% 6/20/22	JPY	5,399,800	50,288
1.9% 9/20/30	JPY	3,781,400	40,890
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,604
3% 6/30/25		7,702	8,055
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,243
Lebanese Republic:
4% 12/31/17		2,882	2,870
5% 10/12/17		4,120	4,120
5.15% 6/12/18		5,285	5,304
5.15% 11/12/18		2,160	2,171
5.45% 11/28/19		1,180	1,183
6% 5/20/19		3,240	3,279
Mongolian People's Republic 8.75% 3/9/24 (b)		3,740	4,094
New Zealand Government 6% 5/15/21	NZD	7,000	5,808
Panamanian Republic 9.375% 4/1/29		650	959
Peruvian Republic:
4% 3/7/27 (m)		4,905	4,809
6.35% 8/12/28 (b)	PEN	12,795	4,188
8.2% 8/12/26 (Reg. S)	PEN	21,155	7,802
Province of Santa Fe 7% 3/23/23 (b)		5,800	6,046
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,200	7,566
7.45% 9/1/24 (b)		4,025	4,179
12.375% 8/17/17 (b)		2,822	2,841
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,396	2,467
Republic of Armenia:
6% 9/30/20 (b)		4,226	4,428
7.15% 3/26/25 (b)		2,570	2,810
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,700	8,605
Republic of Kenya 6.875% 6/24/24 (b)		1,600	1,636
Republic of Nigeria 6.75% 1/28/21 (b)		535	567
Republic of Senegal 6.25% 5/23/33 (b)		1,655	1,679
Republic of Serbia:
4.875% 2/25/20 (b)		650	677
6.75% 11/1/24 (b)		3,323	3,389
7.25% 9/28/21 (b)		1,725	1,993
Republic of Singapore 3.25% 9/1/20	SGD	31,100	23,900
Russian Federation:
5.25% 6/23/47 (b)		3,400	3,424
5.625% 4/4/42 (b)		2,200	2,382
5.875% 9/16/43 (b)		1,525	1,708
12.75% 6/24/28 (Reg. S)		11,485	20,057
Rwanda Rep 6.625% 5/2/23 (b)		1,985	2,042
Spanish Kingdom:
1.45% 10/31/27	EUR	10,000	11,232
2.75% 10/31/24 (Reg. S)	EUR	6,425	8,237
2.9% 10/31/46(Reg. S) (b)	EUR	9,650	11,136
Sultanate of Oman 6.5% 3/8/47 (b)		1,580	1,612
Sweden Kingdom 3.5% 6/1/22	SEK	149,950	20,855
Switzerland Confederation 3% 1/8/18	CHF	24,550	26,105
Turkish Republic:
5.125% 3/25/22		3,145	3,264
5.625% 3/30/21		3,290	3,487
6% 3/25/27		2,075	2,209
6.25% 9/26/22		6,440	6,997
6.75% 5/30/40		1,095	1,220
6.875% 3/17/36		3,025	3,401
7% 6/5/20		2,605	2,848
7.25% 3/5/38		2,270	2,660
7.375% 2/5/25		3,415	3,955
8% 2/14/34		1,805	2,237
9.4% 7/8/20	TRY	10,945	3,027
11.875% 1/15/30		3,035	4,818
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,935	1,995
Ukraine Government:
1.471% 9/29/21		3,100	3,038
7.75% 9/1/21 (b)		11,847	12,032
7.75% 9/1/22 (b)		14,942	15,017
7.75% 9/1/23 (b)		1,527	1,512
United Kingdom, Great Britain and Northern Ireland:
0.5% 7/22/22	GBP	20,000	25,842
1.25% 7/22/27	GBP	35,000	45,229
1.75% 7/22/19 (Reg.S)	GBP	26,300	35,237
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	15,200	24,989
United Mexican States 6.5% 6/10/21	MXN	96,305	5,286
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,095	2,849
9.875% 6/20/22 (b)	UYU	39,500	1,417
Venezuelan Republic:
oil recovery warrants 4/15/20 (l)(n)		84	335
9.25% 9/15/27		8,800	4,356
11.95% 8/5/31 (Reg. S)		4,280	2,161
12.75% 8/23/22		1,800	968
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		465	411
4% 3/12/28 (m)		12,082	12,052
4.8% 11/19/24 (b)		525	552
6.75% 1/29/20 (b)		1,580	1,723
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,576,907)			1,620,250

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $1,648)	INR	106,600	1,673
		Shares	Value (000s)

Common Stocks - 4.8%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.4%
Adient PLC		64,500	4,217
Chassix Holdings, Inc. (n)		257,525	8,455
Chassix Holdings, Inc. warrants 7/29/20 (n)		14,128	121
Delphi Automotive PLC		55,500	4,865
Exide Technologies (n)		3,298	0
Exide Technologies (n)		10,993	0
Lear Corp.		41,500	5,896
Tenneco, Inc.		104,400	6,037
			29,591
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		27,059	51
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. unit		604,400	11,701
Melco Crown Entertainment Ltd. sponsored ADR		185,500	4,164
MGM Mirage, Inc.		106,400	3,329
Red Rock Resorts, Inc.		828,978	19,522
			38,716
Household Durables - 0.2%
CalAtlantic Group, Inc.		142,640	5,042
Newell Brands, Inc.		64,563	3,462
Taylor Morrison Home Corp. (n)		271,600	6,521
			15,025
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		30,500	4,543
Media - 0.4%
Cinemark Holdings, Inc.		141,800	5,509
DISH Network Corp. Class A (n)		49,200	3,088
Liberty Global PLC Class A (n)		279,100	8,965
Naspers Ltd. Class N		65,500	12,899
Sinclair Broadcast Group, Inc. Class A		222,400	7,317
			37,778

TOTAL CONSUMER DISCRETIONARY			125,704

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (n)(o)		1,267,569	0
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		188,460	57

TOTAL CONSUMER STAPLES			57

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (n)		64,781	1,101
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (n)		44,190	968
Class B		9,464	207
Crestwood Equity Partners LP		55,000	1,293
Goodrich Petroleum Corp.		42,342	517
Pacific Exploration and Production Corp.		151,579	4,003
			6,988

TOTAL ENERGY			8,089

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		3,519,861	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (n)		182,500	4,488

TOTAL FINANCIALS			4,488

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.1%
Envision Healthcare Corp. (n)		96,300	6,035
HCA Holdings, Inc. (n)		73,200	6,383
Rotech Healthcare, Inc. (n)		60,966	68
			12,486
Pharmaceuticals - 0.2%
Allergan PLC		52,300	12,714

TOTAL HEALTH CARE			25,200

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (n)		725,700	9,726
Delta Air Lines, Inc.		68,600	3,687
			13,413
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		8,614,133	517
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		101,237	0
			0
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		109,700	4,098
HD Supply Holdings, Inc. (n)		250,000	7,658
Penhall Acquisition Co.:
Class A (n)		5,465	438
Class B (n)		1,821	146
United Rentals, Inc. (n)		89,228	10,057
			22,397
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		190,128	1,308

TOTAL INDUSTRIALS			37,635

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (n)		103,200	3,925
Electronic Equipment & Components - 0.1%
CDW Corp.		74,200	4,640
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (n)		128,900	18,162
Alphabet, Inc. Class A (n)		16,900	15,712
Facebook, Inc. Class A (n)		111,100	16,774
			50,648
IT Services - 0.4%
First Data Corp. Class A (n)		324,200	5,900
Global Payments, Inc.		54,400	4,913
MasterCard, Inc. Class A		57,200	6,947
PayPal Holdings, Inc. (n)		123,700	6,639
Visa, Inc. Class A		53,000	4,970
			29,369
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		51,300	11,955
Cypress Semiconductor Corp.		4,314	59
MagnaChip Semiconductor Corp. (n)(p)		44,695	438
Microsemi Corp. (n)		141,600	6,627
ON Semiconductor Corp. (n)		262,800	3,690
Qorvo, Inc. (n)		138,973	8,800
Qualcomm, Inc.		117,400	6,483
Skyworks Solutions, Inc.		128,300	12,310
			50,362
Software - 0.2%
Adobe Systems, Inc. (n)		44,400	6,280
Electronic Arts, Inc. (n)		60,900	6,438
Nuance Communications, Inc. (n)		262,600	4,572
			17,290

TOTAL INFORMATION TECHNOLOGY			156,234

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		36,200	3,055
Containers & Packaging - 0.1%
Berry Global Group, Inc. (n)		96,600	5,507
Metals & Mining - 0.0%
Aleris Corp. (n)		34,504	200
Freeport-McMoRan, Inc. (n)		305,300	3,667
Mirabela Nickel Ltd. (n)		2,233,475	0
			3,867

TOTAL MATERIALS			12,429

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Altice U.S.A., Inc. Class A		138,000	4,457
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (n)		250,100	15,161

TOTAL TELECOMMUNICATION SERVICES			19,618

UTILITIES - 0.1%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	306
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (n)		249,400	3,374
The AES Corp.		424,900	4,721
			8,095

TOTAL UTILITIES			8,401

TOTAL COMMON STOCKS
(Cost $342,934)			397,855

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		75,817	705
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,700	6,661

TOTAL CONVERTIBLE PREFERRED STOCKS			7,366

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		84,501,400	845
TOTAL PREFERRED STOCKS
(Cost $11,253)			8,211
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		2,875	2,875
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (c)		4,240	4,258

TOTAL CONSUMER DISCRETIONARY			7,133

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)		617	617
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (c)		7,355	4,678
			5,295
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,645	2,645
California Resources Corp. Tranche 1LN, term loan 11.5339% 12/31/21 (c)		13,820	14,580
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)		4,680	4,944
			22,169

TOTAL ENERGY			27,464

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5759% 7/20/20 (c)		2,835	2,861
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (c)		2,650	2,617
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (c)		7,388	7,397
			10,014
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.4375% 2/1/25 (c)		105	103
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (c)		360	366
Tranche B 1LN, term loan 4.7364% 6/13/24 (c)		1,675	1,674
Kronos, Inc. term loan 9.4196% 11/1/24 (c)		6,375	6,611
Landesk Group, Inc. term loan:
5.48% 1/20/24 (c)		968	961
10.23% 1/20/25 (c)		3,110	3,105
			12,717
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (c)		494	494
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		1,866	641
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (c)		7,264	7,082
			7,723

TOTAL MATERIALS			8,217

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 6/23/18 (q)		10,650	10,677
TOTAL BANK LOAN OBLIGATIONS
(Cost $78,730)			79,186

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 2.1875% 12/14/19 (c)		1,602	1,586
Goldman Sachs 2.1875% 12/14/19 (c)		1,694	1,678
Mizuho 2.1875% 12/14/19 (c)		982	973
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $4,085)			4,237
		Shares	Value (000s)

Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (r)
(Cost $463,644)		4,423,059	456,946
		Principal Amount (000s)	Value (000s)

Preferred Securities - 3.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		7,660	7,762
FINANCIALS - 3.0%
Banks - 2.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		3,865	4,127
Banco Do Brasil SA 9% (b)(c)(f)		4,040	4,103
Bank of America Corp.:
5.125% (c)(f)		9,825	10,053
5.2% (c)(f)		20,930	21,227
6.25% (c)(f)		7,665	8,489
Barclays Bank PLC 7.625% 11/21/22		7,970	9,183
Citigroup, Inc.:
5.8% (c)(f)		7,985	8,384
5.9% (c)(f)		11,900	13,000
5.95% (c)(f)		21,665	23,587
6.25% (c)(f)		5,610	6,355
6.3% (c)(f)		1,975	2,119
JPMorgan Chase & Co.:
5% (c)(f)		11,815	12,376
5.3% (c)(f)		5,770	6,059
6% (c)(f)		24,020	26,464
6.125% (c)(f)		5,415	5,911
6.75% (c)(f)		2,975	3,464
Royal Bank of Scotland Group PLC 8.625% (c)(f)		12,455	13,580
Wells Fargo & Co.:
5.875% (c)(f)		17,295	19,103
5.9% (c)(f)		22,080	23,705
			221,289
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (c)(f)		10,395	11,002
5.7% (c)(f)		12,429	13,036
			24,038
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		2,680	2,736
8.625% (Reg. S) (f)		320	327
			3,063

TOTAL FINANCIALS			248,390

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		15,710	7,173
7.5% (Reg. S) (f)		250	114
			7,287
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		5,175	3,195
TOTAL PREFERRED SECURITIES
(Cost $258,821)			266,634
		Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.10% (s)		426,620,600	426,706
Fidelity Securities Lending Cash Central Fund 1.09% (s)(t)		445,943	446
TOTAL MONEY MARKET FUNDS
(Cost $427,121)			427,152
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $8,063,488)			8,283,183
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(35,570)
NET ASSETS - 100%			$8,247,613

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
142 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	17,825	$(42)
223 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	48,192	(74)
177 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	29,360	445
TOTAL FUTURES CONTRACTS			$329

The face value of futures purchased as a percentage of Net Assets is 1.2%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Sep. 2019	USD 25,000	1.75%	3-month LIBOR	$(28)	$0	$(28)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

UYU – Uruguay peso

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,826,595,000 or 22.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,167,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $208,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,721,000 or 0.0% of net assets.

 (p) Security or a portion of the security is on loan at period end.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Ovation Acquisition I LLC	12/23/15	$13
Tricer Holdco SCA	12/19/16	$4,663
Tricer Holdco SCA	12/19/16	$3,012
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,218
Fidelity Floating Rate Central Fund	12,494
Fidelity Securities Lending Cash Central Fund	2
Total	$13,714

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$534,824	$900	$77,994	$456,946	30.5%
Total	$534,824	$900	$77,994	$456,946

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$125,704	$104,178	$12,950	$8,576
Consumer Staples	762	--	--	762
Energy	8,089	8,089	--	--
Financials	4,488	4,488	--	--
Health Care	31,861	25,132	6,661	68
Industrials	38,480	35,226	--	3,254
Information Technology	156,234	156,234	--	--
Materials	12,429	12,229	--	200
Telecommunication Services	19,618	19,618	--	--
Utilities	8,401	8,401	--	--
Corporate Bonds	3,077,849	--	3,071,877	5,972
U.S. Government and Government Agency Obligations	1,483,376	--	1,483,376	--
U.S. Government Agency - Mortgage Securities	80,668	--	80,668	--
Asset-Backed Securities	42,909	--	42,909	--
Collateralized Mortgage Obligations	264,280	--	264,280	--
Commercial Mortgage Securities	71,957	--	71,957	--
Foreign Government and Government Agency Obligations	1,620,250	--	1,602,643	17,607
Supranational Obligations	1,673	--	1,673	--
Bank Loan Obligations	79,186	--	75,694	3,492
Sovereign Loan Participations	4,237	--	--	4,237
Fixed-Income Funds	456,946	456,946	--	--
Preferred Securities	266,634	--	266,634	--
Money Market Funds	427,152	427,152	--	--
Total Investments in Securities:	$8,283,183	$1,257,693	$6,981,322	$44,168
Derivative Instruments:
Assets
Futures Contracts	$445	$445	$--	$--
Total Assets	$445	$445	$--	$--
Liabilities
Futures Contracts	$(116)	$(116)	$--	$--
Swaps	(28)	--	(28)	--
Total Liabilities	$(144)	$(116)	$(28)	$--
Total Derivative Instruments:	$301	$329	$(28)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$445	$(116)
Swaps(b)	0	(28)
Total Value of Derivatives	$445	$(144)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.2%
Luxembourg	3.1%
Germany	3.0%
United Kingdom	2.8%
Japan	2.7%
France	2.7%
Canada	2.5%
Netherlands	2.0%
Argentina	1.9%
Italy	1.6%
Mexico	1.1%
Others (Individually Less Than 1%)	12.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $437) — See accompanying schedule: Unaffiliated issuers (cost $7,172,723)	$7,399,085
Fidelity Central Funds (cost $890,765)	884,098
Total Investments (cost $8,063,488)		$8,283,183
Receivable for investments sold		114,272
Receivable for fund shares sold		5,924
Dividends receivable		108
Interest receivable		71,674
Distributions receivable from Fidelity Central Funds		2,198
Other receivables		552
Total assets		8,477,911
Liabilities
Payable to custodian bank	$13,084
Payable for investments purchased
Regular delivery	164,338
Delayed delivery	41,569
Payable for fund shares redeemed	3,719
Distributions payable	2,178
Accrued management fee	3,830
Payable for daily variation margin for derivative instruments	195
Other affiliated payables	823
Other payables and accrued expenses	116
Collateral on securities loaned	446
Total liabilities		230,298
Net Assets		$8,247,613
Net Assets consist of:
Paid in capital		$7,956,211
Undistributed net investment income		35,588
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		35,683
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		220,131
Net Assets, for 750,720 shares outstanding		$8,247,613
Net Asset Value, offering price and redemption price per share ($8,247,613 ÷ 750,720 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$10,107
Interest (including $24 from security lending)		144,148
Income from Fidelity Central Funds		13,714
Total income		167,969
Expenses
Management fee	$21,840
Transfer agent fees	4,063
Accounting and security lending fees	742
Custodian fees and expenses	118
Independent trustees' fees and expenses	14
Registration fees	125
Audit	59
Legal	(38)
Miscellaneous	35
Total expenses before reductions	26,958
Expense reductions	(38)	26,920
Net investment income (loss)		141,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,432
Fidelity Central Funds	11,478
Foreign currency transactions	(57)
Futures contracts	1,059
Swaps	(65)
Total net realized gain (loss)		59,847
Change in net unrealized appreciation (depreciation) on: Investment securities	158,858
Assets and liabilities in foreign currencies	473
Futures contracts	716
Swaps	89
Total change in net unrealized appreciation (depreciation)		160,136
Net gain (loss)		219,983
Net increase (decrease) in net assets resulting from operations		$361,032

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,049	$290,957
Net realized gain (loss)	59,847	(310)
Change in net unrealized appreciation (depreciation)	160,136	324,767
Net increase (decrease) in net assets resulting from operations	361,032	615,414
Distributions to shareholders from net investment income	(125,763)	(260,060)
Share transactions
Proceeds from sales of shares	1,082,314	1,025,756
Reinvestment of distributions	111,800	231,625
Cost of shares redeemed	(653,659)	(1,488,030)
Net increase (decrease) in net assets resulting from share transactions	540,455	(230,649)
Total increase (decrease) in net assets	775,724	124,705
Net Assets
Beginning of period	7,471,889	7,347,184
End of period	$8,247,613	$7,471,889
Other Information
Undistributed net investment income end of period	$35,588	$20,302
Shares
Sold	99,546	97,091
Issued in reinvestment of distributions	10,265	21,963
Redeemed	(60,236)	(142,010)
Net increase (decrease)	49,575	(22,956)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.15	$10.69	$10.85	$11.37	$10.81
Income from Investment Operations
Net investment income (loss)A	.196	.413	.408	.407	.431	.464
Net realized and unrealized gain (loss)	.309	.466	(.572)	.003B	(.391)	.693
Total from investment operations	.505	.879	(.164)	.410	.040	1.157
Distributions from net investment income	(.175)	(.369)	(.316)	(.405)	(.416)	(.430)
Distributions from net realized gain	–	–	–	(.165)	(.144)	(.167)
Tax return of capital	–	–	(.060)	–	–	–
Total distributions	(.175)	(.369)	(.376)	(.570)	(.560)	(.597)
Net asset value, end of period	$10.99	$10.66	$10.15	$10.69	$10.85	$11.37
Total ReturnC,D	4.76%	8.76%	(1.62)%	3.78%	.38%	10.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.71%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.69%G	.70%	.71%	.69%	.69%	.70%
Expenses net of all reductions	.69%G	.70%	.71%	.69%	.69%	.70%
Net investment income (loss)	3.64%G	3.92%	3.85%	3.68%	3.87%	4.15%
Supplemental Data
Net assets, end of period (in millions)	$8,248	$7,472	$7,347	$8,390	$8,411	$10,505
Portfolio turnover rateH	126%G	79%	88%	118%	135%	127%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$422,290
Gross unrealized depreciation	(172,296)
Net unrealized appreciation (depreciation) on securities	$249,994
Tax cost	$8,033,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(14,466)

At period end, the Fund was required to defer approximately $264 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Futures Contracts	$1,059	$716
Swaps	(65)	89
Totals	$994	$805

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,253,276 and $3,237,378, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $351. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $24. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $2 (including an amount of less than five hundred dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $22.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

12. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. A decision is pending in a trial intended to help determine the value of any remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $20,255 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.69%	$1,000.00	$1,047.60	$3.50
Hypothetical-C		$1,000.00	$1,021.37	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FSN-SANN-0817
1.705710.119

Fidelity Advisor® Multi-Asset Income Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.8	15.1
General Electric Co.	4.2	4.4
Twitter, Inc.	3.0	3.1
Brazilian Federative Republic	2.2	0.0
Scorpio Tankers, Inc.	2.1	0.9
	24.3

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.1	12.2
Consumer Staples	10.7	12.0
Information Technology	9.0	10.3
Consumer Discretionary	8.9	13.8
Health Care	8.4	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	12.8%
AAA,AA,A	3.8%
BBB	3.8%
BB	11.6%
B	15.8%
CCC,CC,C	4.7%
Not Rated	1.8%
Equities	28.5%
Short-Term Investments and Net Other Assets	17.2%

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	15.1%
AAA,AA,A	4.9%
BBB	4.2%
BB	14.4%
B	15.7%
CCC,CC,C	5.9%
Not Rated	0.9%
Equities	36.6%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Preferred Securities	4.0%
Corporate Bonds	30.0%
U.S. Government and U.S. Government Agency Obligations	12.8%
Foreign Government & Government Agency Obligations	2.2%
Bank Loan Obligations	5.3%
Stocks	28.5%
Short-Term Investments and Net Other Assets (Liabilities)	17.2%

 * Foreign investments - 13.8%

As of December 31, 2016*
Preferred Securities	6.6%
Corporate Bonds	31.3%
U.S. Government and U.S. Government Agency Obligations	15.1%
Bank Loan Obligations	8.1%
Stocks	36.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 8.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017

Showing Percentage of Net Assets

Corporate Bonds - 30.0%
	Principal Amount	Value
Convertible Bonds - 6.2%
CONSUMER DISCRETIONARY - 2.2%
Media - 2.2%
DISH Network Corp. 2.375% 3/15/24 (a)	$680,000	$714,425
Liberty SiriusXM 1.375% 10/15/23	298,000	352,802
		1,067,227
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	590,000	527,313
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.9%
Twitter, Inc. 1% 9/15/21	1,006,000	920,490
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	510,000	522,750

TOTAL CONVERTIBLE BONDS		3,037,780

Nonconvertible Bonds - 23.8%
CONSUMER DISCRETIONARY - 1.5%
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	14,509
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	685,000	700,413
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,402
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,977
		726,301
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	31,934
Food & Staples Retailing - 2.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	245,000	243,163
Albertsons, Inc. 7.45% 8/1/29	635,000	615,950
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	235,000	247,338
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	325,000	266,906
		1,373,357
Food Products - 0.5%
CF Industries Holdings, Inc. 5.15% 3/15/34	275,000	254,375
Tobacco - 0.7%
Vector Group Ltd. 6.125% 2/1/25 (a)	340,000	353,175
TOTAL CONSUMER STAPLES		2,012,841
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,105
5.625% 1/23/46	260,000	230,490
6.75% 9/21/47	14,000	14,138
Southwestern Energy Co. 4.1% 3/15/22	420,000	391,388
The Williams Companies, Inc. 5.75% 6/24/44	20,000	20,650
		666,771
FINANCIALS - 6.2%
Banks - 3.4%
Corestates Capital II 1.8084% 1/15/27 (a)(b)	205,000	193,213
PNC Capital Trust C 1.7718% 6/1/28 (b)	530,000	496,875
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	33,097
SunTrust Capital III 1.8956% 3/15/28 (b)	372,000	341,310
Wachovia Capital Trust II 1.6584% 1/15/27 (b)	665,000	618,450
		1,682,945
Capital Markets - 0.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	280,000	249,200
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	33,377
Lazard Group LLC 4.25% 11/14/20	10,000	10,549
Morgan Stanley 5% 11/24/25	30,000	32,627
		325,753
Diversified Financial Services - 1.4%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	330,000	348,563
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	370,000	352,425
		700,988
Thrifts & Mortgage Finance - 0.7%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	310,000	336,865
TOTAL FINANCIALS		3,046,551
HEALTH CARE - 3.5%
Health Care Providers & Services - 2.1%
Community Health Systems, Inc. 6.875% 2/1/22	440,000	384,450
HCA Holdings, Inc.:
5.25% 6/15/26	325,000	350,513
6.5% 2/15/20	10,000	10,913
Tenet Healthcare Corp. 4.625% 7/15/24 (a)	133,000	133,166
THC Escrow Corp. III 4.625% 7/15/24 (a)	167,000	167,451
		1,046,493
Pharmaceuticals - 1.4%
Valeant Pharmaceuticals International, Inc. 5.375% 3/15/20 (a)	690,000	666,713
TOTAL HEALTH CARE		1,713,206
INDUSTRIALS - 1.5%
Commercial Services & Supplies - 1.5%
APX Group, Inc.:
6.375% 12/1/19	381,000	391,478
8.75% 12/1/20	340,000	351,050
		742,528
INFORMATION TECHNOLOGY - 1.8%
Semiconductors & Semiconductor Equipment - 1.2%
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	555,000	596,625
Software - 0.6%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	255,000	286,556
TOTAL INFORMATION TECHNOLOGY		883,181
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	31,041
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,997
		48,038
Real Estate Management & Development - 0.0%
Liberty Property LP 4.75% 10/1/20	20,000	21,174
TOTAL REAL ESTATE		69,212
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.2%
Sprint Capital Corp. 8.75% 3/15/32	475,000	598,500
Wireless Telecommunication Services - 1.1%
Neptune Finco Corp. 10.125% 1/15/23 (a)	415,000	481,400
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	27,446
		508,846
TOTAL TELECOMMUNICATION SERVICES		1,107,346
UTILITIES - 1.4%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	39,462
Independent Power and Renewable Electricity Producers - 1.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,100
Dynegy, Inc.:
7.625% 11/1/24	610,000	591,700
8% 1/15/25 (a)	5,000	4,850
		628,650
TOTAL UTILITIES		668,112

TOTAL NONCONVERTIBLE BONDS		11,636,049

TOTAL CORPORATE BONDS
(Cost $14,324,191)		14,673,829

U.S. Government and Government Agency Obligations - 12.8%
U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	228,448	214,625
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$30,934	$30,710
0.375% 1/15/27	369,479	362,995
0.625% 1/15/26	576,290	580,139

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,188,469

U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds:
2.25% 8/15/46	523,000	461,302
2.5% 2/15/46	815,000	759,892
2.5% 5/15/46	487,000	453,880
2.875% 11/15/46	468,000	471,382
3% 5/15/45	227,000	234,271
3% 11/15/45	447,000	461,161
3% 2/15/47	563,000	581,781
U.S. Treasury Notes:
0.875% 11/30/17	370,000	369,614
1.125% 1/15/19	45,000	44,838
1.125% 8/31/21	100,000	97,359
1.75% 12/31/20	254,000	254,704
1.75% 5/31/22	300,000	298,207
2% 12/31/21	249,000	250,790
2.375% 5/15/27	323,000	325,082

TOTAL U.S. TREASURY OBLIGATIONS		5,064,263

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,138,518)		6,252,732

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,946)	15,000	14,042

Foreign Government and Government Agency Obligations - 2.2%
Brazilian Federative Republic:	$	$
7.125% 1/20/37	435,000	496,988
8.25% 1/20/34	485,000	606,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,068,643)		1,103,238
	Shares	Value

Common Stocks - 27.1%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.3%
General Motors Co.	4,391	153,378
Media - 1.9%
Comcast Corp. Class A	12,100	470,932
Nexstar Broadcasting Group, Inc. Class A	4,450	266,110
Viacom, Inc. Class B (non-vtg.)	5,300	177,921
		914,963
Multiline Retail - 0.1%
Target Corp.	864	45,179

TOTAL CONSUMER DISCRETIONARY		1,113,520

CONSUMER STAPLES - 5.6%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR	2,100	231,756
The Coca-Cola Co.	12,750	571,838
		803,594
Food & Staples Retailing - 0.8%
CVS Health Corp.	739	59,460
Wal-Mart Stores, Inc.	4,100	310,288
		369,748
Food Products - 1.5%
B&G Foods, Inc. Class A (c)	1,479	52,652
Bunge Ltd.	2,900	216,340
Mondelez International, Inc.	11,200	483,728
		752,720
Household Products - 0.7%
Kimberly-Clark Corp.	2,010	259,511
Procter & Gamble Co.	788	68,674
		328,185
Tobacco - 1.0%
Altria Group, Inc.	6,700	498,949

TOTAL CONSUMER STAPLES		2,753,196

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Ensco PLC Class A	8,012	41,342
Oil, Gas & Consumable Fuels - 2.1%
ConocoPhillips Co.	9,783	430,061
Scorpio Tankers, Inc.	120,100	476,797
Suncor Energy, Inc.	2,219	64,835
The Williams Companies, Inc.	2,448	74,125
		1,045,818

TOTAL ENERGY		1,087,160

FINANCIALS - 3.8%
Banks - 2.2%
Bank of America Corp.	10,400	252,304
Citigroup, Inc.	9,750	652,080
Regions Financial Corp.	6,095	89,231
Wells Fargo & Co.	1,352	74,914
		1,068,529
Capital Markets - 0.5%
Ares Capital Corp.	4,230	69,287
State Street Corp.	1,840	165,103
		234,390
Insurance - 1.1%
Chubb Ltd.	3,796	551,862

TOTAL FINANCIALS		1,854,781

HEALTH CARE - 4.0%
Biotechnology - 1.3%
Amgen, Inc.	2,825	486,550
Gilead Sciences, Inc.	2,200	155,716
		642,266
Health Care Providers & Services - 0.2%
McKesson Corp.	408	67,132
Pharmaceuticals - 2.5%
GlaxoSmithKline PLC	3,188	67,864
GlaxoSmithKline PLC sponsored ADR	10,100	435,512
Johnson & Johnson	5,237	692,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,377	45,744
		1,241,923

TOTAL HEALTH CARE		1,951,321

INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	561	62,041
Industrial Conglomerates - 0.8%
General Electric Co.	14,700	397,047

TOTAL INDUSTRIALS		459,088

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.7%
Cisco Systems, Inc.	10,243	320,606
Internet Software & Services - 1.1%
Twitter, Inc. (d)	29,650	529,846
IT Services - 0.3%
First Data Corp. Class A (d)	5,457	99,317
Paychex, Inc.	1,188	67,645
		166,962
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	8,594	474,561
Software - 0.8%
Microsoft Corp.	6,000	413,580
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	4,810	692,736

TOTAL INFORMATION TECHNOLOGY		2,598,291

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Public Storage	221	46,085
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	7,478	333,967
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV Series L sponsored ADR	16,060	255,675

TOTAL TELECOMMUNICATION SERVICES		589,642

UTILITIES - 1.6%
Electric Utilities - 1.6%
Exelon Corp.	15,238	549,635
Southern Co.	5,175	247,779
		797,414
TOTAL COMMON STOCKS
(Cost $12,625,747)		13,250,498

Convertible Preferred Stocks - 1.4%
FINANCIALS - 0.5%
Banks - 0.5%
Bank of America Corp. Series L 7.25%	200	252,875
HEALTH CARE - 0.9%
Pharmaceuticals - 0.9%
Teva Pharmaceutical Industries Ltd. 7%	725	427,678
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $645,694)		680,553
	Principal Amount	Value

Bank Loan Obligations - 5.3%
CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 1.6%
Delta 2 SARL Tranche B, term loan 4.5044% 2/1/24 (b)	785,000	785,165
Internet & Direct Marketing Retail - 0.7%
Bass Pro Shops LLC. Tranche B, term loan 6.2964% 12/16/23 (b)	355,000	344,528
Specialty Retail - 0.6%
PetSmart, Inc. term loan 4.22% 3/11/22 (b)	300,000	278,667

TOTAL CONSUMER DISCRETIONARY		1,408,360

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	490,000	474,227
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.83% 4/1/22 (b)	5,859	5,936
INDUSTRIALS - 1.4%
Commercial Services & Supplies - 1.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7261% 4/7/21 (b)	705,840	705,403
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,607,938)		2,593,926

Preferred Securities - 4.0%
FINANCIALS - 0.6%
Banks - 0.6%
JPMorgan Chase & Co. 7.9% (b)(e)	295,000	310,600
INDUSTRIALS - 3.4%
Industrial Conglomerates - 3.4%
General Electric Co. 5% (b)(e)	1,560,000	1,656,942
TOTAL PREFERRED SECURITIES
(Cost $1,937,182)		1,967,542
	Shares	Value

Money Market Funds - 15.2%
Fidelity Cash Central Fund, 1.10% (f)	7,419,104	7,420,588
Fidelity Securities Lending Cash Central Fund 1.09% (f)(g)	29,194	29,197
TOTAL MONEY MARKET FUNDS
(Cost $7,449,785)		7,449,785
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $46,811,644)		47,986,145
NET OTHER ASSETS (LIABILITIES) - 2.0%		978,498
NET ASSETS - 100%		$48,964,643

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,419,956 or 15.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,957
Fidelity Securities Lending Cash Central Fund	400
Total	$24,357

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,113,520	$1,113,520	$--	$--
Consumer Staples	2,753,196	2,753,196	--	--
Energy	1,087,160	1,087,160	--	--
Financials	2,107,656	1,854,781	252,875	--
Health Care	2,378,999	1,883,457	495,542	--
Industrials	459,088	459,088	--	--
Information Technology	2,598,291	2,598,291	--	--
Real Estate	46,085	46,085	--	--
Telecommunication Services	589,642	589,642	--	--
Utilities	797,414	797,414	--	--
Corporate Bonds	14,673,829	--	14,673,829	--
U.S. Government and Government Agency Obligations	6,252,732	--	6,252,732	--
Municipal Securities	14,042	--	14,042	--
Foreign Government and Government Agency Obligations	1,103,238	--	1,103,238	--
Bank Loan Obligations	2,593,926	--	2,593,926	--
Preferred Securities	1,967,542	--	1,967,542	--
Money Market Funds	7,449,785	7,449,785	--	--
Total Investments in Securities:	$47,986,145	$20,632,419	$27,353,726	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
Brazil	2.2%
Marshall Islands	2.1%
Luxembourg	1.6%
Canada	1.5%
Netherlands	1.2%
United Kingdom	1.2%
Switzerland	1.1%
Mexico	1.0%
Israel	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,480) — See accompanying schedule: Unaffiliated issuers (cost $39,361,859)	$40,536,361
Fidelity Central Funds (cost $7,449,785)	7,449,784
Total Investments (cost $46,811,644)		$47,986,145
Cash		72,718
Receivable for investments sold		1,783,209
Receivable for fund shares sold		1,279,914
Dividends receivable		38,829
Interest receivable		255,083
Distributions receivable from Fidelity Central Funds		4,862
Receivable from investment adviser for expense reductions		15,747
Other receivables		762
Total assets		51,437,269
Liabilities
Payable for investments purchased	$1,041,010
Payable for fund shares redeemed	1,302,802
Distributions payable	5,213
Accrued management fee	22,876
Distribution and service plan fees payable	10,353
Other affiliated payables	7,114
Other payables and accrued expenses	54,058
Collateral on securities loaned	29,200
Total liabilities		2,472,626
Net Assets		$48,964,643
Net Assets consist of:
Paid in capital		$48,604,195
Distributions in excess of net investment income		(32,323)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(781,738)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,174,509
Net Assets		$48,964,643
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,611,534 ÷ 945,798 shares)		$10.16
Maximum offering price per share (100/96.00 of $10.16)		$10.58
Class M:
Net Asset Value and redemption price per share ($7,272,230 ÷ 715,625 shares)		$10.16
Maximum offering price per share (100/96.00 of $10.16)		$10.58
Class C:
Net Asset Value and offering price per share ($7,843,127 ÷ 771,915 shares)(a)		$10.16
Class I:
Net Asset Value, offering price and redemption price per share ($24,237,752 ÷ 2,384,690 shares)		$10.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$344,578
Interest		539,962
Income from Fidelity Central Funds		24,357
Total income		908,897
Expenses
Management fee	$134,357
Transfer agent fees	32,367
Distribution and service plan fees	60,575
Accounting and security lending fees	11,869
Custodian fees and expenses	17,071
Independent trustees' fees and expenses	88
Registration fees	21,135
Audit	53,064
Legal	60
Miscellaneous	159
Total expenses before reductions	330,745
Expense reductions	(69,981)	260,764
Net investment income (loss)		648,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(225,146)
Fidelity Central Funds	19
Foreign currency transactions	(49)
Total net realized gain (loss)		(225,176)
Change in net unrealized appreciation (depreciation) on: Investment securities	634,717
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		634,732
Net gain (loss)		409,556
Net increase (decrease) in net assets resulting from operations		$1,057,689

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$648,133	$1,717,437
Net realized gain (loss)	(225,176)	1,520,752
Change in net unrealized appreciation (depreciation)	634,732	535,793
Net increase (decrease) in net assets resulting from operations	1,057,689	3,773,982
Distributions to shareholders from net investment income	(667,175)	(1,698,883)
Distributions to shareholders from net realized gain	(316,549)	(1,472,355)
Total distributions	(983,724)	(3,171,238)
Share transactions - net increase (decrease)	4,942,216	4,402,381
Total increase (decrease) in net assets	5,016,181	5,005,125
Net Assets
Beginning of period	43,948,462	38,943,337
End of period	$48,964,643	$43,948,462
Other Information
Distributions in excess of net investment income end of period	$(32,323)	$(13,281)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.137	.438C	.097
Net realized and unrealized gain (loss)	.094	.584	(.060)
Total from investment operations	.231	1.022	.037
Distributions from net investment income	(.142)	(.439)	(.096)
Distributions from net realized gain	(.069)	(.353)	(.031)
Total distributions	(.211)	(.792)	(.127)
Net asset value, end of period	$10.16	$10.14	$9.91
Total ReturnD,E,F	2.29%	10.55%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.73%	2.10%I
Expenses net of fee waivers, if any	1.10%I	1.10%	1.10%I
Expenses net of all reductions	1.10%I	1.10%	1.10%I
Net investment income (loss)	2.72%I	4.32%C	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,612	$9,524	$6,284
Portfolio turnover rateJ	330%I	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.138	.439C	.097
Net realized and unrealized gain (loss)	.093	.583	(.060)
Total from investment operations	.231	1.022	.037
Distributions from net investment income	(.142)	(.439)	(.096)
Distributions from net realized gain	(.069)	(.353)	(.031)
Total distributions	(.211)	(.792)	(.127)
Net asset value, end of period	$10.16	$10.14	$9.91
Total ReturnD,E,F	2.29%	10.55%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.41%I	1.75%	2.11%I
Expenses net of fee waivers, if any	1.10%I	1.10%	1.10%I
Expenses net of all reductions	1.09%I	1.10%	1.10%I
Net investment income (loss)	2.72%I	4.32%C	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,272	$7,171	$5,578
Portfolio turnover rateJ	330%I	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.100	.363C	.074
Net realized and unrealized gain (loss)	.093	.583	(.059)
Total from investment operations	.193	.946	.015
Distributions from net investment income	(.104)	(.363)	(.074)
Distributions from net realized gain	(.069)	(.353)	(.031)
Total distributions	(.173)	(.716)	(.105)
Net asset value, end of period	$10.16	$10.14	$9.91
Total ReturnD,E,F	1.91%	9.74%	.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.16%I	2.50%	2.86%I
Expenses net of fee waivers, if any	1.85%I	1.85%	1.85%I
Expenses net of all reductions	1.84%I	1.85%	1.85%I
Net investment income (loss)	1.97%I	3.57%C	2.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,843	$7,162	$5,468
Portfolio turnover rateJ	330%I	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.26%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.150	.464C	.104
Net realized and unrealized gain (loss)	.094	.573	(.050)
Total from investment operations	.244	1.037	.054
Distributions from net investment income	(.155)	(.464)	(.103)
Distributions from net realized gain	(.069)	(.353)	(.031)
Total distributions	(.224)	(.817)	(.134)
Net asset value, end of period	$10.16	$10.14	$9.92
Total ReturnD,E	2.41%	10.72%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.47%	1.80%H
Expenses net of fee waivers, if any	.85%H	.85%	.85%H
Expenses net of all reductions	.84%H	.85%	.85%H
Net investment income (loss)	2.97%H	4.57%C	3.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,238	$20,092	$21,614
Portfolio turnover rateI	330%H	239%	71%J

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.26%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, foreign currency transactions, contingent interest, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,560,700
Gross unrealized depreciation	(627,561)
Net unrealized appreciation (depreciation) on securities	$933,139
Tax cost	$47,053,006

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $57,483,029 and $59,776,369, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$13,278	$7,525
Class M	-%	.25%	9,249	4,054
Class C	.75%	.25%	38,048	28,917
			$60,575	$40,496

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,340
Class C(a)	1,186
$2,526

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,685.15
Class M	5,798.16
Class C	5,967.16
Class I	12,917.12
	$32,367

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $839 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $400. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$15,316
Class M	1.10%	11,316
Class C	1.85%	11,896
Class I	.85%	29,462
		$67,990

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,526 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $335.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $130.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$146,817	$342,143
Class M	103,112	282,603
Class C	77,578	222,018
Class I	339,668	852,119
Total	$667,175	$1,698,883
From net realized gain
Class A	$66,072	$318,001
Class M	49,793	240,444
Class C	50,566	239,160
Class I	150,118	674,750
Total	$316,549	$1,472,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	260,623	405,048	$2,662,585	$4,103,110
Reinvestment of distributions	20,315	61,259	207,529	621,892
Shares redeemed	(274,566)	(160,670)	(2,795,097)	(1,653,667)
Net increase (decrease)	6,372	305,637	$75,017	$3,071,335
Class M
Shares sold	30,690	157,221	$313,326	$1,587,060
Reinvestment of distributions	14,583	51,185	148,985	519,475
Shares redeemed	(36,899)	(63,735)	(376,879)	(665,778)
Net increase (decrease)	8,374	144,671	$85,432	$1,440,757
Class C
Shares sold	88,247	159,352	$901,455	$1,623,945
Reinvestment of distributions	12,498	45,136	127,632	457,848
Shares redeemed	(35,320)	(49,652)	(360,022)	(517,034)
Net increase (decrease)	65,425	154,836	$669,065	$1,564,759
Class I
Shares sold	465,150	579,349	$4,742,620	$5,832,730
Reinvestment of distributions	44,313	145,027	452,714	1,470,901
Shares redeemed	(106,239)	(922,795)	(1,082,632)	(8,978,101)
Net increase (decrease)	403,224	(198,419)	$4,112,702	$(1,674,470)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 47% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	1.10%
Actual		$1,000.00	$1,022.90	$5.52
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class M	1.10%
Actual		$1,000.00	$1,022.90	$5.52
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class C	1.85%
Actual		$1,000.00	$1,019.10	$9.26
Hypothetical-C		$1,000.00	$1,015.62	$9.25
Class I	.85%
Actual		$1,000.00	$1,024.10	$4.27
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AMAI-SANN-0817
1.9865889.101

Fidelity Advisor® Global Credit Fund (formerly Fidelity® Global Bond Fund) -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

June 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Global Credit Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Geographic Diversification (% of fund's net assets)

As of June 30, 2017
United States of America	36.5%
Netherlands	10.5%
United Kingdom	10.0%
France	5.5%
Mexico	4.0%
Switzerland	3.8%
Ireland	3.7%
Luxembourg	3.7%
Indonesia	2.4%
Other	19.9%

As of December 31, 2016
United States of America	25.2%
United Kingdom	14.2%
Netherlands	6.9%
Italy	5.8%
Germany	5.6%
Ireland	5.1%
France	5.1%
Japan	4.6%
Luxembourg	4.1%
Other	23.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA	0.3%
A	10.1%
BBB	56.0%
BB and Below	25.0%
Not Rated	6.9%
Short-Term Investments and Net Other Assets*	(0.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	6.6%
AAA	6.7%
AA	5.9%
A	14.1%
BBB	34.3%
BB and Below	22.0%
Not Rated	5.3%
Short-Term Investments and Net Other Assets	5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Corporate Bonds	86.0%
U.S. Government and U.S. Government Agency Obligations	2.2%
Foreign Government and Government Agency Obligations	2.7%
Other Investments	9.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.5)%

 * Futures and Swaps - 0.8%

 ** Foreign Currency Contracts - (49.6)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016*,**
Corporate Bonds	49.2%
U.S. Government and U.S. Government Agency Obligations	6.6%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	0.3%
Foreign Government and Government Agency Obligations	30.6%
Other Investments	5.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Futures and Swaps - 14.4%

 ** Foreign Currency Contracts - (11.9)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments June 30, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.0%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$267,850
Australia - 0.5%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S)	EUR	165,000	193,367
Bailiwick of Jersey - 1.1%
Heathrow Funding Ltd. 6% 3/20/20	GBP	300,000	437,788
Belgium - 0.9%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	295,000	379,347
British Virgin Islands - 2.4%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		550,000	552,303
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	340,000	389,874

TOTAL BRITISH VIRGIN ISLANDS			942,177

Canada - 2.3%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	356,601
4.25% 4/15/27 (b)		162,000	154,342
TELUS Corp. 3.7% 9/15/27		400,000	404,708

TOTAL CANADA			915,651

Cayman Islands - 0.9%
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	300,000	341,564
Cyprus - 1.4%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	500,000	558,236
Denmark - 1.5%
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	170,000	199,395
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	325,000	399,094

TOTAL DENMARK			598,489

France - 3.7%
EDF SA 4.125% (Reg. S) (c)(d)	EUR	200,000	240,994
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	400,000	450,044
LVMH Moet Hennessy - Louis Vuitton SA 0.75% 5/26/24 (Reg. S)	EUR	400,000	456,861
SEB SA 1.5% 5/31/24 (Reg. S)	EUR	300,000	345,283

TOTAL FRANCE			1,493,182

Germany - 1.9%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	200,000	241,519
2.25% 3/24/21 (Reg. S)	EUR	300,000	361,925
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	120,000	138,144

TOTAL GERMANY			741,588

Ireland - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21		150,000	159,148
4.625% 7/1/22		210,000	225,063
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	410,000	498,134
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		200,000	212,884
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	391,183

TOTAL IRELAND			1,486,412

Italy - 1.2%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	150,000	190,810
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		275,000	283,129

TOTAL ITALY			473,939

Luxembourg - 3.7%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	355,000	399,716
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	435,000	488,460
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	495,000	588,205

TOTAL LUXEMBOURG			1,476,381

Mexico - 4.0%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		350,000	382,813
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	100,000	120,680
4.75% 1/11/22 (Reg. S)	EUR	100,000	119,069
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	216,750
Petroleos Mexicanos 3.75% 2/21/24 (Reg. S)	EUR	655,000	774,436

TOTAL MEXICO			1,613,748

Netherlands - 9.2%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	614,683
Compass Group International BV 0.625% 7/3/24 (Reg. S) (e)	EUR	300,000	336,092
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		200,000	213,984
Deutsche Annington Finance BV 5% 10/2/23 (b)		314,000	332,297
Mylan N.V. 2.25% 11/22/24 (Reg. S)	EUR	200,000	236,309
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	116,636
6.125% 1/17/22		236,000	243,434
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	300,000	340,243
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/26		609,000	578,415
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	200,000	228,648
2.7%(Reg. S) (c)(d)	EUR	400,000	453,474

TOTAL NETHERLANDS			3,694,215

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	200,000	68,529
Sweden - 2.0%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	350,000	399,059
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	350,000	394,868

TOTAL SWEDEN			793,927

Switzerland - 3.0%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	620,000	798,123
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	315,000	394,098

TOTAL SWITZERLAND			1,192,221

Turkey - 0.8%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	306,456
United Kingdom - 6.0%
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	128,658
Imperial Tobacco Finance PLC 3.75% 7/21/22 (b)		360,000	374,768
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	145,000	192,557
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	193,256
Tesco PLC 5% 3/24/23	GBP	200,000	287,257
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	140,000	187,823
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	170,000	189,432
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	200,000	293,617
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	370,000	568,919

TOTAL UNITED KINGDOM			2,416,287

United States of America - 34.9%
Abbott Laboratories 3.75% 11/30/26		400,000	408,366
Ally Financial, Inc. 4.125% 2/13/22		570,000	584,250
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	17,076
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		265,000	292,759
AT&T, Inc. 5.45% 3/1/47		360,000	388,065
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (c)	EUR	345,000	397,328
3.95% 4/21/25		215,000	217,866
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	400,774
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	25,852
CBRE Group, Inc. 4.875% 3/1/26		140,000	149,065
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	123,481
Citigroup, Inc. 4.45% 9/29/27		400,000	416,053
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	401,208
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	574,260
DDR Corp. 4.7% 6/1/27		400,000	400,909
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (b)		360,000	379,484
Discover Financial Services 5.2% 4/27/22		150,000	163,265
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		540,000	577,800
Emera U.S. Finance LP 3.55% 6/15/26		400,000	400,966
Exelon Corp. 3.497% 6/1/22 (c)		600,000	615,316
Express Scripts Holding Co. 3.4% 3/1/27		400,000	386,092
General Motors Co. 5.2% 4/1/45		390,000	383,118
Goldman Sachs Group, Inc. 1.25% 5/1/25 (Reg. S)	EUR	355,000	399,310
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	245,000	368,760
Morgan Stanley:
1% 12/2/22	EUR	850,000	976,632
5% 11/24/25		355,000	386,083
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	418,852
Reynolds American, Inc. 7.25% 6/15/37		195,000	266,888
The Mosaic Co. 4.25% 11/15/23		400,000	420,837
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	385,853
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	515,000
Unum Group 4% 3/15/24		555,000	573,281
Voya Financial, Inc. 3.65% 6/15/26		375,000	375,750
Western Gas Partners LP 4% 7/1/22		370,000	379,242
Williams Partners LP 3.35% 8/15/22		380,000	381,997
Willis Group North America, Inc. 3.6% 5/15/24		380,000	383,731

TOTAL UNITED STATES OF AMERICA			13,935,569

TOTAL NONCONVERTIBLE BONDS
(Cost $33,984,791)			34,326,923

U.S. Government and Government Agency Obligations - 2.2%
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bonds:
2.5% 2/15/45		$65,000	$60,757
5% 5/15/37 (g)		310,000	425,814
U.S. Treasury Notes 2.5% 5/15/24 (h)(i)		388,000	397,427
			883,998
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $891,211)			883,998

Foreign Government and Government Agency Obligations - 2.7%
Germany - 0.3%
German Federal Republic 4% 1/4/37	EUR	$75,000	$131,164
Indonesia - 2.4%
Indonesian Republic 2.625% 6/14/23	EUR	805,000	964,742
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,071,050)			1,095,906

Preferred Securities - 9.4%
Austria - 0.6%
Erste Group Bank AG 6.5% (Reg. S) (c)(d)	EUR	200,000	250,073
Denmark - 0.5%
Danske Bank A/S 6.125% (Reg. S) (c)(d)		200,000	212,162
France - 1.7%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	200,000	248,367
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (c)		200,000	217,342
Total SA 2.625% (Reg. S) (c)(d)	EUR	175,000	199,674

TOTAL FRANCE			665,383

Netherlands - 1.3%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)	EUR	225,000	304,108
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	175,000	201,322

TOTAL NETHERLANDS			505,430

Spain - 0.6%
CaixaBank SA 6.75% (Reg. S) (c)(d)	EUR	200,000	241,754
Switzerland - 0.8%
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	250,000	320,077
United Kingdom - 3.9%
Aviva PLC 6.125% (c)(d)	GBP	200,000	304,002
Barclays Bank PLC:
6% (c)(d)	GBP	200,000	266,965
7.625% 11/21/22		278,000	320,343
Barclays PLC 7.25% (Reg. S) (c)(d)	GBP	200,000	275,626
HSBC Holdings PLC 4.75% (Reg. S) (c)(d)	EUR	350,000	398,957

TOTAL UNITED KINGDOM			1,565,893

TOTAL PREFERRED SECURITIES
(Cost $3,492,488)			3,760,772
		Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.10% (j)
(Cost $694,378)		694,239	694,378

Purchased Swaptions - 0.2%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.875%	9/20/17	EUR 1,850,000	$10,493
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.875%	9/20/17	EUR 10,000,000	56,721

TOTAL PUT OPTIONS			67,214

TOTAL PURCHASED SWAPTIONS
(Cost $62,743)			67,214
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $40,196,661)			40,829,191
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(894,732)
NET ASSETS - 100%			$39,934,459

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2017	198,698	$(3,172)
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2017	373,529	(8,943)
1 ICE Long Gilt Contracts (United Kingdom)	Sept. 2017	163,549	(3,124)
TOTAL BOND INDEX CONTRACTS			(15,239)
Treasury Contracts
27 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	5,834,953	(7,678)
15 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	1,767,539	(7,210)
4 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	614,750	3,525
14 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	2,322,250	35,454
5 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2017	541,911	(15,348)
TOTAL TREASURY CONTRACTS			8,743

TOTAL PURCHASED			(6,496)

Sold
Bond Index Contracts
39 Eurex Euro-Bobl Contracts (Germany)	Sept. 2017	5,866,425	51,175
5 Eurex Euro-Bund Contracts (Germany)	Sept. 2017	924,399	13,329
5 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2017	740,378	7,049
TOTAL BOND INDEX CONTRACTS			71,553
Treasury Contracts
18 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	2,259,563	20,962
4 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	539,250	5,867
TOTAL TREASURY CONTRACTS			26,829

TOTAL SOLD			98,382

TOTAL FUTURES CONTRACTS			$91,886

The face value of futures purchased as a percentage of Net Assets is 29.6%

The face value of futures sold as a percentage of Net Assets is 25.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $19,136,438.

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/3/17	AUD	JPMorgan Chase Bank, N.A.	Buy	16,000	$12,273	$24
7/3/17	EUR	JPMorgan Chase Bank, N.A.	Buy	277,000	316,295	80
7/5/17	CAD	Goldman Sachs Bank USA	Buy	10,000	7,705	7
7/5/17	EUR	Goldman Sachs Bank USA	Buy	335,000	381,833	787
8/24/17	AUD	JPMorgan Chase Bank, N.A.	Sell	16,000	12,265	(24)
8/24/17	CAD	BNP Paribas	Sell	22,000	16,312	(668)
8/24/17	CAD	Goldman Sachs Bank USA	Buy	12,000	9,254	8
8/24/17	EUR	Barclays Bank PLC	Buy	40,000	44,750	1,059
8/24/17	EUR	Brown Brothers Harriman & Co.	Sell	382,000	429,230	(8,243)
8/24/17	EUR	Credit Suisse Intl.	Sell	44,000	49,827	(562)
8/24/17	EUR	Goldman Sachs Bank USA	Buy	62,000	69,691	1,313
8/24/17	EUR	Goldman Sachs Bank USA	Buy	226,000	255,889	2,931
8/24/17	EUR	Goldman Sachs Bank USA	Sell	35,000	39,877	(205)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	40,000	44,703	(1,106)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	41,000	45,987	(967)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	317,000	362,244	(790)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Buy	244,000	276,027	3,406
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	95,000	107,006	(1,790)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	269,000	307,979	(85)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	686,000	770,775	(14,845)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	12,887,630	14,554,000	(205,150)
8/24/17	EUR	State Street Bank And Tr Co	Sell	182,000	204,363	(4,067)
8/24/17	GBP	Barclays Bank PLC	Sell	100,000	126,775	(3,678)
8/24/17	GBP	Goldman Sachs Bank USA	Buy	107,000	137,306	2,279
8/24/17	GBP	Goldman Sachs Bank USA	Buy	220,000	285,712	1,284
8/24/17	GBP	Goldman Sachs Bank USA	Sell	30,000	38,877	(259)
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Buy	153,000	196,068	3,525
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Buy	160,000	206,703	2,022
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Sell	49,000	63,287	(635)
8/24/17	GBP	JPMorgan Chase Bank, N.A.	Sell	3,829,577	4,958,000	(37,792)
8/24/17	GBP	State Street Bank And Tr Co	Buy	300,000	380,517	10,842
TOTAL FOREIGN CURRENCY CONTRACTS						$(251,299)

*Contract amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $40,684,330. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,000,000	$(13,786)	$0	$(13,786)
Accor SA		Dec. 2021	Barclays Bank PLC	(1%)	EUR 550,000	(11,568)	2,790	(8,778)
Assicurazioni Generali Spa		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 600,000	22,783	(45,976)	(23,193)
Banca Monte dei Paschi di Siena SpA		Dec. 2017	BNP Paribas	(5%)	EUR 500,000	(10,572)	9,635	(937)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 500,000	(15,048)	(1,340)	(16,388)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas	(1%)	EUR 250,000	(6,565)	219	(6,346)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 550,000	(14,076)	1,269	(12,807)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas	(1%)	EUR 550,000	(3,353)	(14,935)	(18,288)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	EUR 250,000	5,213	(18,850)	(13,637)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	(7,916)	(45,600)	(53,516)
Unilever NV		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 500,000	(17,316)	15,907	(1,409)
TOTAL BUY PROTECTION						(72,204)	(96,881)	(169,085)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,000,000	24,079	0	24,079
Banca Monte dei Paschi di Siena SpA	B3	Dec. 2022	BNP Paribas	5%	EUR 500,000	74,162	(70,515)	3,647
Intesa Sanpaolo Spa	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	EUR 600,000	(38,654)	60,848	22,194
Telecom Italia Spa New	Ba1	Jun. 2022	BNP Paribas	1%	EUR 140,000	(3,242)	8,801	5,559
Telecom Italia Spa New	Ba1	Jun. 2022	BNP Paribas	1%	EUR 110,000	(2,547)	6,938	4,391
TOTAL SELL PROTECTION						53,798	6,072	59,870

TOTAL CREDIT DEFAULT SWAPS						$(18,406)	$(90,809)	$(109,215)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $9,085,945.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,815,151 or 4.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $310,432.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $186,435.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $32,778.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $9,128,978.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,699
Fidelity Mortgage Backed Securities Central Fund	1,719
Total	$11,418

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$163,487	$1,695	$165,246	$--	0.0%
Total	$163,487	$1,695	$165,246	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$34,326,923	$--	$34,326,923	$--
U.S. Government and Government Agency Obligations	883,998	--	883,998	--
Foreign Government and Government Agency Obligations	1,095,906	--	1,095,906	--
Preferred Securities	3,760,772	--	3,760,772	--
Money Market Funds	694,378	694,378	--	--
Purchased Swaptions	67,214	--	67,214	--
Total Investments in Securities:	$40,829,191	$694,378	$40,134,813	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$29,567	$--	$29,567	$--
Futures Contracts	137,361	137,361	--	--
Swaps	126,237	--	126,237	--
Total Assets	$293,165	$137,361	$155,804	$--
Liabilities
Foreign Currency Contracts	$(280,866)	$--	$(280,866)	$--
Futures Contracts	(45,475)	(45,475)	--	--
Swaps	(144,643)	--	(144,643)	--
Total Liabilities	$(470,984)	$(45,475)	$(425,509)	$--
Total Derivative Instruments:	$(177,819)	$91,886	$(269,705)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$67,214	$0
Swaps(b)	126,237	(144,643)
Total Credit Risk	193,451	(144,643)
Foreign Exchange Risk
Foreign Currency Contracts(c)	29,567	(280,866)
Total Foreign Exchange Risk	29,567	(280,866)
Interest Rate Risk
Futures Contracts(d)	137,361	(45,475)
Total Interest Rate Risk	137,361	(45,475)
Total Value of Derivatives	$360,379	$(470,984)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
BNP Paribas	$84,655	$(26,947)	$--	$--	$57,708
Credit Suisse Intl.	56,721	(14,638)	--	--	42,083
JPMorgan Chase Bank, N.A.	31,840	(316,291)	--	284,451	--
State Street Bank And Tr Co	10,842	(4,067)	--	--	6,775
Goldman Sachs Bank USA	8,609	(11,243)	--	--	(2,634)
Citibank, N.A.	5,213	(15,048)	--	--	(9,835)
Barclays Bank PLC	1,059	(15,246)	--	--	(14,187)
Brown Brothers Harriman & Co.	--	(8,243)	--	--	(8,243)
Centrally Cleared OTC Swaps	24,079	(13,786)	--	--	10,293
Exchange Traded Futures	137,361	(45,475)	--	--	91,886
Total	$360,379	$(470,984)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $39,502,283)	$40,134,813
Fidelity Central Funds (cost $694,378)	694,378
Total Investments (cost $40,196,661)		$40,829,191
Cash		6
Foreign currency held at value (cost $91,114)		92,084
Receivable for investments sold		57,970
Unrealized appreciation on foreign currency contracts		29,567
Receivable for swaps		9,668
Receivable for fund shares sold		81,571
Interest receivable		406,433
Distributions receivable from Fidelity Central Funds		1,930
Receivable for daily variation margin for derivative instruments		3,377
Bi-lateral OTC swaps, at value		102,158
Receivable from investment adviser for expense reductions		21,349
Total assets		41,635,304
Liabilities
Payable for investments purchased
Regular delivery	$763,335
Delayed delivery	339,804
Unrealized depreciation on foreign currency contracts	280,866
Payable for swaps	70,760
Payable for fund shares redeemed	3,853
Bi-lateral OTC swaps, at value	130,857
Accrued management fee	18,646
Distribution and service plan fees payable	3,271
Other affiliated payables	7,170
Other payables and accrued expenses	82,283
Total liabilities		1,700,845
Net Assets		$39,934,459
Net Assets consist of:
Paid in capital		$43,223,233
Distributions in excess of net investment income		(499,585)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,149,392)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,203
Net Assets		$39,934,459
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,174,795 ÷ 457,466 shares)		$9.13
Maximum offering price per share (100/96.00 of $9.13)		$9.51
Class M:
Net Asset Value and redemption price per share ($2,059,776 ÷ 225,824 shares)		$9.12
Maximum offering price per share (100/96.00 of $9.12)		$9.50
Class C:
Net Asset Value and offering price per share ($2,361,087 ÷ 259,483 shares)(a)		$9.10
Global Credit:
Net Asset Value, offering price and redemption price per share ($29,934,740 ÷ 3,278,543 shares)		$9.13
Class I:
Net Asset Value, offering price and redemption price per share ($1,404,061 ÷ 153,824 shares)		$9.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017
Investment Income
Dividends		$98,304
Interest		455,432
Income from Fidelity Central Funds		11,418
Income before foreign taxes withheld		565,154
Less foreign taxes withheld		(4,320)
Total income		560,834
Expenses
Management fee	$144,183
Transfer agent fees	34,977
Distribution and service plan fees	25,611
Accounting fees and expenses	13,368
Custodian fees and expenses	8,807
Independent trustees' fees and expenses	102
Registration fees	67,844
Audit	80,614
Legal	49
Miscellaneous	299
Total expenses before reductions	375,854
Expense reductions	(157,265)	218,589
Net investment income (loss)		342,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(616,638)
Fidelity Central Funds	3,053
Foreign currency transactions	(270,071)
Futures contracts	71,332
Swaps	57,733
Total net realized gain (loss)		(754,591)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,820,739
Assets and liabilities in foreign currencies	(251,945)
Futures contracts	167,500
Swaps	(73,659)
Total change in net unrealized appreciation (depreciation)		3,662,635
Net gain (loss)		2,908,044
Net increase (decrease) in net assets resulting from operations		$3,250,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$342,245	$1,108,621
Net realized gain (loss)	(754,591)	(130,820)
Change in net unrealized appreciation (depreciation)	3,662,635	439,149
Net increase (decrease) in net assets resulting from operations	3,250,289	1,416,950
Distributions to shareholders from net investment income	(211,073)	(1,215,883)
Distributions to shareholders from net realized gain	–	(629,668)
Distributions to shareholders from tax return of capital	–	(42,971)
Total distributions	(211,073)	(1,888,522)
Share transactions - net increase (decrease)	(18,143,177)	(3,278,957)
Total increase (decrease) in net assets	(15,103,961)	(3,750,529)
Net Assets
Beginning of period	55,038,420	58,788,949
End of period	$39,934,459	$55,038,420
Other Information
Distributions in excess of net investment income end of period	$(499,585)	$(630,757)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class A

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.052	.156	.205	.199	.172	.088
Net realized and unrealized gain (loss)	.497	.055	(.692)	(.187)	(.553)	.207
Total from investment operations	.549	.211	(.487)	.012	(.381)	.295
Distributions from net investment income	(.029)	(.175)	–	(.006)	–	(.078)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.006)	(.213)	(.186)	(.197)	–
Total distributions	(.029)	(.281)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.13	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	6.39%	2.39%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.68%H	1.52%	1.46%	1.44%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	1.18%H	1.72%	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,175	$4,667	$4,781	$4,770	$3,965	$3,041
Portfolio turnover rateI	199%H	105%	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class M

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.053	.156	.204	.199	.172	.088
Net realized and unrealized gain (loss)	.486	.058	(.691)	(.187)	(.553)	.207
Total from investment operations	.539	.214	(.487)	.012	(.381)	.295
Distributions from net investment income	(.029)	(.178)	–	(.006)	–	(.078)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.006)	(.213)	(.186)	(.197)	–
Total distributions	(.029)	(.284)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.12	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	6.27%	2.42%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.55%	1.48%	1.46%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	.99%H	1.00%	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	1.18%H	1.72%	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,060	$2,874	$3,037	$3,012	$2,943	$2,747
Portfolio turnover rateI	199%H	105%	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class C

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$8.67	$9.37	$9.55	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.019	.088	.137	.126	.099	.042
Net realized and unrealized gain (loss)	.491	.056	(.690)	(.185)	(.558)	.208
Total from investment operations	.510	.144	(.553)	(.059)	(.459)	.250
Distributions from net investment income	(.010)	(.110)	–	(.004)	–	(.033)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.004)	(.147)	(.117)	(.129)	–
Total distributions	(.010)	(.214)	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$9.10	$8.60	$8.67	$9.37	$9.55	$10.14
Total ReturnC,D,E	5.93%	1.64%	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.49%H	2.30%	2.25%	2.22%	2.08%	2.36%H
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%	1.75%	1.75%	1.75%H
Expenses net of all reductions	1.75%H	1.75%	1.75%	1.75%	1.75%	1.75%H
Net investment income (loss)	.43%H	.97%	1.51%	1.30%	1.01%	.69%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,361	$3,514	$3,541	$4,340	$3,579	$2,994
Portfolio turnover rateI	199%H	105%	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.064	.179	.227	.223	.199	.103
Net realized and unrealized gain (loss)	.493	.055	(.691)	(.188)	(.556)	.208
Total from investment operations	.557	.234	(.464)	.035	(.357)	.311
Distributions from net investment income	(.037)	(.197)	–	(.007)	–	(.094)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.007)	(.236)	(.208)	(.221)	–
Total distributions	(.037)	(.304)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.13	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	6.49%	2.65%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.33%G	1.14%	1.09%	1.09%	.99%	1.28%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%	.75%G
Net investment income (loss)	1.43%G	1.97%	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,935	$41,569	$44,497	$46,242	$45,300	$155,463
Portfolio turnover rateH	199%G	105%	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Credit Fund Class I

	Six months ended June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.61	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.064	.179	.226	.223	.196	.104
Net realized and unrealized gain (loss)	.493	.055	(.690)	(.188)	(.553)	.207
Total from investment operations	.557	.234	(.464)	.035	(.357)	.311
Distributions from net investment income	(.037)	(.197)	–	(.007)	–	(.094)
Distributions from net realized gain	–	(.100)	–	–	(.002)	(.077)
Return of capital	–	(.007)	(.236)	(.208)	(.221)	–
Total distributions	(.037)	(.304)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.13	$8.61	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	6.49%	2.65%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.35%G	1.16%	1.14%	1.15%	1.02%	1.36%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.74%G	.75%	.75%	.75%	.75%	.75%G
Net investment income (loss)	1.43%G	1.97%	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,404	$2,415	$2,932	$2,718	$2,646	$2,580
Portfolio turnover rateH	199%G	105%	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Fidelity Global Credit Fund (formerly Fidelity Global Bond Fund) (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Global Credit and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2016, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$970,762
Gross unrealized depreciation	(347,667)
Net unrealized appreciation (depreciation) on securities	$623,095
Tax cost	$40,206,096

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(745,247)
Long-term	(1,404,998)
Total no expiration	(2,150,245)

The Fund intends to elect to defer to its next fiscal year $650,256 of ordinary losses recognized during the period November 1, 2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(179,780)	$28,580
Swaps	57,733	(73,659)
Total Credit Risk	(122,047)	(45,079)
Foreign Exchange Risk
Foreign Currency Contracts	(357,666)	(281,944)
Total Foreign Exchange Risk	(357,666)	(281,944)
Interest Rate Risk
Futures Contracts	71,332	167,500
Total Interest Rate Risk	71,332	167,500
Totals	$(408,381)	$(159,523)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and also to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $40,875,340 and $53,501,263, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,008	$1,949
Class M	-%	.25%	3,524	1,878
Class C	.75%	.25%	16,079	8,280
			$25,611	$12,107

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$629
Class M	129
Class C(a)	162
$920

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,988.21
Class M	3,748.27
Class C	4,216.26
Global Credit	20,683.11
Class I	1,342.12
	$34,977

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $97 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$16,315
Class M	1.00%	10,486
Class C	1.75%	11,815
Global Credit	.75%	111,827
Class I	.75%	6,584
		$157,027

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $165.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$16,510	$92,401
Class M	9,979	55,704
Class C	3,895	47,791
Global Credit	170,607	947,049
Class I	10,082	72,938
Total	$211,073	$1,215,883
From net realized gain
Class A	$–	$53,606
Class M	–	32,813
Class C	–	40,346
Global Credit	–	475,296
Class I	–	27,607
Total	$–	$629,668

From Return of Capital
Class A	$–	$3,354
Class M	–	2,067
Class C	–	1,750
Global Credit	–	33,440
Class I	–	2,360
Total	$–	$42,971

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	95,873	162,753	$850,923	$1,485,797
Reinvestment of distributions	1,855	16,679	16,347	147,005
Shares redeemed	(182,364)	(187,940)	(1,641,874)	(1,709,345)
Net increase (decrease)	(84,636)	(8,508)	$(774,604)	$(76,543)
Class M
Shares sold	42,386	86,401	$377,003	$783,618
Reinvestment of distributions	1,132	10,293	9,979	90,585
Shares redeemed	(151,629)	(112,517)	(1,370,192)	(1,025,062)
Net increase (decrease)	(108,111)	(15,823)	$(983,210)	$(150,859)
Class C
Shares sold	36,984	194,603	$328,151	$1,770,197
Reinvestment of distributions	437	9,965	3,846	87,282
Shares redeemed	(186,620)	(204,153)	(1,670,157)	(1,836,971)
Net increase (decrease)	(149,199)	415	$(1,338,160)	$20,508
Global Credit
Shares sold	846,678	1,841,358	$7,558,370	$16,889,850
Reinvestment of distributions	18,989	161,672	167,301	1,428,727
Shares redeemed	(2,414,669)	(2,299,420)	(21,629,675)	(20,844,766)
Net increase (decrease)	(1,549,002)	(296,390)	$(13,904,004)	$(2,526,189)
Class I
Shares sold	24,846	306,483	$219,396	$2,791,455
Reinvestment of distributions	1,075	11,026	9,475	98,192
Shares redeemed	(152,575)	(374,693)	(1,372,070)	(3,435,521)
Net increase (decrease)	(126,654)	(57,184)	$(1,143,199)	$(545,874)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and Shareholders of Fidelity Global Credit Fund (formerly Fidelity Global Bond Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Credit Fund (a fund of Fidelity School Street Trust) as of June 30, 2017, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Credit Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 21, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	1.00%
Actual		$1,000.00	$1,063.90	$5.12
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$1,062.70	$5.11
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,059.30	$8.94
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Global Credit	.75%
Actual		$1,000.00	$1,064.90	$3.84
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.75%
Actual		$1,000.00	$1,064.90	$3.84
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AGLB-SANN-0817
1.939042.105

Fidelity Advisor® Intermediate Municipal Income Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

June 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Intermediate Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.8	13.7
Florida	13.4	13.2
Texas	9.9	10.9
California	7.4	7.3
New York	7.3	7.0

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.8	35.5
Health Care	14.9	15.5
Transportation	12.2	10.4
Escrowed/Pre-Refunded	11.0	9.8
Electric Utilities	7.6	9.1

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	5.6%
AA,A	65.8%
BBB	13.1%
BB and Below	1.1%
Not Rated	3.7%
Short-Term Investments and Net Other Assets	10.7%

As of December 31, 2016
AAA	5.6%
AA,A	70.6%
BBB	10.5%
BB and Below	1.1%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	9.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,092
5% 3/1/30	6,305	7,338
5% 3/1/31	6,320	7,313
5% 3/1/32	5,075	5,843
5% 3/1/33	7,380	8,461
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,623
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,333
5% 3/1/27	4,030	4,617
5% 3/1/28	4,350	4,945
5% 3/1/29	3,570	4,029
5% 3/1/30	4,305	4,824

TOTAL ALABAMA		64,418

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,528
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	8,912

TOTAL ALASKA		17,440

Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/17 (FSA Insured)	10,000	10,097
5% 10/1/18 (FSA Insured)	2,500	2,621
5.25% 10/1/20 (FSA Insured)	6,695	7,279
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	6,300	6,440
6% 1/1/27 (Pre-Refunded to 1/1/18 @ 100)	1,400	1,434
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,814
Glendale Excise Tax Rev. Series 2017:
5% 7/1/23 (b)	3,675	4,309
5% 7/1/25 (b)	3,345	3,977
5% 7/1/28 (b)	1,510	1,799
5% 7/1/32 (b)	3,000	3,484
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,428
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,382
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,561
5% 7/1/28	7,470	8,832
5% 7/1/29	8,140	9,553
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,177
5% 7/1/25 (FSA Insured)	2,125	2,572
5% 7/1/26 (FSA Insured)	3,670	4,422
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
4% 1/1/24	6,500	7,363
5% 1/1/22	2,500	2,871
5% 1/1/23	5,000	5,858
5% 1/1/24	2,050	2,447
5% 1/1/25	7,785	9,431
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	800	794
6% 1/1/48 (c)	2,855	2,865
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,162
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	2,022
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,168
Series 2011 C, 5% 7/1/21	1,000	1,145
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	7,970
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.3%, tender 8/1/17 (a)(d)	28,380	28,379
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,390
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,287
Series 2012 A:
5% 7/1/22	500	585
5% 7/1/23	1,100	1,286

TOTAL ARIZONA		179,204

California - 7.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,864
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,566
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,308
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,617
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,888
1.5%, tender 4/2/18 (a)	6,800	6,808
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,528
5% 12/1/29	4,865	5,583
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,072
5% 7/1/18 (Escrowed to Maturity)	3,480	3,621
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,835	3,427
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	1,470	1,510
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,837
5% 8/1/26	15,000	18,659
5% 8/1/29	7,175	8,668
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,456
6% 3/1/33	12,375	13,918
6% 4/1/38	7,500	8,122
6% 11/1/39	35,800	39,710
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	107
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,660
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,731
Series 2011 D, 5% 8/15/35	3,000	3,344
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 8/1/17 (a)(c)(d)	24,400	24,399
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,056
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17 (Escrowed to Maturity)	15,275	15,434
Series 2011 A:
5.25% 10/1/24	4,000	4,615
5.25% 10/1/25	4,000	4,612
Series 2012 A:
5% 4/1/21	7,000	7,939
5% 4/1/22	2,100	2,441
5% 4/1/23	5,000	5,755
Series 2012 G:
5% 11/1/23	1,000	1,167
5% 11/1/24	1,000	1,165
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,654
5% 12/1/21	2,500	2,885
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	2,100	2,318
Series 2009 I, 6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,300	1,451
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,100	4,600
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,031
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	671
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,888
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,281
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,783
Series 2017 A1:
5% 6/1/25	4,000	4,732
5% 6/1/26	1,000	1,192
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,403
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	4,156
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,900
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,780	1,937
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2011 A1, 1.07%, tender 7/3/17 (a)	10,800	10,800
Series 2011 A3, 1.07%, tender 7/3/17 (a)	10,075	10,075
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,140
5% 7/1/23	3,800	4,325
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,274
5% 7/1/20	2,000	2,149
5% 7/1/21	1,500	1,611
5% 7/1/22	2,250	2,415
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,598
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28 (Pre-Refunded to 8/1/21 @ 100)	1,860	2,227
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,285
5% 8/1/28	1,000	1,206
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,735
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,768
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,374
5% 9/1/28	1,600	1,831
5% 9/1/32	1,685	1,881
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,326
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	781
5.25% 7/1/21	700	804
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,707
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,036
5.25% 8/1/26	2,200	2,360
5.5% 8/1/20	2,000	2,171
Series 2009 B, 5% 8/1/18	7,355	7,665
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,317
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,147
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,397
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,895
0% 8/1/37	2,000	943
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,017
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,816
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,134
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,243
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,136
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,232
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,155

TOTAL CALIFORNIA		439,069

Colorado - 0.7%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,268
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,185
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,458
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	8,269
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905	4,631
Series 2010 A:
0% 9/1/35	2,000	966
0% 9/1/37	3,000	1,314
0% 9/1/38	3,760	1,567

TOTAL COLORADO		42,658

Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	4,965	5,092
Series 2012 E, 5% 9/15/23	3,000	3,432
Series 2016 A:
4% 3/15/18	21,100	21,527
5% 3/15/26	3,030	3,554

TOTAL CONNECTICUT		33,605

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,454
5% 1/1/24	1,270	1,514
5% 1/1/25	2,750	3,250

TOTAL DELAWARE, NEW JERSEY		8,218

District Of Columbia - 0.5%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,248
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	7,985
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/29 (d)	5,605	6,712
5% 10/1/31 (b)(d)	2,405	2,845
5% 10/1/34 (b)(d)	2,000	2,329
5% 10/1/36 (b)(d)	1,875	2,169

TOTAL DISTRICT OF COLUMBIA		29,288

Florida - 13.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,858
5% 7/1/30	7,455	8,622
Series 2015 C, 5% 7/1/24	3,000	3,565
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,600
Series A:
5% 10/1/29 (d)	4,210	4,820
5% 10/1/31 (d)	3,000	3,402
5% 10/1/32 (d)	4,000	4,517
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/21	5,380	6,106
5% 7/1/22	5,000	5,799
5% 7/1/25	5,635	6,462
5% 7/1/26	24,585	28,131
Series 2015 A:
5% 7/1/26	11,500	13,781
5% 7/1/27	9,165	10,880
5% 7/1/28	4,000	4,704
Series 2015 B:
5% 7/1/25	2,160	2,638
5% 7/1/26	11,670	13,985
5% 7/1/27	7,900	9,378
5% 7/1/28	13,510	15,888
Series 2016, 5% 7/1/32	2,500	2,902
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/18	2,000	2,070
Series 2012 A1, 5% 6/1/21	2,710	3,069
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,500
5% 12/1/23	2,245	2,587
5% 12/1/24	2,365	2,724
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,185
5% 7/1/28	1,000	1,174
5% 7/1/30	6,630	7,693
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,011
Series 2011 C:
5% 6/1/20	12,380	13,725
5% 6/1/22	10,000	11,399
Series 2011 E, 5% 6/1/24	5,000	5,685
Series A, 5.5% 6/1/38	1,800	1,890
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28 (Pre-Refunded to 7/1/17 @ 101)	3,375	3,409
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,205
5% 10/1/28	5,000	5,788
5% 10/1/29	2,725	3,133
5% 10/1/30	2,475	2,828
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,172
5% 10/1/31	2,000	2,363
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,125
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,304
Series 2015 B:
5% 10/1/24	1,000	1,200
5% 10/1/27	1,500	1,791
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,466
5% 6/1/35	2,500	2,748
5% 6/1/46	2,340	2,535
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,638
5% 11/15/18	2,000	2,103
Series 2008 B, 6% 11/15/37	12,000	13,362
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (d)	1,360	1,495
5% 9/1/21 (d)	1,300	1,460
5% 9/1/22 (d)	1,650	1,883
5% 9/1/23 (d)	2,000	2,312
5% 9/1/24 (d)	2,200	2,569
5% 9/1/25 (d)	2,215	2,603
5% 9/1/26 (d)	2,265	2,675
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,142
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,201
5% 7/1/25	2,000	2,428
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,006
5% 9/1/22	2,270	2,455
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,685
5% 10/1/23	5,320	6,144
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,903
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,187
5% 6/1/26 (FSA Insured)	1,800	2,116
5% 6/1/28 (FSA Insured)	500	576
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,418
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,241
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,324
Series 2012 A:
5% 10/1/22 (d)	3,000	3,466
5% 10/1/24 (d)	10,000	11,441
5% 10/1/24	2,165	2,501
Series 2014 A:
5% 10/1/27 (d)	1,325	1,546
5% 10/1/29 (d)	2,805	3,228
5% 10/1/33 (d)	5,600	6,343
5% 10/1/37	7,400	8,382
Series 2015 A, 5% 10/1/35 (d)	2,500	2,814
Series 2016 A:
5% 10/1/30	2,500	2,951
5% 10/1/31	1,000	1,173
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,577
Series 2016:
5% 10/1/28	5,545	6,616
5% 10/1/29	4,105	4,850
5% 10/1/30	7,430	8,719
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,917
Series 2014 A, 5% 7/1/44	2,900	3,234
Series A:
5% 7/1/31	1,500	1,763
5% 7/1/32	3,980	4,651
5% 7/1/33	3,300	3,839
5% 7/1/34	1,000	1,158
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,883
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,918
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	14,011
5% 11/1/25	12,235	14,557
5% 11/1/26	7,950	9,365
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,985
Series 2015 B, 5% 5/1/28	13,690	16,022
Series 2015 D:
5% 2/1/29	4,050	4,762
5% 2/1/30	6,500	7,588
Series 2016 A:
5% 8/1/27	7,560	9,078
5% 5/1/31	19,770	23,013
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,423
5% 7/1/42	1,675	1,876
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,410
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,302
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,737
5.75% 10/1/43	535	556
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,391
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,902
Series 2012 A, 5% 10/1/42	12,650	13,620
Series 2012 B, 5% 10/1/42	5,200	5,599
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,189
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,622
Series 2015 C, 5% 8/1/29	7,000	8,283
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,210
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,627
5% 10/1/20	3,500	3,915
Series 2012 A:
5% 10/1/23	1,700	2,038
5% 10/1/25	900	1,113
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,790
5% 8/1/25	3,200	3,915
Series 2015 B:
5% 8/1/25	1,625	1,988
5% 8/1/27	8,285	9,917
5% 8/1/28	5,485	6,517
Series 2015 D:
5% 8/1/26	24,065	29,042
5% 8/1/27	10,910	13,059
5% 8/1/28	3,730	4,432
5% 8/1/26	10,460	12,623
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,667
5.25% 10/1/18 (Escrowed to Maturity)	2,945	3,096
Series 2011, 5% 10/1/24	8,600	9,869
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	5,200	5,351
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,298
5% 7/1/27	4,255	4,861
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,360
5% 7/1/24	1,750	2,096
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,718
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,876
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	566
5% 12/1/20	100	109
5% 12/1/21	800	890
Series 2015 A, 5% 12/1/40	1,800	1,944
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,623
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,020
5% 10/1/18 (FSA Insured) (d)	10,515	10,992
5% 10/1/19 (FSA Insured) (d)	5,965	6,421
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,147
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,751

TOTAL FLORIDA		799,845

Georgia - 2.1%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18 (d)	1,600	1,630
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,209
5% 11/1/29	2,500	2,979
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	3,300	3,304
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,528
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,354
6.125% 9/1/40	10,795	11,731
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,709
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,311
5% 11/1/19	3,000	3,253
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	8,908
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,635
5.25% 1/1/20	1,625	1,762
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,124
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	103
Series 2011 A, 5% 1/1/21	9,000	9,966
Series GG:
5% 1/1/24	3,625	4,115
5% 1/1/25	1,250	1,415
5% 1/1/26	5,000	5,634
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,669
Series Q, 5% 10/1/22	2,000	2,322
Series S:
5% 10/1/22	1,275	1,480
5% 10/1/24	2,425	2,807
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,465
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,850
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,718

TOTAL GEORGIA		126,981

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	4,060	4,553
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,788

TOTAL HAWAII		8,341

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,880
6.75% 11/1/37	2,600	2,772
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,715

TOTAL IDAHO		7,367

Illinois - 13.6%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,615
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,723
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,144
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,339
Series 2010 F:
5% 12/1/20	1,060	972
5% 12/1/31	20,215	16,143
Series 2011 A:
5% 12/1/41	2,135	1,666
5.5% 12/1/39	5,900	4,854
Series 2012 A, 5% 12/1/42	1,935	1,520
Series 2015 C, 5.25% 12/1/39	1,500	1,215
Series 2016 B, 6.5% 12/1/46	700	630
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,876
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (d)	6,500	7,225
Series 2014 B:
5% 1/1/19	350	370
5% 1/1/22	1,000	1,142
5% 1/1/24	3,330	3,926
Series 2016 A:
5% 1/1/29 (d)	2,220	2,527
5% 1/1/30 (d)	3,390	3,835
5% 1/1/31 (d)	2,500	2,814
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (d)	750	765
5.25% 1/1/19 (d)	5,125	5,419
Series 2011 B, 5% 1/1/20	4,430	4,835
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	17,065
Series 2012 A, 5% 1/1/22	1,750	2,013
Series 2012 B, 5% 1/1/22 (d)	7,000	7,964
Series 2016 C:
5% 1/1/22	2,220	2,554
5% 1/1/23	1,400	1,643
5% 1/1/24	1,500	1,787
5% 1/1/25	2,250	2,714
5% 1/1/26	2,000	2,428
5% 1/1/33	2,375	2,732
5% 1/1/34	2,750	3,142
Series 2017 D:
5% 1/1/27 (d)	2,125	2,522
5% 1/1/28 (d)	475	559
5% 1/1/31 (d)	2,935	3,364
5% 1/1/33 (d)	1,500	1,702
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,759
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,449
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33 (FSA Insured)	4,450	4,665
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	750	791
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,108
5% 12/15/24	1,350	1,487
Series 2012 C, 5% 12/15/25	2,120	2,319
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,703
Series 2010 G, 5% 11/15/25	2,940	3,178
Series 2011 A, 5.25% 11/15/24	1,500	1,664
Series 2012 C:
5% 11/15/22	2,060	2,317
5% 11/15/23	4,980	5,590
5% 11/15/24	18,655	20,861
5% 11/15/25 (FSA Insured)	520	586
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,751
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,692
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,720
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,696
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,802
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,587
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,143
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,680
5% 5/15/19	3,940	4,188
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	2,665	3,013
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,328
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	7,272
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	14,701
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	1,026
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,531
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,940	1,944
Series 2008 A, 5.625% 1/1/37 (Pre-Refunded to 1/1/18 @ 100)	21,070	21,550
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,349
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,338
Series 2009:
5% 8/15/23	3,125	3,455
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,747
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	14,464
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,378
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,605
Series 2012 A, 5% 5/15/23	1,480	1,675
Series 2012:
5% 9/1/32	8,100	8,636
5% 9/1/38	10,910	11,454
5% 11/15/43	3,265	3,504
Series 2013:
5% 11/15/26	2,675	3,018
5% 11/15/29	805	895
5% 5/15/43	7,800	8,275
Series 2015 A:
5% 11/15/21	400	455
5% 11/15/27	1,045	1,214
5% 11/15/28	1,250	1,440
5% 11/15/29	1,885	2,151
5% 11/15/32	3,475	3,893
5% 11/15/45	2,090	2,263
Series 2015 C:
5% 8/15/35	6,100	6,646
5% 8/15/44	29,100	31,348
Series 2016 A:
5% 2/15/24	1,500	1,747
5% 2/15/25	1,000	1,172
5% 2/15/26	1,500	1,762
5% 7/1/30	2,620	2,990
5% 8/15/33	3,300	3,626
5% 7/1/36	3,175	3,537
Series 2016 C:
4% 2/15/36	5,130	4,834
5% 2/15/31	1,700	1,866
5% 2/15/32	10,540	11,505
5% 2/15/33	5,000	5,433
5% 2/15/41	10,915	11,652
Series 2016:
5% 5/15/28	2,450	2,837
5% 5/15/29	1,350	1,548
5% 11/15/26	3,025	3,533
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,269
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,692
Series 2012 A, 5% 1/1/33	3,600	3,614
Series 2012:
5% 8/1/19	4,475	4,601
5% 3/1/20	3,280	3,394
5% 3/1/21	2,750	2,855
5% 8/1/21	1,600	1,667
5% 3/1/22	5,000	5,202
5% 8/1/22	6,600	6,888
5% 8/1/23	3,410	3,545
Series 2013, 5.5% 7/1/38	4,000	4,155
Series 2014:
5% 4/1/23	7,620	7,908
5% 2/1/27	2,665	2,698
5% 4/1/28	2,130	2,148
5% 5/1/28	935	943
5% 5/1/32	2,500	2,516
5% 5/1/33	6,600	6,637
5.25% 2/1/31	10,500	10,716
Series 2016:
5% 1/1/22	7,575	7,880
5% 6/1/25	7,845	8,114
5% 6/1/26	1,065	1,090
5% 2/1/27	7,630	7,816
5% 2/1/28	6,145	6,215
5% 2/1/29	5,770	5,831
5% 2/1/26	2,260	2,302
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,618
5% 2/1/31	3,570	4,065
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	12,700	14,233
Series 2016 A, 5% 12/1/31	1,785	2,067
Series 2016 B, 5% 1/1/41	20,000	22,575
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,264
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,881
0% 12/1/18 (Escrowed to Maturity)	595	585
5% 1/1/26	8,920	10,407
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,887
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,791
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,289
0% 1/15/25	7,735	6,331
0% 1/15/26	5,815	4,580
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,720
5% 2/1/27	6,000	7,060
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,296
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,027
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,708
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,519
0% 6/15/44 (FSA Insured)	37,400	10,150
0% 6/15/47 (FSA Insured)	3,985	927
Series 2012 B, 0% 12/15/51	48,500	6,289
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,395
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	29,205	13,628
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,855	3,464
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17 (Escrowed to Maturity)	580	586
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	853
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	630	636
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,883
Series 2013:
6% 10/1/42	3,900	4,517
6.25% 10/1/38	3,900	4,609
Will County Cmnty. Unit School District #365-U 0% 11/1/17 (FSA Insured)	1,300	1,295

TOTAL ILLINOIS		809,921

Indiana - 2.8%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,809
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	12,891
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,400
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,644
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/17	855	869
Series 2012:
5% 3/1/22	1,000	1,120
5% 3/1/23	1,500	1,690
5% 3/1/30	1,050	1,143
5% 3/1/41	5,310	5,749
Series 2015, 5% 3/1/36	8,300	9,223
Series 2016:
5% 9/1/25	1,000	1,183
5% 9/1/26	1,000	1,187
5% 9/1/29	500	586
5% 9/1/36	2,150	2,420
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,508
Series 2015 A:
5% 10/1/26	2,475	2,964
5% 10/1/28	1,180	1,397
Series 2011 A, 5.25% 10/1/24	4,025	4,633
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,150
5% 1/1/25	1,000	1,145
5% 1/1/26	2,745	3,142
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	1,463
0% 6/1/18 (AMBAC Insured)	1,740	1,721
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	9,225
5% 10/1/21	5,500	6,263
Series 2016 A:
5% 10/1/24	10,900	12,899
5% 10/1/25	11,740	13,989
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,608
5% 7/15/22	1,000	1,159
5% 7/15/23	2,700	3,146
5% 7/15/24	4,185	4,850
5% 7/15/25	4,330	5,001
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	30,640	34,957

TOTAL INDIANA		166,134

Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	309
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,110	1,188
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,085
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,072
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,190
5% 9/1/24	4,415	5,114
Series 2012 B, 5% 9/1/24	1,500	1,738
Series 2016 A:
5% 9/1/30	1,000	1,161
5% 9/1/32	1,150	1,323

TOTAL KANSAS		18,180

Kentucky - 2.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	971
5% 1/1/26	600	711
5% 1/1/29	1,600	1,847
5% 1/1/30	1,675	1,920
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	1,775	2,046
5% 6/1/26	1,870	2,148
5% 6/1/27	1,965	2,240
5% 6/1/28	2,065	2,337
5% 6/1/29	2,170	2,438
5% 6/1/30	2,280	2,546
Series 2017 B, 5% 8/15/41 (Escrowed to Maturity)	6,290	6,869
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,470
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,714
Series 2008:
5.75% 11/1/23	1,395	1,477
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,253
Series 2016 A:
5% 2/1/29	5,720	6,607
5% 2/1/30	5,840	6,698
5% 2/1/32	2,295	2,602
5% 2/1/33	2,850	3,218
Series 2016, 3% 11/1/17	2,470	2,487
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,915
5.75% 10/1/38	6,430	7,512
Series 2016 A:
5% 10/1/29	15,000	17,629
5% 10/1/32	3,325	3,846
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	24,018
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,605	12,637

TOTAL KENTUCKY		145,156

Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/18	4,000	4,138
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,688
Series 2016 B, 5% 8/1/28	6,360	7,575
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,879
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,513
5% 12/15/23	3,000	3,543
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,451
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	2,500	2,936
5% 1/1/25 (d)	3,000	3,561
5% 1/1/27 (d)	2,250	2,632
Series 2017 B:
5% 1/1/29 (d)	400	472
5% 1/1/31 (d)	750	871
5% 1/1/36 (d)	650	740
5% 1/1/37 (d)	500	568
Series 2017 D2:
5% 1/1/26 (b)(d)	750	871
5% 1/1/29 (b)(d)	500	572
5% 1/1/30 (b)(d)	210	239
5% 1/1/32 (b)(d)	500	563
5% 1/1/35 (b)(d)	1,150	1,277
5% 1/1/38 (b)(d)	585	647
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,539

TOTAL LOUISIANA		42,275

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,115	3,178
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,329
Series 2016 A:
4% 7/1/41	2,000	1,737
4% 7/1/46	2,600	2,204
5% 7/1/41	885	902
5% 7/1/46	530	538
Series 2017 D:
5.75% 7/1/38	665	694
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,265	2,370
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,080
Series 2015:
5% 7/1/25	2,295	2,782
5% 7/1/27	2,000	2,400

TOTAL MAINE		20,214

Maryland - 1.7%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,570	4,360
5% 7/1/31	6,775	8,109
5% 7/1/33	6,835	8,093
Series 2017 D, 5% 7/1/33	5,800	6,867
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (d)	1,250	1,444
5% 3/31/51 (d)	2,300	2,551
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,321
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,763
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,190
5% 7/1/18	2,500	2,590
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,882
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	300	307
Bonds:
Series 2012 C, 1.534%, tender 7/3/17 (a)	14,530	14,534
Series 2013 A:
1.284%, tender 7/3/17 (a)	5,015	5,019
1.304%, tender 7/3/17 (a)	8,400	8,408
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,703
Series 2013 A:
5% 7/1/24	1,245	1,434
5% 7/1/25	1,060	1,212
Series 2015:
5% 7/1/27	1,000	1,138
5% 7/1/28	1,300	1,470
5% 7/1/29	2,200	2,474
5% 7/1/31	1,000	1,113
Series 2016 A:
4% 7/1/42	1,450	1,461
5% 7/1/33	2,250	2,508
5% 7/1/34	1,650	1,831
5% 7/1/35	625	692
5% 7/1/36	1,750	1,932

TOTAL MARYLAND		100,406

Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,754
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,829
5% 7/1/45	1,580	1,814
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,979
Series 2013 A, 6.25% 11/15/28 (c)	5,000	5,525
Series 2015 D, 5% 7/1/44	4,855	5,257
Series 2015 H1, 4% 7/1/17	3,770	3,770
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	15,561
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,310
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,012
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	11,357
Series C, 5% 4/1/23	17,965	21,299
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,081
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,092
5% 7/1/21	4,700	5,072
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,350

TOTAL MASSACHUSETTS		96,062

Michigan - 2.7%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	1,989
Series 2006 D, 1.369% 7/1/32 (a)	5,520	4,790
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,095
5% 5/1/31 (FSA Insured)	5,000	5,820
5% 5/1/32 (FSA Insured)	750	869
5% 5/1/33 (FSA Insured)	3,120	3,590
5% 5/1/27 (FSA Insured)	1,350	1,655
5% 5/1/29 (FSA Insured)	1,945	2,334
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,965
5% 5/15/28	2,550	2,972
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,033
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,114
5% 11/15/21	650	742
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	19,837
5% 4/15/35	2,800	3,219
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,754
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,684
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,753
Series 2012 B, 5% 7/1/22	580	580
Series 2012:
5% 11/15/36	7,100	7,865
5% 11/15/42	1,560	1,714
Series 2013:
5% 8/15/28	5,585	6,381
5% 8/15/29	2,000	2,272
Series 2015 D1:
5% 7/1/27	425	493
5% 7/1/29	1,000	1,143
5% 7/1/31	1,200	1,360
5% 7/1/32	1,000	1,128
5% 7/1/33	850	955
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,884
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,200	6,336
Series 1999:
0.95%, tender 2/1/18 (a)	195	195
0.95%, tender 2/1/18 (a)	5,810	5,807
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,693
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,027
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	193
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,849
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,147
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,066
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,497
5% 11/1/29	3,170	3,731
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,159
5% 9/1/24	2,000	2,369
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,271
5% 5/1/31	4,800	5,547
5% 5/1/32	5,100	5,864

TOTAL MICHIGAN		162,741

Minnesota - 0.4%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	2,000	2,322
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,539
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,144
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,353
5% 1/1/20	4,500	4,910
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,570
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,540
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,461

TOTAL MINNESOTA		26,839

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	3,165	3,166
Missouri - 0.4%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	560	591
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	713
5% 2/1/30	2,465	2,852
5% 2/1/32	2,725	3,119
5% 2/1/36	2,210	2,498
5% 2/1/45	3,600	4,030
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,165
5% 5/15/30	1,000	1,156
5% 5/15/31	1,000	1,150
5% 5/15/36	3,000	3,384

TOTAL MISSOURI		21,029

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,397
5% 2/15/22	1,300	1,476
5% 2/15/23	2,050	2,364
5% 2/15/24	2,140	2,499
5% 2/15/25	2,000	2,357
5% 2/15/26	3,195	3,788

TOTAL MONTANA		13,881

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,001
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,528
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,632
Series 2014, 4% 7/1/18	4,000	4,117
Series 2016 B:
5% 1/1/31	4,000	4,674
5% 1/1/34	4,360	5,002
5% 1/1/36	5,290	6,039

TOTAL NEBRASKA		24,993

Nevada - 0.7%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	12,062
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,167
5% 6/1/23	2,000	2,316
5% 6/1/24	2,000	2,315
5% 6/1/25	1,050	1,215
Series 2016 A:
3% 6/1/18	1,825	1,859
5% 6/1/32	2,900	3,430
5% 6/1/33	5,000	5,887
5% 6/1/34	5,300	6,208
Series 2016 B, 3% 6/1/18	1,600	1,630
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,595
Series 2013 D1, 5% 3/1/25	2,825	3,337

TOTAL NEVADA		43,021

New Hampshire - 0.7%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (c)	345	344
6.125% 7/1/37 (c)	325	325
6.125% 7/1/52 (c)	520	515
6.25% 7/1/42 (c)	325	328
Series 2017 B, 4.125% 7/1/24 (c)	1,755	1,752
Series 2017 C, 3.5% 7/1/22 (c)	580	579
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007:
5% 10/1/37	1,070	1,078
5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	3,570	3,605
Series 2012:
4% 7/1/22	1,350	1,446
5% 7/1/26	1,280	1,406
Series 2013 A, 5% 10/1/43	2,430	2,615
Series 2016:
4% 10/1/38	825	840
5% 10/1/26	4,695	5,476
5% 10/1/27	5,005	5,794
5% 10/1/28	2,000	2,298
5% 10/1/30	7,280	8,246
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,589
5% 2/1/23	2,215	2,513
5% 2/1/24	1,775	2,012

TOTAL NEW HAMPSHIRE		43,761

New Jersey - 3.0%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,690
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,140
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,135
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,296
5% 2/15/25	1,000	1,149
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	4,098
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,852
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	11,414
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,054
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,791
Series 2013:
5% 3/1/23	9,300	9,950
5% 3/1/24	12,800	13,621
5% 3/1/25	1,400	1,482
Series 2015 XX, 5% 6/15/26	20,000	20,906
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,132
5% 7/1/33	3,000	3,318
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,069
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,751
Series 2016 A:
5% 7/1/21	295	329
5% 7/1/22	795	900
5% 7/1/23	3,030	3,469
5% 7/1/24	815	943
5% 7/1/25	880	1,023
5% 7/1/26	295	343
5% 7/1/27	440	506
5% 7/1/28	1,220	1,391
5% 7/1/28	1,305	1,488
5% 7/1/28	455	534
5% 7/1/33	1,510	1,720
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,325	1,496
5% 12/1/24 (d)	3,500	4,017
Series 2017 1B, 5% 12/1/21 (d)	1,405	1,563
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,229
Series 2012 AA:
5% 6/15/23	7,500	8,034
5% 6/15/24	12,000	12,833
Series 2014 AA:
5% 6/15/25	12,500	13,228
5% 6/15/26	7,500	7,909
Series 2016 A, 5% 6/15/27	9,230	10,070

TOTAL NEW JERSEY		177,873

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,954
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	2,966

TOTAL NEW MEXICO		14,920

New York - 4.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,323
5% 7/1/25	2,500	3,039
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,176
5.75% 7/1/40	1,000	1,100
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	4,000	4,740
5% 2/15/35	7,500	8,778
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,531
Series 2016 B:
5% 9/1/22	2,000	2,336
5% 9/1/23	1,500	1,782
5% 9/1/24	1,350	1,628
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,838
New York City Gen. Oblig. Series 2015 C, 5% 8/1/27	3,055	3,665
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,574
Series 2009 S2, 6% 7/15/38	7,000	7,351
Series 2009 S3:
5.25% 1/15/34	17,500	18,532
5.25% 1/15/39	2,600	2,752
Series 2009 S4, 5.75% 1/15/39	6,400	6,838
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,477
5% 2/1/21	3,510	3,967
Series 2012 A, 5% 11/1/21	5,460	6,296
Series B:
5% 11/1/20	26,595	28,951
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,529
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,517
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,600	2,795
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A:
5% 2/15/19	5	5
5% 2/15/20 (Escrowed to Maturity)	2,985	3,275
Series 2016 B:
5% 2/15/19	995	1,059
5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,383
5% 7/1/21	12,335	13,278
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,627
Series 2016, 6.5% 11/15/28	2,170	2,325
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,055
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,019
Series 2011 A, 5% 4/1/19	2,000	2,136
Series 2011 A1, 5% 4/1/20	2,220	2,448
Series 2011 A2, 5% 4/1/21	2,000	2,272
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	8,400	9,118
Series 2016 A, 5.25% 1/1/50 (d)	13,700	14,992
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,613
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,612
5% 11/15/24	4,000	4,814

TOTAL NEW YORK		264,562

North Carolina - 0.5%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,678
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.3%, tender 9/15/17 (a)(d)	3,650	3,650
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,232
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	485
Series 2017:
5% 10/1/28 (b)	515	627
5% 10/1/29 (b)	750	905
5% 10/1/33 (b)	190	224
5% 10/1/35 (b)	1,000	1,168
5% 10/1/36 (b)	470	548
5% 10/1/18	810	818
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,589
5% 6/1/22	4,000	4,394
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	516
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,280

TOTAL NORTH CAROLINA		27,114

Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,292
5% 2/15/23	2,175	2,494
Series 2012:
5% 2/15/21	1,500	1,680
5% 2/15/24	2,000	2,284
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,967
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,178
5% 1/1/28 (FSA Insured)	1,525	1,773
5% 1/1/29 (FSA Insured)	2,230	2,572
5% 1/1/30 (FSA Insured)	2,000	2,297
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,430
5% 1/1/27	1,500	1,714
Columbus City School District 5% 12/1/32	1,825	2,160
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,100
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,719
5% 6/15/26	2,590	2,837
5% 6/15/27	2,720	2,966
5% 6/15/28	2,855	3,096
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,415
5% 11/1/26	2,100	2,546
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,629
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,498
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,374
Series 2013, 5% 2/15/20	1,195	1,270
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,352
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,385
5% 10/1/22	2,000	2,161
5% 10/1/23	3,000	3,240
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,145
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,222
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,325
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,200	5,541
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,696

TOTAL OHIO		93,358

Oklahoma - 1.0%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/27	4,000	4,777
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,433
5% 6/1/28	1,500	1,779
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,255
5% 10/1/26	1,500	1,763
5% 10/1/27	1,190	1,387
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,510
5% 2/15/42	7,185	7,812
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,340
5% 1/1/22 (FSA Insured)	12,455	13,512
Series 2014 A:
5% 1/1/26	1,700	2,024
5% 1/1/27	6,000	7,081
5% 1/1/28	2,000	2,344
5% 1/1/29	1,570	1,827
Series 2014 B, 5% 1/1/27	2,145	2,532

TOTAL OKLAHOMA		57,376

Pennsylvania - 4.6%
East Stroudsburg Area School District Series 2015 A:
7.5% 9/1/22	280	283
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	2,120	2,141
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,940
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (a)	15,395	15,390
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,404
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,041
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,136
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	340	390
Series 2016 A:
5% 10/1/28	1,425	1,591
5% 10/1/29	1,540	1,709
5% 10/1/32	4,810	5,260
5% 10/1/36	5,860	6,308
5% 10/1/40	3,595	3,856
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,268
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,474
5% 3/1/22	2,000	2,279
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	8,180
5% 7/1/22	1,740	1,740
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.25%, tender 8/1/17 (a)(d)	17,400	17,399
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,381
Series 2012, 5% 6/1/18	5,165	5,349
Series 2013, 5% 10/15/27	10,000	11,703
Series 2015 1:
5% 3/15/29	15,000	17,472
5% 3/15/31	3,725	4,283
Series 2016, 5% 9/15/29	28,000	32,911
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,280
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,342
5% 12/1/33 (FSA Insured)	4,430	5,034
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	8,846
Series 2013 A, 1.51% 12/1/17 (a)	7,600	7,602
Series 2013 A2:
0% 12/1/28 (e)	1,250	1,376
0% 12/1/33 (e)	1,250	1,334
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,511
5% 8/1/29	10,465	12,077
5% 8/1/30	11,025	12,646
5% 8/1/31	11,615	13,269
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,201
5% 9/1/21	6,000	6,488
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,618
5% 9/1/20 (FSA Insured)	1,000	1,111
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	1,999
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,701
State Pub. School Bldg. Auth. Lease Rev.:
(Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,556
(Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,216
5% 4/1/24	1,365	1,493

TOTAL PENNSYLVANIA		272,588

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	7,695
5% 9/1/36	320	354
Series 2016, 5% 5/15/39	5,140	5,528
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,813
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,041
5% 6/1/28	2,400	2,664

TOTAL RHODE ISLAND		28,095

South Carolina - 1.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18	1,000	1,025
5% 3/1/22	1,000	1,162
5% 3/1/24	1,000	1,206
5% 3/1/25	1,000	1,225
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,651
5% 12/1/29	3,250	3,721
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,503
5% 2/1/24	1,000	1,174
5% 2/1/26	1,700	2,026
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,074
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,002
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,485	7,172
Series 2014 A:
5% 12/1/49	2,700	2,909
5.5% 12/1/54	17,800	19,816
Series 2014 C:
5% 12/1/25	4,000	4,643
5% 12/1/26	4,000	4,605
5% 12/1/27	3,100	3,531
5% 12/1/46	3,595	3,898
Series 2016 B:
5% 12/1/35	6,370	7,108
5% 12/1/36	9,555	10,638
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	3,670	3,806

TOTAL SOUTH CAROLINA		89,895

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,049
Series 2014 B:
5% 11/1/24	1,235	1,477
5% 11/1/25	1,210	1,425
5% 11/1/26	200	234

TOTAL SOUTH DAKOTA		4,185

Tennessee - 0.2%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	972
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,644
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,360
5% 9/1/24	750	867
Series 2017:
5% 4/1/24	1,000	1,152
5% 4/1/25	1,355	1,574
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,517

TOTAL TENNESSEE		14,086

Texas - 9.9%
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,003
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (d)	2,770	3,177
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,160
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,218
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,500	1,744
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,395
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	959
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,185
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	241
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,814
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,379
5% 1/1/32	1,000	1,144
5% 1/1/34	2,000	2,269
5% 1/1/40	5,500	6,135
Series 2016:
5% 1/1/31	2,375	2,744
5% 1/1/32	5,000	5,744
5% 1/1/35	3,335	3,781
5% 1/1/36	1,625	1,837
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B3, 1.05%, tender 8/15/17 (a)	3,075	3,075
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,633
Series 2014 C, 5% 2/15/44	5,800	6,576
Series 2016:
5% 2/15/22	5,000	5,784
5% 2/15/23	5,000	5,902
5% 2/15/24	25,135	30,246
5% 2/15/25	21,430	26,183
5% 2/15/27	3,580	4,387
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,057
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	3,040
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,086
Series 2014 B:
5% 11/1/26 (d)	3,005	3,401
5% 11/1/27(d)	1,280	1,448
5% 11/1/28 (d)	2,845	3,212
5% 11/1/30 (d)	5,435	6,090
5% 11/1/31 (d)	11,485	12,852
5% 11/1/32 (d)	14,530	16,198
5% 11/1/33 (d)	10,000	11,075
5% 11/1/34 (d)	2,365	2,603
Dallas Independent School District:
Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	6,030	6,142
Series 2016 B6, 5%, tender 2/15/22 (a)	3,735	4,292
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,342
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,169
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,277
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,635	4,484
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,784
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,316
5.25% 10/1/51	2,500	2,876
5.5% 4/1/53	5,900	6,737
Series 2013 C, 5.125% 10/1/43	2,500	2,789
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,009
Series 2012 C:
5% 8/15/24	1,075	1,240
5% 8/15/25	3,860	4,452
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,607
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	8,761
Series 2012 A, 5% 7/1/23 (d)	2,400	2,717
Series A, 5.5% 7/1/39	6,000	6,249
Houston Util. Sys. Rev. Series 2007:
5% 11/15/18	605	614
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	1,923
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,019
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (d)	1,400	1,620
5% 11/1/31 (d)	3,160	3,642
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,206
5% 5/15/27	3,000	3,558
5% 5/15/28	2,930	3,450
5% 5/15/29	8,500	9,915
Series 2015 D:
5% 5/15/22	850	982
5% 5/15/23	700	824
5% 5/15/24	1,220	1,457
5% 5/15/26	1,400	1,670
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,364
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.3%, tender 8/1/17 (a)(d)	4,800	4,800
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,586
5% 4/1/28	1,435	1,673
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	5,395	5,355
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,136
4% 12/15/24	1,825	2,011
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,744
6% 9/1/41	1,000	1,181
Series 2014 A:
5% 1/1/23	1,785	2,087
5% 1/1/24	5,000	5,958
Series 2015 B:
5% 1/1/29	10,000	11,675
5% 1/1/30	5,000	5,797
Series 2016 A, 5% 1/1/39	7,000	7,958
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	13,688
6% 1/1/23	275	282
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	1,972
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,170
5% 2/15/19	5,800	6,159
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,376
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,277
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,973
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,571
5% 9/15/24	7,490	8,677
5% 9/15/25	9,295	10,763
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	6,996
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,292
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,365
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,184
5% 8/15/26	1,530	1,796
5% 8/15/28	1,620	1,876
5% 8/15/33	3,800	4,300
5.5% 9/1/43	5,350	5,997
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,018
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,829
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,502
Series 2016 A:
5% 2/15/25	5,750	6,980
5% 2/15/34	2,100	2,442
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (d)	1,545	1,664
5% 8/1/21 (d)	1,530	1,739
Series 2011 C:
5% 8/1/20 (d)	1,625	1,802
5% 8/1/21 (d)	1,460	1,659
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	293
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,003
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (d)	16,000	18,368
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,700
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,654
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	19,174
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,610
Univ. of Houston Univ. Revs.:
Series 2008, 5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,268
Series 2017 A, 5% 2/15/30	6,515	7,725
5.25% 2/15/25 (FSA Insured)	390	400
5.25% 2/15/25 (FSA Insured) (Pre-Refunded to 2/15/18 @ 100)	65	67
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D:
5% 8/15/18	3,000	3,134
5% 8/15/20	2,000	2,232
5% 8/15/21	2,310	2,653
5% 8/15/22	2,500	2,937
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015, 5% 7/1/17	3,015	3,015
Series 2016 B, 5% 7/1/29	1,790	2,159
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,309
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,275
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	4,953

TOTAL TEXAS		587,503

Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,022
5% 8/15/18	2,500	2,608
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (d)	1,155	1,396
5% 7/1/28 (d)	4,000	4,816
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,439
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,405

TOTAL UTAH		21,686

Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,134
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,496
5% 6/15/29	1,425	1,623
5% 6/15/33	1,520	1,707
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	643
5% 6/15/32	1,800	2,026
5% 6/15/34	2,300	2,555
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	7,966
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,280
5% 1/1/33	2,590	2,938

TOTAL VIRGINIA		24,368

Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,738
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,902
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,144
5% 1/1/23	1,000	1,164
5% 1/1/24	2,330	2,712
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,165
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	12,386
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,017
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (d)	4,750	5,583
Series 2016:
5% 2/1/27	1,240	1,504
5% 2/1/29	2,500	2,984
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	1,027
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,325
5% 12/1/19	1,385	1,482
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,358
Series R-2017 A:
5% 8/1/27	1,785	2,196
5% 8/1/28	1,785	2,177
5% 8/1/30	1,785	2,148
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,428
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,593
Series 2015, 5% 1/1/29	1,300	1,502
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	632
5% 10/1/31	1,335	1,478
Series 2016 A, 5% 10/1/30	1,275	1,419

TOTAL WASHINGTON		69,064

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,486
Wisconsin - 0.9%
Pub. Fin. Auth. Sr Liv Rev.:
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (c)	370	377
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (c)	1,280	1,422
5% 5/15/30 (c)	1,170	1,270
5.25% 5/15/37 (c)	355	384
5.25% 5/15/42 (c)	435	467
5.25% 5/15/47 (c)	435	465
5.25% 5/15/52 (c)	815	867
Series 2017 B-2, 3.5% 11/15/23 (c)	470	474
Series 2017 B-3, 3% 11/15/22 (c)	645	647
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,141
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	3,180	3,241
Series 2014 A:
5% 11/15/24	8,765	10,523
5% 11/15/27	6,710	7,846
Series 2014:
5% 5/1/26	835	918
5% 5/1/28	1,800	1,943
5% 5/1/29	890	954
Series 2016, 4% 2/15/38	1,295	1,340
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,953
5.75% 7/1/30	2,000	2,211
Series 2013 B:
5% 7/1/25	1,000	1,144
5% 7/1/36	6,985	7,645
Series 2012:
5% 6/1/27	1,800	1,984
5% 6/1/32	1,025	1,106
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,935
5% 6/1/39	2,415	2,568

TOTAL WISCONSIN		54,825

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,819
TOTAL MUNICIPAL BONDS
(Cost $5,153,766)		5,304,016

Municipal Notes - 5.2%
Connecticut - 0.1%
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	7,800	$7,846
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(f)	10,700	10,700
Kentucky - 0.3%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,260
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)(f)	6,550	6,550
New Jersey - 0.9%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	20,295	20,499
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	13,519	13,562
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	17,100	17,231

TOTAL NEW JERSEY		51,292

New York - 2.9%
Binghamton Gen. Oblig. BAN Series 2016, 2.5% 11/17/17	6,800	6,834
Broome County Gen. Oblig. BAN 2.5% 5/4/18	31,200	31,537
Canton Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	4,950	4,998
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	4,200	4,239
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18 (b)	9,700	9,823
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	4,600	4,636
Suffolk County Gen. Oblig. TAN Series 2017, 2% 7/26/17	108,225	108,292
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17 (b)	3,200	3,204

TOTAL NEW YORK		173,563

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18 (b)	8,500	8,609
Belmont County BAN Series 2016, 1.375% 8/31/17	3,600	3,600

TOTAL OHIO		12,209

Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(f)	11,500	11,500
Series 17 ZF 0540, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,300	1,300
Series Floaters XM 05 06, 1.12% 7/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)(f)	18,315	18,315

TOTAL UTAH		31,115

TOTAL MUNICIPAL NOTES
(Cost $307,517)		307,535
	Shares	Value (000s)

Money Market Funds - 5.6%
Fidelity Municipal Cash Central Fund, 0.95% (g)(h)
(Cost $333,970)	333,973,220	333,959
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $5,795,253)		5,945,510
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,305
NET ASSETS - 100%		$5,962,815

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,799,000 or 0.7% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$720
Total	$720

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,611,551	$--	$5,611,551	$--
Money Market Funds	333,959	333,959	--	--
Total Investments in Securities:	$5,945,510	$333,959	$5,611,551	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.8%
Health Care	14.9%
Transportation	12.2%
Escrowed/Pre-Refunded	11.0%
Electric Utilities	7.6%
Money Market Fund	5.6%
Special Tax	5.1%
Others* (Individually Less Than 5%)	8.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,461,283)	$5,611,551
Fidelity Central Funds (cost $333,970)	333,959
Total Investments (cost $5,795,253)		$5,945,510
Cash		43,399
Receivable for fund shares sold		4,424
Interest receivable		70,901
Distributions receivable from Fidelity Central Funds		196
Other receivables		11
Total assets		6,064,441
Liabilities
Payable for investments purchased
Regular delivery	$11,426
Delayed delivery	59,495
Payable for fund shares redeemed	24,969
Distributions payable	3,794
Accrued management fee	1,239
Distribution and service plan fees payable	74
Other affiliated payables	593
Other payables and accrued expenses	36
Total liabilities		101,626
Net Assets		$5,962,815
Net Assets consist of:
Paid in capital		$5,814,751
Undistributed net investment income		590
Accumulated undistributed net realized gain (loss) on investments		(2,783)
Net unrealized appreciation (depreciation) on investments		150,257
Net Assets		$5,962,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($103,513 ÷ 9,991.4 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class M:
Net Asset Value and redemption price per share ($18,484 ÷ 1,785.3 shares)		$10.35
Maximum offering price per share (100/96.00 of $10.35)		$10.78
Class C:
Net Asset Value and offering price per share ($56,924 ÷ 5,492.4 shares)(a)		$10.36
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,026,335 ÷ 485,495.7 shares)		$10.35
Class I:
Net Asset Value, offering price and redemption price per share ($757,559 ÷ 73,058.4 shares)		$10.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$88,825
Income from Fidelity Central Funds		720
Total income		89,545
Expenses
Management fee	$7,444
Transfer agent fees	3,161
Distribution and service plan fees	464
Accounting fees and expenses	349
Custodian fees and expenses	21
Independent trustees' fees and expenses	11
Registration fees	130
Audit	29
Legal	8
Miscellaneous	31
Total expenses before reductions	11,648
Expense reductions	(21)	11,627
Net investment income (loss)		77,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,783)
Total net realized gain (loss)		(2,783)
Change in net unrealized appreciation (depreciation) on investment securities		87,910
Net gain (loss)		85,127
Net increase (decrease) in net assets resulting from operations		$163,045

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,918	$149,967
Net realized gain (loss)	(2,783)	22,049
Change in net unrealized appreciation (depreciation)	87,910	(185,656)
Net increase (decrease) in net assets resulting from operations	163,045	(13,640)
Distributions to shareholders from net investment income	(77,792)	(149,863)
Distributions to shareholders from net realized gain	–	(22,361)
Total distributions	(77,792)	(172,224)
Share transactions - net increase (decrease)	(48,934)	475,371
Redemption fees	–	54
Total increase (decrease) in net assets	36,319	289,561
Net Assets
Beginning of period	5,926,496	5,636,935
End of period	$5,962,815	$5,926,496
Other Information
Undistributed net investment income end of period	$590	$464

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.51	$10.56	$10.18	$10.66	$10.45
Income from Investment Operations
Net investment income (loss)A	.121	.231	.234	.256	.272	.279
Net realized and unrealized gain (loss)	.149	(.262)	(.048)	.388	(.460)	.213
Total from investment operations	.270	(.031)	.186	.644	(.188)	.492
Distributions from net investment income	(.120)	(.231)	(.234)	(.257)	(.271)	(.275)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.120)	(.269)	(.236)	(.264)	(.292)	(.282)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.36	$10.21	$10.51	$10.56	$10.18	$10.66
Total ReturnC,D,E	2.65%	(.34)%	1.79%	6.38%	(1.78)%	4.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.68%	.69%	.67%	.66%	.65%
Expenses net of fee waivers, if any	.69%H	.68%	.69%	.67%	.66%	.65%
Expenses net of all reductions	.69%H	.67%	.69%	.67%	.65%	.65%
Net investment income (loss)	2.34%H	2.19%	2.24%	2.45%	2.61%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$104	$134	$148	$115	$108	$131
Portfolio turnover rateI	23%H	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.51	$10.55	$10.17	$10.65	$10.45
Income from Investment Operations
Net investment income (loss)A	.121	.235	.239	.260	.273	.280
Net realized and unrealized gain (loss)	.140	(.262)	(.039)	.388	(.460)	.203
Total from investment operations	.261	(.027)	.200	.648	(.187)	.483
Distributions from net investment income	(.121)	(.235)	(.238)	(.261)	(.272)	(.276)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.121)	(.273)	(.240)	(.268)	(.293)	(.283)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.35	$10.21	$10.51	$10.55	$10.17	$10.65
Total ReturnC,D,E	2.56%	(.30)%	1.93%	6.43%	(1.77)%	4.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.64%	.65%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.67%H	.64%	.65%	.63%	.64%	.65%
Expenses net of all reductions	.67%H	.64%	.65%	.63%	.64%	.64%
Net investment income (loss)	2.36%H	2.22%	2.28%	2.48%	2.62%	2.64%
Supplemental Data
Net assets, end of period (in millions)	$18	$19	$19	$18	$17	$20
Portfolio turnover rateI	23%H	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.52	$10.56	$10.18	$10.66	$10.46
Income from Investment Operations
Net investment income (loss)A	.081	.152	.156	.176	.191	.197
Net realized and unrealized gain (loss)	.140	(.262)	(.038)	.389	(.460)	.203
Total from investment operations	.221	(.110)	.118	.565	(.269)	.400
Distributions from net investment income	(.081)	(.152)	(.156)	(.178)	(.190)	(.193)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.081)	(.190)	(.158)	(.185)	(.211)	(.200)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.36	$10.22	$10.52	$10.56	$10.18	$10.66
Total ReturnC,D,E	2.17%	(1.08)%	1.13%	5.58%	(2.54)%	3.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.45%H	1.42%	1.44%	1.43%	1.43%	1.43%
Expenses net of fee waivers, if any	1.45%H	1.42%	1.44%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.45%H	1.42%	1.44%	1.43%	1.43%	1.43%
Net investment income (loss)	1.59%H	1.44%	1.49%	1.69%	1.83%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$57	$61	$60	$61	$62	$81
Portfolio turnover rateI	23%H	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.51	$10.55	$10.17	$10.65	$10.45
Income from Investment Operations
Net investment income (loss)A	.136	.265	.269	.287	.301	.309
Net realized and unrealized gain (loss)	.140	(.262)	(.038)	.389	(.459)	.203
Total from investment operations	.276	.003	.231	.676	(.158)	.512
Distributions from net investment income	(.136)	(.265)	(.269)	(.289)	(.301)	(.305)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.136)	(.303)	(.271)	(.296)	(.322)	(.312)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.35	$10.21	$10.51	$10.55	$10.17	$10.65
Total ReturnC,D	2.72%	(.01)%	2.23%	6.71%	(1.50)%	4.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.35%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%G	.35%	.36%	.37%	.37%	.37%
Expenses net of all reductions	.37%G	.35%	.36%	.36%	.37%	.37%
Net investment income (loss)	2.67%G	2.51%	2.57%	2.75%	2.89%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$5,026	$4,953	$4,746	$4,453	$3,890	$4,571
Portfolio turnover rateH	23%G	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.52	$10.57	$10.19	$10.67	$10.46
Income from Investment Operations
Net investment income (loss)A	.133	.257	.261	.282	.295	.305
Net realized and unrealized gain (loss)	.149	(.261)	(.048)	.389	(.459)	.212
Total from investment operations	.282	(.004)	.213	.671	(.164)	.517
Distributions from net investment income	(.132)	(.258)	(.261)	(.284)	(.295)	(.300)
Distributions from net realized gain	–	(.038)	(.002)	(.007)	(.021)	(.007)
Total distributions	(.132)	(.296)	(.263)	(.291)	(.316)	(.307)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.37	$10.22	$10.52	$10.57	$10.19	$10.67
Total ReturnC,D	2.78%	(.09)%	2.05%	6.65%	(1.55)%	4.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.43%	.44%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.44%G	.43%	.44%	.41%	.42%	.42%
Expenses net of all reductions	.44%G	.43%	.44%	.41%	.42%	.41%
Net investment income (loss)	2.60%G	2.43%	2.49%	2.70%	2.84%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$758	$760	$663	$609	$468	$327
Portfolio turnover rateH	23%G	28%	14%	17%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Intermediate Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$187,900
Gross unrealized depreciation	(37,247)
Net unrealized appreciation (depreciation) on securities	$150,653
Tax cost	$5,794,857

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $620,263 and $702,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$146	$–
Class M	-%	.25%	24	–
Class C	.75%	.25%	294	37
			$464	$37

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C(a)	4
$9

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$98.17
Class M	14.15
Class C	50.17
Intermediate Municipal Income	2,308.09
Class I	691.17
	$3,161

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$1,353	$3,466
Class M	221	440
Class B	–	6
Class C	464	921
Intermediate Municipal Income	65,271	126,499
Class I	10,483	18,531
Total	$77,792	$149,863
From net realized gain
Class A	$–	$569
Class M	–	70
Class C	–	234
Intermediate Municipal Income	–	18,501
Class I	–	2,987
Total	$–	$22,361

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	952	5,732	$9,787	$60,688
Reinvestment of distributions	121	337	1,247	3,538
Shares redeemed	(4,218)	(7,012)	(43,271)	(73,308)
Net increase (decrease)	(3,145)	(943)	$(32,237)	$(9,082)
Class M
Shares sold	78	293	$797	$3,072
Reinvestment of distributions	20	43	211	457
Shares redeemed	(155)	(286)	(1,596)	(2,998)
Net increase (decrease)	(57)	50	$(588)	$531
Class B
Shares sold	–	1	$–	$7
Reinvestment of distributions	–	–(a)	–	4
Shares redeemed	–	(91)	–	(974)
Net increase (decrease)	–	(90)	$–	$(963)
Class C
Shares sold	215	1,497	$2,225	$15,866
Reinvestment of distributions	40	96	411	1,005
Shares redeemed	(709)	(1,381)	(7,308)	(14,509)
Net increase (decrease)	(454)	212	$(4,672)	$2,362
Intermediate Municipal Income
Shares sold	61,050	138,848	$628,522	$1,453,884
Reinvestment of distributions	4,347	9,716	44,777	102,084
Shares redeemed	(65,192)	(114,937)	(670,231)	(1,196,764)
Net increase (decrease)	205	33,627	$3,068	$359,204
Class I
Shares sold	21,152	37,171	$217,806	$392,949
Reinvestment of distributions	787	1,558	8,122	16,384
Shares redeemed	(23,260)	(27,352)	(240,433)	(286,014)
Net increase (decrease)	(1,321)	11,377	$(14,505)	$123,319

 (a) In the amount of less than five hundred shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	.69%
Actual		$1,000.00	$1,026.50	$3.47
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class M	.67%
Actual		$1,000.00	$1,025.60	$3.36
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.45%
Actual		$1,000.00	$1,021.70	$7.27
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Intermediate Municipal Income	.37%
Actual		$1,000.00	$1,027.20	$1.86
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class I	.44%
Actual		$1,000.00	$1,027.80	$2.21
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ALIM-SANN-0817
1.820155.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017